SchwabFunds-Registered Trademark-


Schwab
Municipal Money Funds


- Schwab Municipal Money Fund
- Schwab California
  Municipal Money Fund
- Schwab New York
  Municipal Money Fund
- Schwab New Jersey
  Municipal Money Fund
- Schwab Pennsylvania
  Municipal Money Fund
- Schwab Florida
  Municipal Money Fund




Annual Report
December 31, 1998

SCHWAB MUNICIPAL MONEY FUNDS

We're pleased to bring you this annual report for the following funds (the Funds) for the period ended December 31, 1998:

        Schwab Municipal Money Fund
        Schwab California Municipal Money Fund
        Schwab New York Municipal Money Fund
        Schwab New Jersey Municipal Money Fund
        Schwab Pennsylvania Municipal Money Fund
        Schwab Florida Municipal Money Fund

During the reporting period, the Funds continued to provide competitive money market returns, combined with capital stability and liquidity.(1) Please remember that an investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the Funds seek to preserve the value of your investment at $1 per share, it is possible to lose money investing in the Funds.
Three of the Funds--the Schwab Municipal Money Fund, the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund offer two classes of shares--Sweep Shares-TM- and Value Advantage Shares,-TM- both of which are presented in this report. These two classes were designed for different purposes, as explained on page 3. Depending on your cash needs and investment profile, either or both classes of the Funds may have a place in your investment plan.

CONTENTS

-----------------------------------------------------
A Message from the Chairman                         1
-----------------------------------------------------
What Money Fund Investors Should Know               2
-----------------------------------------------------
Market Overview                                     4
-----------------------------------------------------
Portfolio Management                                8
-----------------------------------------------------
Schwab Municipal Money Fund                         9
-----------------------------------------------------
Schwab California Municipal Money Fund             10
-----------------------------------------------------
Schwab New York Municipal Money Fund               11
-----------------------------------------------------
Schwab New Jersey Municipal Money Fund             12
-----------------------------------------------------
Schwab Pennsylvania Municipal Money Fund           13
-----------------------------------------------------
Schwab Florida Municipal Money Fund                14
-----------------------------------------------------
Fund Discussion                                    15
-----------------------------------------------------
Glossary of Terms                                  19
-----------------------------------------------------
Portfolio Highlights                               20
-----------------------------------------------------
Financial Statements and Notes                     23
-----------------------------------------------------

(1)Income may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

[PHOTO]

The past year was an eventful one for U.S. financial markets. As 1998 unfolded, investors reacted nervously to heightening tension in the Middle East, controversy in the White House and concern that an escalation in Asia's financial troubles might negatively affect U.S. companies' earnings growth. But, after a shaky start, positive economic news helped the markets regain their footing.

Investor confidence remained unshaken throughout the early part of the year until merger talks, conflicting economic news, concern about the dollar-yen relationship and speculation about a possible tightening move by the Federal Reserve caused increased volatility in domestic markets. Likewise, a combination of factors-- including worries about possible currency devaluations, the downgrading of several large Japanese banks, continued social and economic unrest in Indonesia and a budding nuclear arms race between Pakistan and India-- sent foreign markets reeling. This continued turmoil both at home and abroad caused some investors to flee all but the safest, most liquid investments, such as money market funds and U.S. Treasuries.

This volatility eased somewhat, helped in large part by record low bond yields and an absence of fresh bad news out of Asia. The U.S. stock market enjoyed impressive gains and several stock market indices passed major milestones. Then, in July, a reversal of fortune, triggered by speculation that Asia's economic problems might be deeper and longer lasting than previously expected, caused markets to plunge. Markets continued to tumble as global economic woes continued, domestic economic growth slowed and corporate profits showed their first year-over-year decline in nearly a decade. Worried that worldwide economic turmoil might trigger a further slowdown in U.S. growth and a drop in corporate profitability, investors moved out of U.S. stocks in droves.

As the year wound down, however, financial markets rebounded from steep summer losses, boosted by positive economic news, low bond yields, a flurry of major merger announcements and a spate of interest rate cuts both at home and abroad. And, in the end, most U.S. financial markets rounded out a volatile 1998 with big gains.

No one can predict what might happen to markets in the future. That's why, regardless of short-term market trends, our philosophy has always been that REGULAR INVESTING is the best strategy over the long term. Because money funds can play an important role in your asset allocation plan, we've included some guidelines in the following pages about what to look for in a money market fund. You might find that more than one kind of money fund may be appropriate for you, depending on your goals and financial situation.

Once again, thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us and we recognize that the support of investors like you has helped Charles Schwab Investment Management, Inc. (CSIM) become one of the largest and fastest-growing mutual fund families in the nation. CSIM now manages more than $80 billion in assets on behalf of more than 3.4 million SchwabFunds-Registered Trademark- shareholders.

Please contact us toll free at 800-435-4000 with your questions or comments. As always, we look forward to serving your investment needs.

Sincerely,

/s/ Charles R. Schwab

Charles R. Schwab

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Things have changed since then, and today investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. A recent survey by a money market trade publication found that more than 40% of taxable money market funds available to individual investors charge these fees. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features, such as how you access your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash balances into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn a higher yield for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. Because the investment balance requirements are higher, these money market funds normally incur lower operating expenses and, therefore, may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax-bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.(3) And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.(3)

(1)An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

(2)Yields may vary.

(3)This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

MONEY FUNDS AT SCHWAB

Schwab offers two types of money funds--Sweep Shares-TM- and Value Advantage Investments-Registered Trademark---both of which offer taxable and tax-advantaged alternatives. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment plan.

SWEEP SHARES are designed for cash balances requiring frequent access, such as your short-term and even daily cash needs. These shares can be linked to your Schwab account and contain a feature that automatically "sweeps" uninvested cash balances into the Sweep Shares of the fund you designate, according to the terms and conditions of your Schwab account. Sweep Shares also may be used to settle trades and automatically cover other day-to-day transactions, such as margin calls.

VALUE ADVANTAGE INVESTMENTS are designed to serve as longer-term money market investment vehicles for larger balances that do not require frequent access. These funds may help fill the cash-equivalent sector in your asset allocation plan. With higher minimum investment and balance requirements and other transaction restrictions designed to minimize fund operating expenses, Value Advantage Investments can offer potentially higher yields to investors. It is important to note that, unlike Sweep Shares, Value Advantage Investments are not designed to automatically cover negative balances in your Schwab account.

MONEY FUNDS

Schwab offers the following money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB MONEY MARKET FUND invests in high-quality money market securities, including commercial paper, certificates of deposit and repurchase agreements.

SCHWAB GOVERNMENT MONEY FUND invests exclusively in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND invests exclusively in U.S. Treasury notes, bills and other direct obligations of the U.S. government and pays income typically free from state and local taxes.

TAX-ADVANTAGED MONEY FUNDS

The Schwab Municipal Money Funds may provide you with higher returns after taxes, especially if you're in a high tax bracket.(4) The Schwab Municipal Money Fund--Sweep Shares-TM- invests in municipal obligations that generate income free from federal income tax. And for investors in California, New York, New Jersey, Pennsylvania and Florida, Schwab offers Sweep Shares that seek to provide income free from state and, in some instances, local taxes. Consult your tax advisor for specific guidance on your tax situation before investing.

If you would like more information on any of these funds, please call us toll free at 800-435-4000 and request a free prospectus that contains more information, including fees and expenses. Please read the prospectus before investing.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient for you to invest in SchwabFunds.-Registered Trademark- In addition to automated methods that allow you to invest or transfer money to your Schwab account on a regular basis, you also can invest in person at any of our nationwide branches, through our Web site at WWW.SCHWAB.COM and through our automated touch-tone telephone service, TeleBroker,-Registered Trademark- by calling 800-272-4922.

(4)Income from all of the Funds may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local taxes.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of information about our investment philosophy and funds, as well as the market and economic environment, can be found at our Web site:
 WWW.SCHWAB.COM/SCHWABFUNDS

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued to grow at a strong real rate of 3.9% during 1998--in excess of the Federal Reserve's target range of 3.00% to 3.25%. Hurt by the Asian economic crisis and declining exports, the growth rate slowed from 5.5% in the first quarter to 1.8% in the second quarter. Strong consumer spending--which represents about two-thirds of economic activity--helped the growth rate rebound to 3.7% and 5.6% during the third and fourth quarters, respectively.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             REAL GDP GROWTH RATE
                          QUARTERLY PERCENTAGE CHANGE
                               (ANNUALIZED RATE)
Q1 1990                             3.9%
Q2 1990                             1.2%
Q3 1990                            -1.9%
Q4 1990                            -4.0%
Q1 1991                            -2.1%
Q2 1991                             1.8%
Q3 1991                             1.0%
Q4 1991                             1.0%
Q1 1992                             4.7%
Q2 1992                             2.5%
Q3 1992                             3.0%
Q4 1992                             4.3%
Q1 1993                             0.1%
Q2 1993                             2.0%
Q3 1993                             2.1%
Q4 1993                             5.3%
Q1 1994                             3.0%
Q2 1994                             4.7%
Q3 1994                             1.8%
Q4 1994                             3.6%
Q1 1995                             1.7%
Q2 1995                             0.4%
Q3 1995                             3.3%
Q4 1995                             2.8%
Q1 1996                             3.3%
Q2 1996                             6.1%
Q3 1996                             2.1%
Q4 1996                             4.2%
Q1 1997                             4.2%
Q2 1997                             4.0%
Q3 1997                             4.2%
Q4 1997                             3.0%
Q1 1998                             5.5%
Q2 1998                             1.8%
Q3 1998                             3.7%
Q4 1998                             5.6%
Source: BLOOMBERG L.P.

At the time of this writing, the consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate rate than during 1998. High levels of consumer confidence, low interest rates, rising real wages and strong gains in stock prices have been the principal factors fueling this lengthy expansion. Uncertainties persist, however, as to the ultimate effect international economic problems will have on the U.S. economy, particularly on corporate earnings. Going forward, the behavior of domestic consumers in response to recent stock market volatility also may be a key determinant of whether the economy continues on its current course or softens in 1999.

UNEMPLOYMENT

In December, unemployment stood at 4.3%--its lowest level in 28 years. Labor markets have become extremely tight, growth in the labor force has slowed, and wage increases are beginning to put more pressure on labor costs. (Refer to Employment Cost Index on the following page.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                         U.S. UNEMPLOYMENT RATE
Jan-90                                             5.4%
Feb-90                                             5.3%
Mar-90                                             5.2%
Apr-90                                             5.4%
May-90                                             5.4%
Jun-90                                             5.2%
Jul-90                                             5.5%
Aug-90                                             5.7%
Sep-90                                             5.9%
Oct-90                                             5.9%
Nov-90                                             6.2%
Dec-90                                             6.3%
Jan-91                                             6.4%
Feb-91                                             6.6%
Mar-91                                             6.8%
Apr-91                                             6.7%
May-91                                             6.9%
Jun-91                                             6.9%
Jul-91                                             6.8%
Aug-91                                             6.9%
Sep-91                                             6.9%
Oct-91                                             7.0%
Nov-91                                             7.0%
Dec-91                                             7.3%
Jan-92                                             7.3%
Feb-92                                             7.4%
Mar-92                                             7.4%
Apr-92                                             7.4%
May-92                                             7.6%
Jun-92                                             7.8%
Jul-92                                             7.7%
Aug-92                                             7.6%
Sep-92                                             7.6%
Oct-92                                             7.3%
Nov-92                                             7.4%
Dec-92                                             7.4%
Jan-93                                             7.3%
Feb-93                                             7.1%
Mar-93                                             7.0%
Apr-93                                             7.1%
May-93                                             7.1%
Jun-93                                             7.0%
Jul-93                                             6.9%
Aug-93                                             6.8%
Sep-93                                             6.7%
Oct-93                                             6.8%
Nov-93                                             6.6%
Dec-93                                             6.5%
Jan-94                                             6.6%
Feb-94                                             6.6%
Mar-94                                             6.5%
Apr-94                                             6.4%
May-94                                             6.0%
Jun-94                                             6.1%
Jul-94                                             6.1%
Aug-94                                             6.1%
Sep-94                                             5.9%
Oct-94                                             5.8%
Nov-94                                             5.6%
Dec-94                                             5.4%
Jan-95                                             5.6%
Feb-95                                             5.4%
Mar-95                                             5.4%
Apr-95                                             5.7%
May-95                                             5.6%
Jun-95                                             5.6%
Jul-95                                             5.7%
Aug-95                                             5.7%
Sep-95                                             5.7%
Oct-95                                             5.6%
Nov-95                                             5.6%
Dec-95                                             5.6%
Jan-96                                             5.7%
Feb-96                                             5.5%
Mar-96                                             5.5%
Apr-96                                             5.5%
May-96                                             5.5%
Jun-96                                             5.3%
Jul-96                                             5.5%
Aug-96                                             5.2%
Sep-96                                             5.2%
Oct-96                                             5.3%
Nov-96                                             5.4%
Dec-96                                             5.3%
Jan-97                                             5.3%
Feb-97                                             5.3%
Mar-97                                             5.2%
Apr-97                                             5.0%
May-97                                             4.8%
Jun-97                                             5.0%
Jul-97                                             4.9%
Aug-97                                             4.9%
Sep-97                                             4.9%
Oct-97                                             4.8%
Nov-97                                             4.6%
Dec-97                                             4.7%
Jan-98                                             4.7%
Feb-98                                             4.6%
Mar-98                                             4.7%
Apr-98                                             4.3%
May-98                                             4.3%
Jun-98                                             4.5%
Jul-98                                             4.5%
Aug-98                                             4.5%
Sep-98                                             4.6%
Oct-98                                             4.6%
Nov-98                                             4.4%
Dec-98                                             4.3%
Source: BLOOMBERG L.P.

INFLATION

Price inflation remained remarkably well contained. The Consumer Price Index
(CPI) rose just 1.6% during 1998--the lowest level since 1986. Its core rate, which excludes the more volatile food and energy components, rose 2.4%--its lowest level since 1966. For all of 1998, overall producer prices fell 0.1% after dropping 1.2% in 1997, marking the first time that the index, which was created in 1947, has fallen for two consecutive years.

The Employment Cost Index, which measures inflation in wages, salaries and benefits, increased 3.4% in 1998, its largest increase in a calendar year since 1993.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   MEASURES OF INFLATION

                                                               Quarterly Employment Cost Index   Monthly Consumer Price Index
Jan-90                                                                      5.46%                           5.2%
Feb-90                                                                      5.46%                           5.3%
Mar-90                                                                      5.46%                           5.2%
Apr-90                                                                      5.40%                           4.7%
May-90                                                                      5.40%                           4.4%
Jun-90                                                                      5.40%                           4.7%
Jul-90                                                                      5.22%                           4.8%
Aug-90                                                                      5.22%                           5.6%
Sep-90                                                                      5.22%                           6.2%
Oct-90                                                                      4.87%                           6.3%
Nov-90                                                                      4.87%                           6.3%
Dec-90                                                                      4.87%                           6.1%
Jan-91                                                                      4.60%                           5.7%
Feb-91                                                                      4.60%                           5.3%
Mar-91                                                                      4.60%                           4.9%
Apr-91                                                                      4.55%                           4.9%
May-91                                                                      4.55%                           5.0%
Jun-91                                                                      4.55%                           4.7%
Jul-91                                                                      4.30%                           4.4%
Aug-91                                                                      4.30%                           3.8%
Sep-91                                                                      4.30%                           3.4%
Oct-91                                                                      4.28%                           2.9%
Nov-91                                                                      4.28%                           3.0%
Dec-91                                                                      4.28%                           3.1%
Jan-92                                                                      4.03%                           2.6%
Feb-92                                                                      4.03%                           2.8%
Mar-92                                                                      4.03%                           3.2%
Apr-92                                                                      3.63%                           3.2%
May-92                                                                      3.63%                           3.0%
Jun-92                                                                      3.63%                           3.1%
Jul-92                                                                      3.50%                           3.2%
Aug-92                                                                      3.50%                           3.1%
Sep-92                                                                      3.50%                           3.0%
Oct-92                                                                      3.48%                           3.2%
Nov-92                                                                      3.48%                           3.0%
Dec-92                                                                      3.48%                           2.9%
Jan-93                                                                      3.52%                           3.3%
Feb-93                                                                      3.52%                           3.2%
Mar-93                                                                      3.52%                           3.1%
Apr-93                                                                      3.59%                           3.2%
May-93                                                                      3.59%                           3.2%
Jun-93                                                                      3.59%                           3.0%
Jul-93                                                                      3.55%                           2.8%
Aug-93                                                                      3.55%                           2.8%
Sep-93                                                                      3.55%                           2.7%
Oct-93                                                                      3.53%                           2.8%
Nov-93                                                                      3.53%                           2.7%
Dec-93                                                                      3.53%                           2.7%
Jan-94                                                                      3.23%                           2.5%
Feb-94                                                                      3.23%                           2.5%
Mar-94                                                                      3.23%                           2.5%
Apr-94                                                                      3.21%                           2.4%
May-94                                                                      3.21%                           2.3%
Jun-94                                                                      3.21%                           2.5%
Jul-94                                                                      3.18%                           2.8%
Aug-94                                                                      3.18%                           2.9%
Sep-94                                                                      3.18%                           3.0%
Oct-94                                                                      2.99%                           2.6%
Nov-94                                                                      2.99%                           2.7%
Dec-94                                                                      2.99%                           2.7%
Jan-95                                                                      2.88%                           2.8%
Feb-95                                                                      2.88%                           2.9%
Mar-95                                                                      2.88%                           2.9%
Apr-95                                                                      2.87%                           3.1%
May-95                                                                      2.87%                           3.2%
Jun-95                                                                      2.87%                           3.0%
Jul-95                                                                      2.68%                           2.8%
Aug-95                                                                      2.68%                           2.6%
Sep-95                                                                      2.68%                           2.5%
Oct-95                                                                      2.75%                           2.8%
Nov-95                                                                      2.75%                           2.6%
Dec-95                                                                      2.75%                           2.5%
Jan-96                                                                      2.80%                           2.7%
Feb-96                                                                      2.80%                           2.7%
Mar-96                                                                      2.80%                           2.8%
Apr-96                                                                      2.87%                           2.9%
May-96                                                                      2.87%                           2.9%
Jun-96                                                                      2.87%                           2.8%
Jul-96                                                                      2.84%                           3.0%
Aug-96                                                                      2.84%                           2.9%
Sep-96                                                                      2.84%                           3.0%
Oct-96                                                                      2.91%                           3.0%
Nov-96                                                                      2.91%                           3.3%
Dec-96                                                                      2.91%                           3.3%
Jan-97                                                                      2.88%                           3.0%
Feb-97                                                                      2.88%                           3.0%
Mar-97                                                                      2.88%                           2.8%
Apr-97                                                                      2.79%                           2.5%
May-97                                                                      2.79%                           2.2%
Jun-97                                                                      2.79%                           2.3%
Jul-97                                                                      2.99%                           2.2%
Aug-97                                                                      2.99%                           2.2%
Sep-97                                                                      2.99%                           2.2%
Oct-97                                                                      3.29%                           2.1%
Nov-97                                                                      3.29%                           1.8%
Dec-97                                                                      3.29%                           1.7%
Jan-98                                                                      3.26%                           1.6%
Feb-98                                                                      3.26%                           1.4%
Mar-98                                                                      3.26%                           1.4%
Apr-98                                                                      3.50%                           1.4%
May-98                                                                      3.50%                           1.7%
Jun-98                                                                      3.50%                           1.7%
Jul-98                                                                      3.70%                           1.7%
Aug-98                                                                      3.70%                           1.6%
Sep-98                                                                      3.70%                           1.5%
Oct-98                                                                      3.40%                           1.5%
Nov-98                                                                      3.40%                           1.5%
Dec-98                                                                      3.40%                           1.6%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains allow companies to pay higher wages without raising prices. Non-farm productivity grew at an annualized rate of 2.2% in 1998, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

The 12-month reporting period served as a textbook example of the benefits of asset allocation, demonstrating that various segments of the equities market can exhibit markedly divergent returns as well as the relative stability of the bonds and cash asset classes.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    ASSET CLASS TOTAL RETURN PERFORMANCE
    VALUE OF A HYPOTHETICAL $1 INVESTMENT
                                                                                                S&P 500-REGISTERED
                                                   MSCI-EAFE-REGISTERED TRADEMARK-INDEX          TRADEMARK-INDEX
Dec-97                                                           $1.000                                $1.000
Jan-98                                                           $1.046                                $1.011
Feb-98                                                           $1.113                                $1.084
Mar-98                                                           $1.147                                $1.140
Apr-98                                                           $1.156                                $1.151
May-98                                                           $1.151                                $1.131
Jun-98                                                           $1.159                                $1.177
Jul-98                                                           $1.171                                $1.165
Aug-98                                                           $1.026                                $0.996
Sep-98                                                           $0.994                                $1.060
Oct-98                                                           $1.098                                $1.147
Nov-98                                                           $1.154                                $1.216
Dec-98                                                           $1.200                                $1.286

    ASSET CLASS TOTAL RETURN PERFORMANCE
    VALUE OF A HYPOTHETICAL $1 INVESTMENT
                                                RUSSELL 2000-REGISTERED    LEHMAN AGGREGATE
                                                    TRADEMARK-INDEX           BOND INDEX
Dec-97                                                  $1.000                  $1.000
Jan-98                                                  $0.984                  $1.013
Feb-98                                                  $1.057                  $1.012
Mar-98                                                  $1.100                  $1.015
Apr-98                                                  $1.106                  $1.021
May-98                                                  $1.047                  $1.030
Jun-98                                                  $1.049                  $1.039
Jul-98                                                  $0.964                  $1.041
Aug-98                                                  $0.777                  $1.058
Sep-98                                                  $0.838                  $1.083
Oct-98                                                  $0.872                  $1.077
Nov-98                                                  $0.917                  $1.083
Dec-98                                                  $0.974                  $1.087

The MSCI-EAFE Index, also referred to as the MSCI-EAFE (ND) Index, represents total return net of foreign income taxes withheld on dividends.

The equities markets experienced significant volatility throughout the period, however, what was truly remarkable was the difference between the returns of large- and small-cap stocks. Large-cap stocks, as represented by the S&P 500 Index, achieved a total return of 28.58% for the one-year period. Small- cap stocks, as represented by the Russell 2000 Index, experienced a NEGATIVE total return of 2.57%, resulting in a difference of 31.15% between the 12-month total returns for the two asset classes.

International stock returns were characterized by the markedly divergent performance of Asian countries, most of which experienced significant declines, and European countries, most of which experienced healthy gains for the period. Combined, international stock returns, as represented by the MSCI-EAFE Index, experienced a positive total return of 20.00% for the reporting period.

Reflecting the decline in interest rates, fixed income returns were generally strong for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 8.69% for the reporting period.

TREASURY YIELDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
                                                         30-YEAR TREASURY  FIVE-YEAR TREASURY
                                                            BOND YIELD         NOTE YIELD
1/2/98                                                         5.84%               5.61%
1/9/98                                                         5.73%               5.25%
1/16/98                                                        5.81%               5.40%
1/23/98                                                        5.97%               5.52%
1/30/98                                                        5.80%               5.38%
2/6/98                                                         5.92%               5.47%
2/13/98                                                        5.85%               5.42%
2/20/98                                                        5.87%               5.49%
2/27/98                                                        5.92%               5.59%
3/6/98                                                         6.02%               5.65%
3/13/98                                                        5.89%               5.53%
3/20/98                                                        5.89%               5.55%
3/27/98                                                        5.96%               5.68%
4/3/98                                                         5.79%               5.49%
4/10/98                                                        5.88%               5.56%
4/17/98                                                        5.88%               5.56%
4/24/98                                                        5.95%               5.63%
5/1/98                                                         5.93%               5.62%
5/8/98                                                         5.98%               5.65%
5/15/98                                                        5.97%               5.67%
5/22/98                                                        5.90%               5.64%
5/29/98                                                        5.80%               5.55%
6/5/98                                                         5.79%               5.59%
6/12/98                                                        5.66%               5.45%
6/19/98                                                        5.67%               5.51%
6/26/98                                                        5.63%               5.49%
7/3/98                                                         5.60%               5.41%
7/10/98                                                        5.63%               5.40%
7/17/98                                                        5.75%               5.49%
7/24/98                                                        5.69%               5.48%
7/31/98                                                        5.71%               5.50%
8/7/98                                                         5.63%               5.38%
8/14/98                                                        5.54%               5.33%
8/21/98                                                        5.43%               5.19%
8/28/98                                                        5.34%               4.90%
9/4/98                                                         5.29%               4.89%
9/11/98                                                        5.23%               4.65%
9/18/98                                                        5.15%               4.52%
9/25/98                                                        5.11%               4.37%
10/2/98                                                        4.84%               4.08%
10/9/98                                                        5.12%               4.46%
10/16/98                                                       4.98%               4.04%
10/23/98                                                       5.18%               4.30%
10/30/98                                                       5.16%               4.23%
11/6/98                                                        5.39%               4.59%
11/13/98                                                       5.25%               4.50%
11/20/98                                                       5.22%               4.60%
11/27/98                                                       5.16%               4.59%
12/4/98                                                        5.04%               4.39%
12/11/98                                                       5.02%               4.39%
12/18/98                                                       5.00%               4.36%
12/25/98                                                       5.22%               4.71%
Source: BLOOMBERG L.P.

Treasury yields fell during the reporting period by 0.68% to 5.22% for 30-year bonds and by 1.00% to 4.71% for five-year notes. International economic problems were a major factor contributing to the decline in yields. Investors seeking a safe haven increased demand for U.S Treasury securities and bid up prices, thereby decreasing Treasury bond yields. In addition, the Federal Reserve elected to leave rates unchanged throughout much of the reporting period, due in part to international market turbulence, as well as acceptable domestic economic statistics that showed strong growth coupled with contained inflation. This led to favorable fixed income market conditions.

In an effort to provide liquidity to financial markets and shelter the U.S. economy from the effect of increasing weakness in foreign economies, the Federal Reserve cut short-term interest rates three times since the end of September. At the time of this writing, the federal funds rate stood at 4.75%.

SHORT-TERM INTEREST RATE ENVIRONMENT

Short-term interest rates remained in a narrow range throughout the first half of the reporting period due to widespread expectations that there would be no changes to Federal Reserve policy. In the second half of the year, amid increasing concerns surrounding international economic problems and financial markets liquidity, the Federal Reserve initiated a series of three reductions to the federal funds rate. Although these actions accompanied a decline in short-term rates in general, Treasury bill yields, in particular, declined as investors sought a safe haven in U.S. Treasury securities. Towards the end of the period, the "spread" in yields between Treasury Bills and commercial paper returned to more normal levels.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   1998 YIELDS ON 90-DAY COMMERCIAL PAPER
       AND THREE-MONTH TREASURY BILLS
                                                     THREE-MONTH          90-DAY
                                                    TREASURY BILL    COMMERCIAL PAPER
1/1/98                                                  5.35%               5.54%
1/2/98                                                  5.29%               5.54%
1/5/98                                                  5.23%               5.56%
1/6/98                                                  5.20%               5.47%
1/7/98                                                  5.20%               5.45%
1/8/98                                                  5.10%               5.44%
1/9/98                                                  5.01%               5.42%
1/12/98                                                 5.02%               5.36%
1/13/98                                                 5.19%               5.38%
1/14/98                                                 5.15%               5.37%
1/15/98                                                 5.11%               5.37%
1/16/98                                                 5.15%               5.41%
1/19/98                                                 5.15%               5.41%
1/20/98                                                 5.15%               5.41%
1/21/98                                                 5.11%               5.40%
1/22/98                                                 5.13%               5.40%
1/23/98                                                 5.17%               5.40%
1/26/98                                                 5.12%               5.40%
1/27/98                                                 5.25%               5.40%
1/28/98                                                 5.21%               5.39%
1/29/98                                                 5.19%               5.40%
1/30/98                                                 5.18%               5.42%
2/2/98                                                  5.22%               5.40%
2/3/98                                                  5.23%               5.40%
2/4/98                                                  5.11%               5.42%
2/5/98                                                  5.15%               5.38%
2/6/98                                                  5.17%               5.43%
2/9/98                                                  5.13%               5.41%
2/10/98                                                 5.21%               5.42%
2/11/98                                                 5.20%               5.42%
2/12/98                                                 5.21%               5.43%
2/13/98                                                 5.15%               5.39%
2/16/98                                                 5.21%               5.39%
2/17/98                                                 5.18%               5.40%
2/18/98                                                 5.17%               5.41%
2/19/98                                                 5.19%               5.43%
2/20/98                                                 5.20%               5.44%
2/23/98                                                 5.24%               5.43%
2/24/98                                                 5.32%               5.44%
2/25/98                                                 5.30%               5.42%
2/26/98                                                 5.34%               5.45%
2/27/98                                                 5.31%               5.48%
3/2/98                                                  5.30%               5.42%
3/3/98                                                  5.17%               5.45%
3/4/98                                                  5.15%               5.47%
3/5/98                                                  5.16%               5.47%
3/6/98                                                  5.15%               5.47%
3/9/98                                                  5.09%               5.49%
3/10/98                                                 5.08%               5.47%
3/11/98                                                 5.08%               5.45%
3/12/98                                                 5.08%               5.46%
3/13/98                                                 5.09%               5.48%
3/16/98                                                 5.10%               5.49%
3/17/98                                                 5.14%               5.45%
3/18/98                                                 5.15%               5.46%
3/19/98                                                 5.17%               5.46%
3/20/98                                                 5.17%               5.46%
3/23/98                                                 5.14%               5.45%
3/24/98                                                 5.14%               5.47%
3/25/98                                                 5.17%               5.45%
3/26/98                                                 5.20%               5.45%
3/27/98                                                 5.21%               5.46%
3/30/98                                                 5.21%               5.44%
3/31/98                                                 5.12%               5.47%
4/1/98                                                  5.11%               5.46%
4/2/98                                                  5.09%               5.48%
4/3/98                                                  5.08%               5.47%
4/6/98                                                  5.08%               5.45%
4/7/98                                                  5.04%               5.46%
4/8/98                                                  5.05%               5.45%
4/9/98                                                  5.05%               5.46%
4/10/98                                                 5.05%               5.46%
4/13/98                                                 5.16%               5.43%
4/14/98                                                 5.11%               5.46%
4/15/98                                                 5.07%               5.46%
4/16/98                                                 5.05%               5.47%
4/17/98                                                 5.04%               5.45%
4/20/98                                                 5.02%               5.47%
4/21/98                                                 5.07%               5.44%
4/22/98                                                 5.08%               5.46%
4/23/98                                                 5.08%               5.44%
4/24/98                                                 5.06%               5.45%
4/27/98                                                 5.05%               5.51%
4/28/98                                                 5.06%               5.49%
4/29/98                                                 5.06%               5.49%
4/30/98                                                 4.97%               5.49%
5/1/98                                                  5.00%               5.46%
5/4/98                                                  5.02%               5.47%
5/5/98                                                  5.11%               5.46%
5/6/98                                                  5.10%               5.49%
5/7/98                                                  5.10%               5.46%
5/8/98                                                  5.12%               5.47%
5/11/98                                                 5.12%               5.48%
5/12/98                                                 5.13%               5.47%
5/13/98                                                 5.12%               5.48%
5/14/98                                                 5.16%               5.49%
5/15/98                                                 5.16%               5.49%
5/18/98                                                 5.17%               5.50%
5/19/98                                                 5.20%               5.50%
5/20/98                                                 5.18%               5.48%
5/21/98                                                 5.23%               5.48%
5/22/98                                                 5.21%               5.48%
5/25/98                                                 5.21%               5.48%
5/26/98                                                 5.10%               5.48%
5/27/98                                                 5.09%               5.49%
5/28/98                                                 5.05%               5.48%
5/29/98                                                 5.01%               5.47%
6/1/98                                                  4.97%               5.49%
6/2/98                                                  5.20%               5.46%
6/3/98                                                  5.11%               5.48%
6/4/98                                                  5.11%               5.48%
6/5/98                                                  5.11%               5.48%
6/8/98                                                  5.12%               5.49%
6/9/98                                                  5.14%               5.48%
6/10/98                                                 5.13%               5.49%
6/11/98                                                 5.09%               5.48%
6/12/98                                                 5.11%               5.49%
6/15/98                                                 5.11%               5.47%
6/16/98                                                 5.16%               5.47%
6/17/98                                                 5.21%               5.48%
6/18/98                                                 5.18%               5.49%
6/19/98                                                 5.15%               5.48%
6/22/98                                                 5.12%               5.49%
6/23/98                                                 5.07%               5.48%
6/24/98                                                 5.04%               5.50%
6/25/98                                                 5.00%               5.48%
6/26/98                                                 4.99%               5.49%
6/29/98                                                 5.00%               5.50%
6/30/98                                                 5.08%               5.47%
7/1/98                                                  5.10%               5.48%
7/2/98                                                  5.06%               5.48%
7/3/98                                                  5.05%               5.48%
7/6/98                                                  5.05%               5.48%
7/7/98                                                  5.10%               5.49%
7/8/98                                                  5.08%               5.48%
7/9/98                                                  5.05%               5.47%
7/10/98                                                 5.04%               5.47%
7/13/98                                                 5.07%               5.47%
7/14/98                                                 5.14%               5.49%
7/15/98                                                 5.13%               5.48%
7/16/98                                                 5.16%               5.47%
7/17/98                                                 5.14%               5.49%
7/20/98                                                 5.12%               5.48%
7/21/98                                                 5.07%               5.50%
7/22/98                                                 5.07%               5.47%
7/23/98                                                 5.09%               5.48%
7/24/98                                                 5.08%               5.48%
7/27/98                                                 5.07%               5.51%
7/28/98                                                 5.06%               5.49%
7/29/98                                                 5.06%               5.50%
7/30/98                                                 5.07%               5.50%
7/31/98                                                 5.08%               5.50%
8/3/98                                                  5.11%               5.50%
8/4/98                                                  5.08%               5.49%
8/5/98                                                  5.08%               5.47%
8/6/98                                                  5.02%               5.49%
8/7/98                                                  4.98%               5.49%
8/10/98                                                 4.97%               5.49%
8/11/98                                                 5.02%               5.47%
8/12/98                                                 4.99%               5.49%
8/13/98                                                 5.06%               5.47%
8/14/98                                                 5.01%               5.47%
8/17/98                                                 5.05%               5.48%
8/18/98                                                 5.08%               5.48%
8/19/98                                                 5.06%               5.47%
8/20/98                                                 5.04%               5.47%
8/21/98                                                 4.98%               5.46%
8/24/98                                                 5.05%               5.47%
8/25/98                                                 5.07%               5.48%
8/26/98                                                 5.05%               5.47%
8/27/98                                                 4.97%               5.47%
8/28/98                                                 4.88%               5.48%
8/31/98                                                 4.83%               5.43%
9/1/98                                                  4.90%               5.42%
9/2/98                                                  4.89%               5.42%
9/3/98                                                  4.84%               5.43%
9/4/98                                                  4.85%               5.41%
9/7/98                                                  4.86%               5.41%
9/8/98                                                  4.87%               5.43%
9/9/98                                                  4.86%               5.40%
9/10/98                                                 4.78%               5.38%
9/11/98                                                 4.86%               5.35%
9/14/98                                                 4.84%               5.33%
9/15/98                                                 4.79%               5.34%
9/16/98                                                 4.71%               5.34%
9/17/98                                                 4.67%               5.31%
9/18/98                                                 4.61%               5.30%
9/21/98                                                 4.66%               5.32%
9/22/98                                                 4.80%               5.32%
9/23/98                                                 4.68%               5.30%
9/24/98                                                 4.59%               5.20%
9/25/98                                                 4.49%               5.20%
9/28/98                                                 4.43%               5.13%
9/29/98                                                 4.39%               5.08%
9/30/98                                                 4.36%               5.12%
10/1/98                                                 4.24%               5.14%
10/2/98                                                 4.19%               5.08%
10/5/98                                                 4.11%               5.08%
10/6/98                                                 4.16%               5.10%
10/7/98                                                 4.12%               5.14%
10/8/98                                                 3.90%               5.13%
10/9/98                                                 3.89%               5.11%
10/12/98                                                3.89%               5.11%
10/13/98                                                3.88%               5.10%
10/14/98                                                4.01%               5.11%
10/15/98                                                3.91%               5.13%
10/16/98                                                3.62%               5.00%
10/19/98                                                3.80%               4.98%
10/20/98                                                3.99%               4.95%
10/21/98                                                3.98%               4.95%
10/22/98                                                3.97%               5.00%
10/23/98                                                3.98%               5.02%
10/26/98                                                4.09%               4.97%
10/27/98                                                4.16%               4.96%
10/28/98                                                4.26%               4.96%
10/29/98                                                4.31%               4.96%
10/30/98                                                4.32%               5.05%
11/2/98                                                 4.40%               5.07%
11/3/98                                                 4.49%               5.05%
11/4/98                                                 4.57%               5.03%
11/5/98                                                 4.56%               5.10%
11/6/98                                                 4.64%               5.14%
11/9/98                                                 4.63%               5.15%
11/10/98                                                4.56%               5.13%
11/11/98                                                4.56%               5.13%
11/12/98                                                4.46%               5.13%
11/13/98                                                4.46%               5.12%
11/16/98                                                4.51%               5.06%
11/17/98                                                4.39%               5.15%
11/18/98                                                4.43%               4.97%
11/19/98                                                4.44%               4.97%
11/20/98                                                4.45%               5.00%
11/23/98                                                4.59%               4.97%
11/24/98                                                4.60%               4.97%
11/25/98                                                4.56%               5.00%
11/26/98                                                4.55%               5.00%
11/27/98                                                4.52%               5.00%
11/30/98                                                4.48%               5.02%
12/1/98                                                 4.49%               5.08%
12/2/98                                                 4.48%               5.03%
12/3/98                                                 4.43%               5.04%
12/4/98                                                 4.47%               5.02%
12/7/98                                                 4.49%               5.02%
12/8/98                                                 4.42%               5.00%
12/9/98                                                 4.41%               4.98%
12/10/98                                                4.48%               4.99%
12/11/98                                                4.50%               5.03%
12/14/98                                                4.49%               5.00%
12/15/98                                                4.49%               5.00%
12/16/98                                                4.42%               4.99%
12/17/98                                                4.46%               5.01%
12/18/98                                                4.49%               5.00%
12/21/98                                                4.51%               5.01%
12/22/98                                                4.50%               5.00%
12/23/98                                                4.58%               5.02%
12/24/98                                                4.56%               5.03%
12/25/98                                                4.56%               5.03%
12/28/98                                                4.52%               5.03%
12/29/98                                                4.59%               5.07%
12/30/98                                                4.54%               4.86%
12/31/98                                                4.45%               4.84%
Source: BLOOMBERG L.P.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   90-DAY MUNICIPAL COMMERCIAL PAPER YIELD (WEEKLY)
1/7/98                                                 3.50%
1/14/98                                                3.40%
1/21/98                                                3.50%
1/28/98                                                3.55%
2/4/98                                                 3.45%
2/11/98                                                3.25%
2/18/98                                                3.40%
2/25/98                                                3.45%
3/4/98                                                 3.40%
3/11/98                                                3.35%
3/18/98                                                3.50%
3/25/98                                                3.60%
4/1/98                                                 3.60%
4/8/98                                                 3.60%
4/15/98                                                3.70%
4/22/98                                                3.80%
4/29/98                                                3.70%
5/6/98                                                 3.75%
5/13/98                                                3.70%
5/20/98                                                3.70%
5/27/98                                                3.65%
6/3/98                                                 3.60%
6/10/98                                                3.60%
6/17/98                                                3.55%
6/24/98                                                3.55%
7/1/98                                                 3.40%
7/8/98                                                 3.40%
7/15/98                                                3.60%
7/22/98                                                3.60%
7/29/98                                                3.55%
8/5/98                                                 3.55%
8/12/98                                                3.50%
8/19/98                                                3.45%
8/26/98                                                3.50%
9/2/98                                                 3.30%
9/9/98                                                 3.35%
9/16/98                                                3.40%
9/23/98                                                3.40%
9/30/98                                                3.40%
10/7/98                                                3.20%
10/14/98                                               3.15%
10/21/98                                               2.95%
10/28/98                                               2.95%
11/4/98                                                2.95%
11/11/98                                               3.05%
11/18/98                                               3.05%
11/25/98                                               3.00%
12/2/98                                                2.95%
12/9/98                                                3.00%
12/16/98                                               3.05%
12/23/98                                               3.00%
12/30/98                                               2.90%
Source: LEHMAN BROTHERS

Short-term municipal commercial paper rates exhibited a pattern similar to that of taxable commercial paper yields reflecting the overall decline in short-term commercial paper yields during the second half of the reporting period.

 NOTE: THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the Funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

WALTER BEVERIDGE--portfolio manager, has managed the Schwab Municipal Money Fund since April 1992, when he joined CSIM; the Schwab Pennsylvania Municipal Money Fund since its inception in February 1998; and the Schwab Florida Municipal Money Fund since its inception in March 1998. Walter also managed the Schwab California Municipal Money Fund from April 1992 through November 1997 and the Schwab New York Municipal Money Fund from its inception in February 1995 through November 1997. Prior to joining CSIM, Walter was a portfolio manager for the Benham Group.

CHARLES SOULIS--portfolio manager, has managed the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund since he joined CSIM in December 1997, and the Schwab New Jersey Municipal Money Fund since its inception in February 1998. Prior to joining CSIM, Charles was a portfolio manager for Wells Capital Management.

SCHWAB MUNICIPAL MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 12/31/98(1)

                                                        SWEEP           VALUE ADVANTAGE
                                                      SHARES-TM-           SHARES-TM-
--------------------------------------------------------------------------------------------
Seven-Day Yield                                         3.02%                3.23%
--------------------------------------------------------------------------------------------
Seven-Day Effective Yield                               3.06%                3.28%
--------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   5.07%                5.43%
--------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal tax-exempt income paid by the Schwab Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield differential on a taxable-equivalent basis for both classes of the Fund's shares compared with the average seven-day effective yield of 4.63% as of 12/29/98 for first-tier taxable money funds:(4)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Yield differential over average taxable money
 fund:                                                  0.35%                0.72%
--------------------------------------------------------------------------------------------

Represents seven-day period ended 12/29/98, the last day of the year for which IBC data was available. This relationship was not consistent throughout the reporting period.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees was waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 12/31/98, the seven-day, seven-day effective and seven-day taxable equivalent yields for the Fund would have been 2.79%, 2.83% and 4.69%, respectively, for the Sweep Shares, and 2.99%, 3.03% and 5.02%, respectively, for the Value Advantage Shares.

(2)Taxable-equivalent yield assumes a 1998 maximum federal income tax rate of 39.6%.

(3)Income may be subject to state and local taxes and the federal alternative minimum tax (AMT).

(4)Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 295 funds in the first-tier category of taxable money funds as of 12/29/98. Past performance is no guarantee of future results.

PORTFOLIO COMPOSITION

The Schwab Municipal Money Fund invests in a diversified portfolio of high-quality, short-term municipal securities issued by or on behalf of a state, including its counties, municipalities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their political subdivisions, agencies and instrumentalities. The chart to the right illustrates the composition of the Fund's portfolio as of December 31, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of December 31, 1998, is provided in the Schedule of Investments later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(5)
                                 as of 12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable-Rate Obligations                                61.6%
Tender Option Bonds                                      10.9%
Tax-Exempt Commercial Paper                              10.3%
Anticipation Notes                                        7.1%
Put Bonds                                                 6.3%
Revenue Bonds                                             2.3%
General Obligation Bonds & Certificates of
Participation                                             1.5%

(5)These percentages do not take into account other assets and liabilities.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 12/31/98(1)

                                                        SWEEP           VALUE ADVANTAGE
                                                      SHARES-TM-           SHARES-TM-
--------------------------------------------------------------------------------------------
Seven-Day Yield                                         2.76%                2.96%
--------------------------------------------------------------------------------------------
Seven-Day Effective Yield                               2.80%                3.01%
--------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   5.11%                5.49%
--------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and California tax-exempt income paid by the Schwab California Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield differential on a taxable-equivalent basis for both classes of the Fund's shares compared with the average seven-day effective yield of 4.63% as of 12/29/98 for first-tier taxable money funds:(4)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Yield advantage over average taxable money fund:        0.39%                0.76%
--------------------------------------------------------------------------------------------

Represents seven-day period ended 12/29/98, the last day of the year for which IBC data was available. This relationship was not consistent throughout the reporting period.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees was waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 12/31/98, the seven-day, seven-day effective and seven-day taxable equivalent yields for the Fund would have been 2.52%, 2.55% and 4.65%, respectively, for the Sweep Shares and 2.72%, 2.76% and 5.04%, respectively, for the Value Advantage Shares.

(2)Taxable-equivalent yield assumes a 1998 maximum combined federal regular income tax and California state personal rate of 45.22%.

(3)Income may be subject to the federal alternative minimum tax (AMT).

(4)Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 295 funds in the first-tier category of taxable money funds as of 12/29/98. Past performance is no guarantee of future results.

PORTFOLIO COMPOSITION

The Schwab California Municipal Money Fund invests in a diversified portfolio of high-quality, short-term municipal securities issued by the state of California, including its counties, municipalities and other subdivisions. The chart to the right illustrates the composition of the Fund's portfolio as of December 31, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of December 31, 1998, is provided in the Schedule of Investments later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(5)
                                 as of 12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable-Rate Obligations                               56.6%
Tax-Exempt Commercial Paper                             18.6%
Anticipation Notes                                      13.1%
Tender Option Bonds                                      7.8%
Revenue Bonds                                            1.4%
Put Bonds                                                1.1%
General Obligation Bonds                                 1.0%
Certificates of Participation & Short-Term
Investments                                              0.4%

 (5)These percentages do not take into account other assets and liabilities.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 12/31/98(1)

                                                        SWEEP           VALUE ADVANTAGE
                                                      SHARES-TM-           SHARES-TM-
--------------------------------------------------------------------------------------------
Seven-Day Yield                                         2.97%                3.21%
--------------------------------------------------------------------------------------------
Seven-Day Effective Yield                               3.01%                3.26%
--------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   5.62%                6.09%
--------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and New York state and New York local tax-exempt income paid by the Schwab New York Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield differential on a taxable-equivalent basis for both classes of the Fund's shares compared with the average seven-day effective yield of 4.63% as of 12/29/98 for first-tier taxable money funds:(4)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Yield advantage over average taxable money fund:        0.90%                1.36%
--------------------------------------------------------------------------------------------

Represents seven-day period ended 12/29/98, the last day of the year for which IBC data was available. This relationship was not consistent throughout the reporting period.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees was waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 12/31/98, the seven-day, seven-day effective and seven-day taxable equivalent yields for the Fund would have been 2.69%, 2.73% and 5.10%, respectively, for the Sweep Shares and 2.89%, 2.93% and 5.47%, respectively for the Value Advantage Shares.

(2)Taxable-equivalent yield assumes a 1998 maximum combined federal income tax and New York state and New York City personal income tax rate of 46.43%.

(3)Income may be subject to the federal alternative minimum tax (AMT).

(4)Source: IBC Financial Data, Inc.'s weekly average seven-day yield for the 295 funds in the first-tier category of taxable money funds as of 12/29/98. Past performance is no guarantee of future results.

PORTFOLIO COMPOSITION

The Schwab New York Municipal Money Fund invests in a diversified portfolio of high-quality, short-term municipal securities issued by the state of New York, including its counties, municipalities and other subdivisions. The chart to the right illustrates the composition of the Fund's portfolio as of December 31, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of December 31, 1998, is provided in the Schedule of Investments later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(5)
                                 as of 12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable-Rate Obligations          54.2%
Tender Option Bonds                15.9%
Tax-Exempt Commercial Paper        12.1%
Anticipation Notes                 11.3%
General Obligation Bonds            3.3%
Revenue Bonds                       3.2%

(5)These percentages do not take into account other assets and liabilities.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 12/31/98(1)

                                                        SWEEP
                                                      SHARES-TM-
--------------------------------------------------------------------
Seven-Day Yield                                         2.96%
--------------------------------------------------------------------
Seven-Day Effective Yield                               3.00%
--------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   5.31%
--------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and New Jersey tax-exempt income paid by the Schwab New Jersey Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figure below illustrates the yield differential on a taxable-equivalent basis of the Fund's shares compared with the average seven-day effective yield of 4.63% as of 12/29/98 for first-tier taxable money funds:(4)

                                                     SWEEP SHARES
--------------------------------------------------------------------
Yield advantage over average taxable money fund:        0.62%
--------------------------------------------------------------------

Represents seven-day period ended 12/29/98, the last day of the year for which IBC data was available. This relationship was not consistent throughout the reporting period.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees was waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 12/31/98, the seven-day, seven-day effective and seven-day taxable equivalent yields for the Fund would have been 2.52%, 2.55% and 4.51%, respectively.

(2)Taxable-equivalent yield assumes a 1998 maximum combined federal regular income and New Jersey personal income tax rate of 43.45%.

(3)Income may be subject to the federal alternative minimum tax (AMT).

(4)Source: IBC Financial data, Inc.'s weekly average seven-day yield for the 295 funds in the first-tier category of taxable money funds as of 12/29/98. Past performance is no guarantee of future results.

PORTFOLIO COMPOSITION

The Schwab New Jersey Municipal Money Fund invests in a diversified portfolio of high-quality, short-term municipal securities issued by the state of New Jersey, including its counties, municipalities and other subdivisions. The chart to the right illustrates the composition of the Fund's portfolio as of December 31, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of December 31, 1998, is provided in the Schedule of Investments later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(5)
                                 as of 12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable-Rate Obligations          44.4%
Tender Option Bonds                16.8%
Anticipation Notes                 16.2%
Revenue Bonds                      10.0%
Tax-Exempt Commercial Paper         7.3%
Put Bonds                           3.1%
General Obligation Bonds            2.2%

(5)These percentages do not take into account other assets and liabilities.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 12/31/98(1)

                                                        SWEEP
                                                      SHARES-TM-
--------------------------------------------------------------------
Seven-Day Yield                                         3.09%
--------------------------------------------------------------------
Seven-Day Effective Yield                               3.13%
--------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   5.33%
--------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and Pennsylvania tax-exempt income paid by the Schwab Pennsylvania Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figure below illustrates the yield differential on a taxable-equivalent basis of the Fund's shares compared with the average seven-day effective yield of 4.63% as of 12/29/98 for first-tier taxable money funds:(4)

                                                     SWEEP SHARES
--------------------------------------------------------------------
Yield differential over average taxable money
fund:                                                   0.65%
--------------------------------------------------------------------

Represents seven-day period ended 12/29/98, the last day of the year for which IBC data was available. This relationship was not consistent throughout the reporting period.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees was waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 12/31/98, the seven-day, seven-day effective and seven-day taxable equivalent yields for the Fund would have been 2.66%, 2.69% and 4.58%, respectively.

(2)Taxable-equivalent yield assumes a 1998 maximum combined federal income tax and Pennsylvania personal income tax rate of 41.29%.

(3)Income may be subject to the federal alternative minimum tax (AMT).

(4)Source: IBC Financial data, Inc.'s weekly average seven-day yield for the 295 funds in the first-tier category of taxable money funds as of 12/31/98. Past performance is no guarantee of future results.

PORTFOLIO COMPOSITION

The Schwab Pennsylvania Municipal Money Fund invests in a diversified portfolio of high-quality, short-term municipal securities issued by the state of Pennsylvania, including its counties, municipalities and other subdivisions. The chart to the right illustrates the composition of the Fund's portfolio as of December 31, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of December 31, 1998, is provided in the Schedule of Investments later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(5)
                                 as of 12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable-Rate Obligations                 60.6%
Tax-Exempt Commercial Paper               11.4%
Tender Option Bonds                        9.2%
Revenue Bonds                              8.6%
General Obligation Bonds & Put Bonds       4.9%
Certificates of Participation              3.2%
Anticipation Notes                         2.1%

(5)These percentages do not take into account other assets and liabilities.

SCHWAB FLORIDA MUNICIPAL MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 12/31/98(1)

                                                        SWEEP
                                                      SHARES-TM-
--------------------------------------------------------------------
Seven-Day Yield                                         2.99%
--------------------------------------------------------------------
Seven-Day Effective Yield                               3.04%
--------------------------------------------------------------------
Seven-Day Taxable-Equivalent Yield(2)                   5.03%
--------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the tax-exempt income paid by the Schwab Florida Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figure below illustrates the yield differential on a taxable-equivalent basis of the Fund's shares compared with the average seven-day effective yield of 4.63% as of 12/29/98 for first-tier taxable money funds.(4) The Fund also seeks to invest so that its shares are exempt from the Florida intangible tax.

                                                     SWEEP SHARES
--------------------------------------------------------------------
Yield differential over average taxable money
fund:                                                   0.35%
--------------------------------------------------------------------

Represents seven-day period ended 12/29/98, the last day of the year for which IBC data was available. This relationship was not consistent throughout the reporting period.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees was waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 12/31/98, the seven-day, seven-day effective and seven-day taxable equivalent yields for the Fund would have been 2.64%, 2.67% and 4.42%, respectively.

(2)Taxable-equivalent yield assumes a 1998 maximum federal income tax rate of 39.6%.

(3)Income may be subject to the federal alternative minimum tax (AMT).

(4)Source: IBC Financial data, Inc.'s weekly average seven-day yield for the 295 funds in the first-tier category of taxable money funds as of 12/29/98. Past performance is no guarantee of future results.

PORTFOLIO COMPOSITION

The Schwab Florida Municipal Money Fund invests in a diversified portfolio of high-quality, short-term municipal securities issued by the state of Florida, including its counties, municipalities and other subdivisions. The chart to the right illustrates the composition of the Fund's portfolio as of December 31, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of December 31, 1998, is provided in the Schedule of Investments later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(5)
                                 as of 12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable-Rate Obligations          55.4%
Anticipation Notes                 14.3%
Tender Option Bonds                 8.7%
Tax-Exempt Commercial Paper        13.9%
Revenue Bonds                       2.7%
General Obligation Bonds            3.3%
Mandatory Put Bonds                 1.7%

(5)These percentages do not take into account other assets and liabilities.

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM
ADJUSTED EACH FUND'S PORTFOLIO TO RESPOND TO
CHANGES IN INTEREST RATES?

A. As the supply of municipal securities increased during the June/July note season we were able to extend the dollar-weighted average maturity (DWAM) of the Funds from their lows in May. This action left the Funds well positioned as the Federal Reserve cut short-term rates three times between September and November.

During the remainder of the year, we attempted to keep the DWAM in line with other funds with similar investment objectives. Additionally, we managed the DWAM of the Funds to capitalize on the seasonal cycles typical of short-term municipal securities markets. In anticipation of lower rates for variable rate demand notes in early 1999, the portfolio managers extended the Funds' maturities at the end of December. This allowed the Funds to lock in higher rates and to be insulated from the lower rates typical of notes issued in January.

                                          CALIFORNIA          NEW YORK         NEW JERSEY         PENNSYLVANIA          FLORIDA
                           MUNICIPAL       MUNICIPAL         MUNICIPAL          MUNICIPAL           MUNICIPAL          MUNICIPAL
                          MONEY FUND      MONEY FUND         MONEY FUND        MONEY FUND          MONEY FUND         MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
12/31/97                     48 days         51 days            63 days           N/A                 N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------------------
12/31/98                     39 days         49 days            45 days           49 days             50 days             53 days
-----------------------------------------------------------------------------------------------------------------------------------

Q. WHAT IMPACT HAVE THE ECONOMIC PROBLEMS
OF SO MANY PACIFIC RIM COUNTRIES HAD ON THE MANAGEMENT OF THE FUNDS?

A. Beginning in the fourth quarter of 1997, many Asian and emerging market economies experienced economic difficulties and severe currency devaluations. These problems persisted throughout 1998. Although these are serious global problems that will no doubt have a credit impact on the issuers of securities in those countries and their economies, they have not had a significant effect on the issuers of what typically are considered money market-eligible securities. Nevertheless, we continue, as always, to carefully monitor the creditworthiness of any issuer of securities considered for investment.

As we have discussed in previous reports, all of the Schwab Municipal Money Funds are allowed to own certain municipal securities that are insured or backed by a letter of credit issued by a first-tier financial institution, which may be foreign-based. These arrangements are referred to as "credit enhancements" because they provide incremental levels of creditworthiness. During the reporting period, we did, as a precaution, reduce the Funds' exposure to Japanese issuers of credit enhancements. As of the end of the reporting period, there were no securities with Japanese credit enhancements in any of the Schwab Municipal Money Funds. As part of our regular credit review process, we carefully monitor the credit quality of both the enhancement providers and the issuers of the Funds' portfolio securities.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN CALIFORNIA?

A. California continues to enjoy a sustained economic recovery. As noted in the Governor's 1998-99 Budget Highlights, employment growth through the first half of 1998 was 3.5% higher compared to the same period in 1997, and well above the national rate of 2.6%. Looking forward, it is anticipated that California will see continued moderate growth across most industry sectors with some, such as those heavily dependent on exporting goods and services to Asia, growing at a much slower pace. However, the effect on California of the economic weakness in Asia should be somewhat offset by strong export growth to Mexico and increasing exports to Europe, Canada and the Middle East.

The continued state economic improvement has allowed for a buildup of budget reserves and an easing of some of the spending restrictions imposed during the last recession. At the end of the 1997-98 budget year, the state had a budget surplus of approximately $1 billion. While the budget surplus was a welcomed event, it delayed the adoption of the final 1998-99 budget as lawmakers sought to reach a consensus on how to handle the surplus. As in prior years, budget adjustments may be necessary to keep spending in line with revenues. Lawmakers will continue to address the challenge of balancing mandated spending requirements for education and public safety against the need for maintaining and upgrading public infrastructure. Therefore, the state's financial position may be somewhat static over the next twelve months.

We are satisfied that the California securities held by the Fund represent minimal credit risk and we will, as always, continue to monitor that state's economic situation closely. California's current credit ratings are Aa3 from Moody's Investor Service, A+ from Standard & Poor's Corporation, and AA- from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW YORK?

A. A diverse economic base and the central role New York City continues to play in international finance, tourism, and other service-related businesses support New York State's satisfactory credit quality. The state entered the 1990 recession earlier than others and its recovery has been slower and less robust. For the 1997-98 fiscal year the state predicted a 1.4% increase in employment which marked the highest level of job growth since 1988, the year prior to the last recession. Economic growth may continue to be constrained by ongoing structural changes in the economy such as corporate downsizing or relocation and cutbacks in defense spending.

In spite of budgetary surpluses in six of the last seven years, New York still faces the challenge of resolving longstanding general fund imbalances. The 1999 budget was adopted in May 1998 with a focus on educational spending, and maintained previously enacted tax reductions. As in prior years, spending is projected to be higher with economic growth covering the 7% increase in expenditures. Therefore, while the state may see higher revenues over the next twelve months, it may not be able to make a significant improvement in its general fund reserves. Further, while the state's economic projections are reasonable and in line with those of independent institutions, much of the anticipated growth is reliant on continued strength in the financial services sector. This reliance is a weakness given the unlikely event that the financial services sector will continue to produce the outstanding results of the last three years.

We are satisfied that the New York securities held by the Fund represent minimal credit risk and we will continue to monitor that state's economic situation closely. New York's current credit ratings are A2 from Moody's Investor Service, A from Standard & Poor's Corporation and A+ from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW JERSEY?

A. New Jersey's above average credit quality is derived from its diversified economy, high personal income levels (second only to Connecticut) and strong control of the state's finances. Just like much of the Northeast region, New Jersey was severely impacted by the recession of the early 1990s. Recovery came slowly with annual increases in non-farm employment from 1991 to 1996 registering less than half the national rate. However, a spike in job growth in 1997 allowed the state to return to its pre-recession level of total employment. Continued economic growth may be constrained by ongoing structural changes in the economy such as corporate downsizing or relocation.

Over the last few years, increasing tax revenues, use of non-recurring financial resources, and spending controls have generated excess revenues that provide the state a financial cushion of approximately 6% of its annual expenditures. The state's 1999 budget was adopted on June 30, 1998 and generally follows the track of prior years with no new taxes and a focus on educational and environmental spending. As in prior years, higher spending is expected to be offset by a 4.2% increase in total revenue. Therefore, while the state may see higher revenues over the next twelve months, it may not be able to make a significant improvement in its general fund reserves. Further, while the state's economic projections are reasonable and in line with those of independent institutions, much of the projected growth is reliant on continued strength in the financial services sector. This reliance is a weakness given the unlikely event that the financial services sector will continue to produce the outstanding results of the last three years.

We are satisfied that the New Jersey securities held by the Fund represent minimal credit risk and we will continue to monitor that state's economic situation closely. New Jersey's current credit ratings are Aa1 from Moody's Investor Service, AA+ from Standard & Poor's Corporation and AA+ from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN PENNSYLVANIA?

A. Pennsylvania's above average credit quality is derived from its conservative financial management, slow but improving job growth, economic diversification, and moderate debt levels. Just like much of the region, Pennsylvania was severely impacted by the recession of the early 1990s. Recovery came slowly with annual increases in non-farm employment from 1991 to 1996 registering less than half the national rate. This slow but steady pace of job growth coupled with a somewhat better showing in 1997 brought the state's total employment to 7% above the pre-recession peak. Continued economic growth may be constrained by ongoing structural changes in the economy, especially in the manufacturing sector.

In each of the last six years Pennsylvania has generated operating surpluses. These surpluses have allowed the state to make contributions to its budget reserve that now totals more than $400 million or approximately 2.4% of 1998 revenues. The state's 1999 budget was adopted prior to the start of the new year on July 1, and generally follows the governor's proposal of additional tax relief for both corporations and individuals and an expected use of most of the accumulated General Fund surplus. Given the historically conservative revenue growth projections, the state is not expected to make a significant draw on its reserves in fiscal 1999. However, future economic growth may be slower than projected and, therefore, may cause budgetary constraints that could lead to spending reductions and possible depletion of accumulated reserves.

We are satisfied that the Pennsylvania securities held by the Fund represent minimal credit risk and we will continue to monitor that state's economic situation closely. Pennsylvania's current credit ratings are Aa3 from Moody's Investor Service, AA from Standard & Poor's Corporation and AA from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN FLORIDA?

A. Sustained rapid growth has helped Florida become, the fourth-largest state in the nation. The state continues to see its economy diversify into trade, services, finance and exports, thus greatly reducing its previous dependence on agriculture and tourism. This economic diversification, along with moderate debt levels and successful financial operations, have contributed to Florida's above average credit quality. As the state has grown, it has successfully met the challenge of funding that growth and maintaining a balanced budget through a combination of budgetary control and management restraint during periods of economic weakness. With sales tax revenues accounting for approximately 70% of total revenues, Florida has taken steps to increase its financial reserves by adding the Budget Stabilization Fund. Through the end of fiscal 1998 the Budget Stabilization Fund has grown to about 4% of General Fund revenues and has included $100 million in the fiscal 1999 budget that will bring the state to its target.

We are satisfied that the Florida securities held by the Fund represent minimal credit risk and we will continue to monitor that state's economic situation closely. Florida's current credit ratings are Aa2 from Moody's Investor Service, AA+ from Standard & Poor's Corporation and AA from Fitch IBCA, Inc., three well-known rating agencies.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

SCHWAB MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/98(1)

                                                     SWEEP     VALUE ADVANTAGE
                                                    SHARES-TM-   SHARES-TM-
------------------------------------------------------------------------------
Last seven days                                        3.02%         3.23%
------------------------------------------------------------------------------
Last three months                                      2.71%         2.92%
------------------------------------------------------------------------------
Last 12 months                                         2.88%         3.09%
------------------------------------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE           3/31/98    6/30/98    9/30/98   12/31/98
------------------------------------------------------------------
0-15 days                   76.1%      74.6%      75.7%      70.6%
------------------------------------------------------------------
16-30 days                   0.0%       2.0%       1.8%       1.2%
------------------------------------------------------------------
31-60 days                   4.7%       4.5%       0.3%       8.6%
------------------------------------------------------------------
61-90 days                   5.9%       1.1%       3.6%       3.2%
------------------------------------------------------------------
91-120 days                  4.7%       1.8%       1.2%       1.4%
------------------------------------------------------------------
More than 120 days           8.6%      16.0%      17.4%      15.0%
------------------------------------------------------------------
Weighted average          35 days    56 days    48 days    39 days
------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/98(1)

                                                     SWEEP     VALUE ADVANTAGE
                                                    SHARES-TM-   SHARES-TM-
------------------------------------------------------------------------------
Last seven days                                        2.76%         2.96%
------------------------------------------------------------------------------
Last three months                                      2.38%         2.58%
------------------------------------------------------------------------------
Last 12 months                                         2.61%         2.81%
------------------------------------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE           3/31/98    6/30/98    9/30/98   12/31/98
------------------------------------------------------------------
0-15 days                   67.9%      66.2%      70.1%      64.8%
------------------------------------------------------------------
16-30 days                   2.4%       5.5%      10.8%       1.6%
------------------------------------------------------------------
31-60 days                   3.7%      12.7%       3.3%       9.1%
------------------------------------------------------------------
61-90 days                   6.3%       3.3%       1.6%       6.1%
------------------------------------------------------------------
91-120 days                 14.1%       3.8%       1.8%       2.2%
------------------------------------------------------------------
More than 120 days           5.6%       8.5%      12.4%      16.2%
------------------------------------------------------------------
Weighted average          37 days    44 days    43 days    49 days
------------------------------------------------------------------

(1)A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

PORTFOLIO HIGHLIGHTS

SCHWAB NEW YORK MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/98(1)

                                                     SWEEP     VALUE ADVANTAGE
                                                    SHARES-TM-   SHARES-TM-
------------------------------------------------------------------------------
Last seven days                                        2.97%         3.21%
------------------------------------------------------------------------------
Last three months                                      2.55%         2.79%
------------------------------------------------------------------------------
Last 12 months                                         2.75%         2.99%
------------------------------------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE           3/31/98    6/30/98    9/30/98   12/31/98
------------------------------------------------------------------
0-15 days                   72.4%      70.3%      74.6%      70.6%
------------------------------------------------------------------
16-30 days                   1.1%       1.2%       2.3%       0.0%
------------------------------------------------------------------
31-60 days                   3.6%      18.6%       5.8%       3.5%
------------------------------------------------------------------
61-90 days                   3.1%       2.8%       2.3%       5.3%
------------------------------------------------------------------
91-120 days                  6.5%       0.0%       0.8%       5.2%
------------------------------------------------------------------
More than 120 days          13.3%       7.1%      14.2%      15.4%
------------------------------------------------------------------
Weighted average          36 days    34 days    50 days    45 days
------------------------------------------------------------------

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/98(1)

                                                     SWEEP
                                                    SHARES-TM-
------------------------------------------------------------
Last seven days                                        2.96%
------------------------------------------------------------
Last three months                                      2.72%
------------------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE           3/31/98    6/30/98    9/30/98   12/31/98
------------------------------------------------------------------
0-15 days                   51.8%      65.1%      66.9%      69.2%
------------------------------------------------------------------
16-30 days                   4.5%       4.3%       0.0%       2.1%
------------------------------------------------------------------
31-60 days                   4.3%       7.0%       0.0%       5.8%
------------------------------------------------------------------
61-90 days                   9.9%       8.5%      15.9%       0.0%
------------------------------------------------------------------
91-120 days                 13.5%       3.3%       6.7%       0.6%
------------------------------------------------------------------
More than 120 days          16.0%      11.8%      10.5%      22.3%
------------------------------------------------------------------
Weighted average          49 days    41 days    52 days    49 days
------------------------------------------------------------------

(1)A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

PORTFOLIO HIGHLIGHTS

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/98(1)

                                                     SWEEP
                                                    SHARES-TM-
------------------------------------------------------------
Last seven days                                        3.09%
------------------------------------------------------------
Last three months                                      2.80%
------------------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE           3/31/98    6/30/98    9/30/98   12/31/98
------------------------------------------------------------------
0-15 days                   70.4%      72.5%      69.2%      72.6%
------------------------------------------------------------------
16-30 days                   2.9%       0.8%       0.0%       0.0%
------------------------------------------------------------------
31-60 days                   0.0%       3.0%       3.6%       5.2%
------------------------------------------------------------------
61-90 days                   4.7%       1.4%       1.9%       2.5%
------------------------------------------------------------------
91-120 days                  1.8%       0.8%       8.6%       4.0%
------------------------------------------------------------------
More than 120 days          20.2%      21.5%      16.7%      15.7%
------------------------------------------------------------------
Weighted average          56 days    60 days    56 days    50 days
------------------------------------------------------------------

SCHWAB FLORIDA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/98(1)

                                                     SWEEP
                                                    SHARES-TM-
------------------------------------------------------------
Last seven days                                        2.99%
------------------------------------------------------------
Last three months                                      2.74%
------------------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE           3/31/98    6/30/98    9/30/98   12/31/98
------------------------------------------------------------------
0-15 days                   88.8%      75.9%      78.5%      68.0%
------------------------------------------------------------------
16-30 days                   0.6%       2.6%       1.2%       0.0%
------------------------------------------------------------------
31-60 days                   0.0%       0.0%       1.6%      10.9%
------------------------------------------------------------------
61-90 days                   0.7%       2.7%       0.0%       0.7%
------------------------------------------------------------------
91-120 days                  0.0%       2.8%       2.6%       2.4%
------------------------------------------------------------------
More than 120 days           9.9%      16.0%      16.1%      18.0%
------------------------------------------------------------------
Weighted average          27 days    52 days    42 days    53 days
------------------------------------------------------------------

(1)A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1998

                                                              Par        Value
                                                            -------    ---------
VARIABLE RATE OBLIGATIONS -- 62.1% (a)(f)
ALABAMA -- 0.6%
Alabama State IDA (Scientific
  Project)
   4.40%, 01/07/99                                          $3,500      $  3,500
Alabama State IDA RB (Cash Value
  Project)
   4.10%, 01/07/99                                           3,150         3,150
Birmingham, Alabama GO
  Series 1992A
   3.90%, 01/07/99                                           5,600         5,600
Birmingham, Alabama Unlimited GO
  Refunding Bonds Series 1995
   4.00%, 01/07/99                                           4,000         4,000
Citronelle, Alabama IDB Pollution
  Control Revenue Refunding Bonds
  (AKZO Chemicals, Inc. Project)
   4.20%, 01/07/99                                           1,100         1,100
Decatur, Alabama IDB Solid Waste
  Disposal RB (Trico Steel Project)
  Series 1997
   4.20%, 01/07/99                                           5,700         5,700
Decatur, Alabama IDRB (Alabama
  Farmers Corp.)
   4.20%, 01/07/99                                           2,900         2,900
Dothan, Alabama IDB RB (Baxley
  Blowpipe Project)
   4.15%, 01/07/99                                             800           800
Fort Payne, Alabama IDA Base Tax
  Exempt Adjustable Mode IDRB
  (Charleston Hosiery Project)
  Series 1997
   4.20%, 01/07/99                                           2,000         2,000
Mobile County, Alabama IDB Pollution
  Control Revenue Refunding Bonds
  (Ultraform Co. Project) Series 1995A
   4.05%, 01/07/99                                           7,480         7,480
Mobile County, Alabama IDB RB
  (Ultraform Co. Project) Series B
   4.05%, 01/07/99                                           1,000         1,000
Scottsboro, Alabama GO
   4.05%, 01/07/99                                           4,830         4,830
Tuscaloosa, Alabama IDRB (Knight
  Special Project)
   4.15%, 01/07/99                                           1,200         1,200
                                                                          ------
                                                                          43,260
                                                                          ------

                                                            Par          Value
                                                          -------      ---------
ALASKA -- 0.2%
Valdez, Alaska Marine Terminal
  Revenue Refunding Bonds (Exxon
  Pipeline Co. Project) Series 1993C
   5.10%, 01/01/99                                         $16,375       $16,375
                                                                         -------
ARIZONA -- 1.0%
Arizona Educational Loan Marketing
  Corp. RB Series A
   4.10%, 01/07/99                                          12,605        12,605
Arizona Health Facilities Authority
  Hospital System RB (Arizona
  Volunteer Hospital Federation)
  Series 1985A
   4.00%, 01/07/99                                           3,270         3,270
Arizona Health Facilities Authority
  Hospital System RB (Arizona
  Volunteer Hospital Federation)
  Series 1985B
   4.00%, 01/07/99                                           7,940         7,940
Arizona Health Facilities Authority
  Hospital System RB (Northern
  Arizona Health Care) Series 1996B
   4.00%, 01/07/99                                          17,850        17,850
Arizona Health Facilities Authority
  Hospital System RB (Samcor Project)
  1986 Loan Pool
   4.00%, 01/07/99                                           6,340         6,340
Phoenix, Arizona Civic Improvement
  Excise Tax RB (Airport
  Improvements)
   4.15%, 01/07/99                                           1,000         1,000
Phoenix, Arizona IDA RB
  (Vaw America Inc. Project)
   4.20%, 01/07/99                                           3,000         3,000
Tempe, Arizona Excise Tax RB
   5.00%, 01/01/99                                           2,100         2,100
Yavapai County, Arizona IDRB
  (Yavapai Regional Medical Center)
   4.00%, 01/07/99                                          14,100        14,100
Yuma County, Arizona IDA RB
  (Meadowcraft, Inc. Project)
  Series 1997
   4.20%, 01/07/99                                           1,000         1,000
Yuma County, Arizona IDA M/F
  Housing RB (El Encanto Apartments)
  Series A
   3.95%, 01/07/99                                           2,915         2,915
                                                                         -------
                                                                          72,120
                                                                         -------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
ARKANSAS -- 0.3%
Arkansas Development Finance
  Authority IDRB (C&C Holding Co.
  Project) Series 1998
   4.20%, 01/07/99                                         $ 1,600      $  1,600
Independence County, Arkansas IDRB
  (Ideal Baking Project)
   4.20%, 01/07/99                                           6,200         6,200
Independence County, Arkansas IDRB
  (Townsends of Arkansas, Inc.
  Project)
   4.05%, 01/07/99                                           9,000         9,000
Warren Park, Arizona Solid Waste
  Disposal RB (Potlatch Corp. Project)
   4.15%, 01/07/99                                           1,000         1,000
                                                                          ------
                                                                          17,800
                                                                          ------
CALIFORNIA -- 1.7%
California Health Facilities Financing
  Authority RB (Adventist Hospital)
  Series 1998B
   5.00%, 01/07/99                                           4,300         4,300
California Health Facilities Financing
  Authority RB (Catholic Healthcare
  West) Series 1988B
   3.60%, 01/07/99                                          20,000        20,000
California Health Facilities Financing
  Authority RB (Catholic Healthcare
  West) Series 1997B
   3.60%, 01/07/99                                             200           200
California Higher Education Loan
  Authority Student Loan Revenue
  Refunding Bonds Series 1987C1
   3.85%, 01/07/99                                          31,600        31,600
California Higher Education Loan
  Authority Student Loan Revenue
  Refunding Bonds Series E1
   4.00%, 01/07/99                                           5,000         5,000
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Company)
   5.00%, 01/01/99                                           6,800         6,800
California Pollution Control Financing
  Authority RB (Southern California
  Edison) Series D
   5.20%, 01/01/99                                           1,000         1,000


                                                              Par        Value
                                                            -------    ---------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Equity Stanislaus Project)
   5.10%, 01/01/99                                          $1,300     $   1,300
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Martinez Refining Project)
  Series A
   4.90%, 01/01/99                                           4,700         4,700
California State Economic
  Development Financing Authority
  IDRB (Mercury Air Group)
   3.85%, 01/07/99                                           5,000         5,000
California Statewide Community
  Development Authority M/F
  Housing RB
   5.15%, 01/01/99                                           4,400         4,400
Irvine Ranch, California Improvement
  Board RB (District Number 97-16)
   5.10%, 01/01/99                                           7,277         7,277
Irvine Ranch, California Improvement
  Bond Act 1915 Special Assessment
  Bonds (District 97-17)
   5.10%, 01/01/99                                           4,200         4,200
Irvine Ranch, California Water District
  Consolidated GO RB (Districts 140,
  240, 105, 250)
   5.10%, 01/01/99                                             900           900
Irvine Ranch, California Water District
  Consolidated Refunding Bonds
  Series 1993A
   5.00%, 01/01/99                                           1,700         1,700
Los Angeles County, California
  Metropolitan Transportation
  Authority Revenue Refunding Bonds
  Series 1993A
   3.75%, 01/07/99                                           8,370         8,370
Sacramento County, California COP
  (Administration Center & Court
  House Project)
   3.70%, 01/07/99                                           7,700         7,700
                                                                        --------
                                                                         114,447
                                                                        --------
COLORADO -- 3.2%
Adams County, Colorado Economic
  Development Authority Tax
  Increment RB (Westminster Plaza
  Urban Renewal Project)
   4.15%, 01/07/99                                           4,445         4,445

                                                              Par        Value
                                                            -------    ---------
Adams County, Colorado IDRB
  (City View Park Project) Series 1985
   4.05%, 01/07/99                                          $5,700     $   5,700
Arapahoe County, Colorado Industrial
  Development Revenue Refunding
  Bonds (Denver Jet Center Project)
  Series 1997
   3.40%, 01/01/99                                           1,000         1,000
Central City, Colorado M/F Housing RB
  (Gold Mountain Apartment Project)
   4.05%, 01/07/99                                           8,250         8,250
Colorado Health Facilities Authority RB
  (Catholic Health Project) Series B
   3.90%, 01/07/99                                          15,600        15,600
Colorado Health Facilities Authority RB
  (National Benevolent Assoc. Project)
   4.10%, 01/07/99                                           2,300         2,300
Colorado Health Facilities Authority RB
  (North Colorado Medical Center
  Project)
   3.95%, 01/07/99                                           3,400         3,400
Colorado Student Obligation Bond
  Authority Student Loan RB
  (Colorado University) Series 1990A
   3.95%, 01/07/99                                          13,200        13,200
Colorado Student Obligation Bond
  Authority Student Loan RB
  (Colorado University) Series 1993B
   3.95%, 01/07/99                                          10,700        10,700
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1989A
   3.95%, 01/07/99                                          20,000        20,000
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1997D
   3.95%, 01/07/99                                          22,500        22,500
Denver, Colorado City & County
  Airport System RB (Robinson Dairy
  Project)
   4.15%, 01/07/99                                           4,275         4,275
Denver, Colorado City & County
  Airport System RB Series 1992D
   4.10%, 01/07/99                                          49,400        49,400
Denver, Colorado City & County
  Airport System RB Series 1992F
   4.10%, 01/07/99                                          16,000        16,000

                                                              Par        Value
                                                            -------    ---------
Denver, Colorado City & County
  Airport System RB Series 1992G
   4.10%, 01/07/99                                         $20,000     $  20,000
El Paso County, Colorado RB
  (Colorado Springs World Arena)
   4.05%, 01/07/99                                           7,900         7,900
Pueblo County, Colorado IDRB
  (Kaiser Aerospace & Electric)
   4.20%, 01/07/99                                           5,600         5,600
Smith Creek, Colorado Metropolitan
  District RB Series 1997
   4.05%, 01/07/99                                           2,250         2,250
Wheatridge County, Colorado IDRB
  (Leaf Inc. Project)
   3.90%, 01/07/99                                           5,000         5,000
                                                                        --------
                                                                         217,520
                                                                        --------
CONNECTICUT -- 0.2%
Connecticut Development Authority
  Pollution Control RB (Connecticut
  Light & Power) Series 1985
   3.80%, 01/07/99                                          16,200        16,200
                                                                        --------
DELAWARE -- 0.1%
Delaware State Economic Development
  Authority RB (Hospital Billing
  Collection Project) Series C
   4.25%, 01/07/99                                           5,200         5,200
Sussex County, Delaware RB
  (Baywood LLC Project) Series A
   4.25%, 01/06/99                                           2,400         2,400
                                                                        --------
                                                                           7,600
                                                                        --------
DISTRICT OF COLUMBIA -- 0.6%
District of Columbia Airports
  Authority System Revenue
  Refunding Bonds Series 1997C
   4.00%, 01/07/99                                          43,300        43,300
                                                                        --------
FLORIDA -- 1.5%
Florida Capital Financing Authority RB
  (Capital Project Loan Program
  Project) Series 1997A
   4.00%, 01/07/99                                          23,395        23,395
Florida Municipal Power Agency
  Revenue Refunding Bonds
  (Stanton II Project) Series 1997
   3.75%, 01/07/99                                           5,500         5,500

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                              Par        Value
                                                            -------    ---------
Florida State Finance Authority
  (Florida Hospital Association -
  Capital Projects Loan Program)
  Series 1998A
   3.75%, 01/07/99                                          $9,300     $   9,300
Hillsborough County, Florida M/F
  Housing RB (Brandon Crossing)
   3.85%, 01/07/99                                             100           100
Jacksonville, Florida RB (Capital
  Project)
   3.85%, 01/07/99                                          15,800        15,800
Miami-Dade County, Florida IDRB
  (Airbus Service Co. Project)
  Series 1998A
   3.70%, 01/07/99                                             300           300
Palm Beach County, Florida HDA M/F
  Revenue Refunding Bonds (Spinnaker
  Landing Project)
   4.10%, 01/07/99                                           3,145         3,145
Palm Beach County, Florida Health
  Facilities Authority Revenue
  Refunding Bonds (Boca Raton
  Community Hospital Project)
   3.55%, 01/07/99                                           1,000         1,000
Pasco County, Florida COP
   4.00%, 01/07/99                                          43,770        43,770
                                                                        --------
                                                                         102,310
                                                                        --------
GEORGIA -- 3.8%
Athens-Clarke, Jackson & Morgan
  County, Georgia IDRB (Mayfield
  Dairy Farms Inc. Project)
   4.20%, 01/07/99                                           6,850         6,850
Bartow County, Georgia IDRB
  (Bartow Paving Co. Project)
   4.20%, 01/07/99                                           3,000         3,000
Bartow County, Georgia IDRB
  (Matthew Contracting Project)
   4.15%, 01/07/99                                           4,800         4,800
Cartersville, Georgia Development
  Authority IDRB (Cartersville
  Facilities Project)
   4.10%, 01/07/99                                           2,960         2,960
Cherokee County, Georgia IDRB
  (Universal Alloy)
   4.20%, 01/07/99                                           4,900         4,900

                                                              Par        Value
                                                            -------    ---------
Clayton County, Georgia IDRB
  (Wilson Holdings Project)
   4.10%, 01/07/99                                        $ 1,700       $  1,700
Cobb County, Georgia HFA M/F
  Housing RB (Walton Green Project)
   4.20%, 01/07/99                                         13,500         13,500
Cobb County, Georgia HFA M/F
  Housing RB (Williamstown
  Apartment Project)
   4.20%, 01/07/99                                          2,000          2,000
Crisp County, Georgia Solid Waste
  Management
   3.82%, 01/07/99                                         20,000         20,000
Dekalb County, Georgia Development
  Authority IDRB (Arbor Montessori
  School Project)
   4.00%, 01/07/99                                          1,100          1,100
Dekalb County, Georgia Development
  Authority IDRB (Siemens Energy,
  Inc. Project)
   4.15%, 01/07/99                                          3,750          3,750
Dekalb County, Georgia Development
  Authority IDRB (Truman Properties
  Ltd. Liability Corp. Project)
   4.20%, 01/07/99                                          3,000          3,000
Dekalb County, Georgia Development
  Authority IDRB (Vimco Project)
   4.10%, 01/07/99                                          1,625          1,625
Dekalb County, Georgia HFA M/F
  Housing RB (Wood Hills Apartment
  Project)
   4.00%, 01/07/99                                          5,250          5,250
Douglas County, Georgia IDA RB
  (Blue Circle Project)
   4.15%, 01/07/99                                          3,800          3,800
Douglas County, Georgia IDA Revenue
  Refunding Bonds (Mima Inc.
  Project)
   3.90%, 01/07/99                                          4,300          4,300
Fayette County, Georgia IDRB
  (Norman W. Paschell Co. Project)
   4.15%, 01/07/99                                          1,200          1,200
Fulton County, Georgia Development
  Authority RB (Atlanta International
  School Project)
   4.00%, 01/07/99                                          3,000          3,000

                                                            Par          Value
                                                          -------      ---------
Fulton County, Georgia Development
  Authority RB (Woodruff Arts Center
  Project)
   4.10%, 01/07/99                                        $10,000       $ 10,000
Georgia Municipal Gas Authority RB
  (Gas Portfolio II Project) Series B
   3.90%, 01/07/99                                          1,900          1,900
Gwinnett County, Georgia HFA M/F
  Housing RB
   4.00%, 01/07/99                                          5,000          5,000
Hapeville, Georgia IDA (Hapeville
  Hotel Ltd. Project)
   5.05%, 01/01/99                                          4,500          4,500
Hart County, Georgia Industrial
  Building Authority RB (Dundee
  Mills Project)
   4.10%, 01/07/99                                          3,060          3,060
Jefferson County, Georgia Development
  Authority IDRB (Grove River Mills
  Project) Series 1997
   4.20%, 01/07/99                                          3,500          3,500
Lafayette, Georgia Development
  Authority RB (Dixie Group Project)
   4.10%, 01/07/99                                          3,000          3,000
Laurens County, Georgia Development
  Authority Solid Waste Disposal RB
  (Southeast Paper Manufacturing Co.
  Project)
   4.20%, 01/07/99                                         51,000         51,000
Macon-Bibb County, Georgia Hospital
  Authority RB (The Medical Center
  of Central Georgia Project)
  Series 1998
   4.00%, 01/07/99                                          4,000          4,000
Richmond County, Georgia IDA RB
  (BOK Group Project)
   4.10%, 01/07/99                                          5,000          5,000
Roswell, Georgia HFA M/F Housing RB
  (Gables Realty Wood Crossing
  Project)
   4.10%, 01/07/99                                         11,650         11,650
Savannah, Georgia Economic
  Development Authority RB (Georgia
  Kaolin Inc.)
   4.15%, 01/07/99                                         11,000         11,000

                                                            Par          Value
                                                          -------      ---------
Savannah, Georgia Economic
  Development Authority RB (Home
  Depot Project) Series 1995B
   4.05%, 01/07/99                                        $ 5,000       $  5,000
Savannah, Georgia HFA M/F
  Housing RB (Chatham Gardens
  Project) Series 1997
   4.10%, 01/06/99                                          2,995          2,995
Smyrna, Georgia HFA M/F
  Housing RB (Walton Park Phase 2
  Project)
   4.20%, 01/07/99                                         13,500         13,500
Smyrna, Georgia HFA M/F Housing RB
  (Walton Park Project)
   4.20%, 01/07/99                                          8,000          8,000
Sugar Hill, Georgia HFA M/F
  Housing RB (Level Creek Apartments
  Project)
   4.25%, 01/07/99                                         12,790         12,790
Summerville, Georgia Development
  Authority RB (Image Industry
  Project) Series 1997
   4.15%, 01/07/99                                          9,000          9,000
Winder-Barrow, Georgia Industrial
  Building Authority IDRB (The
  Concrete Co.)
   4.30%, 01/07/99                                          4,800          4,800
Worth County, Georgia IDA Revenue
  Refunding Bonds (Seabrook Project)
  Series 1996B
   4.10%, 01/07/99                                          1,400          1,400
                                                                        --------
                                                                         257,830
                                                                        --------
HAWAII -- 0.4%
Hawaii Department of Budget &
  Finance Special Purpose Mortgage RB
  (Adventist Health System West)
   3.95%, 01/07/99                                          7,600          7,600
Hawaii Student Loan RB (Secondary
  Market Services Corp.) Series
  1995-II
   4.00%, 01/07/99                                          8,100          8,100
Honolulu, Hawaii City & County M/F
  Housing RB (Iolani Regents Project)
  Series 1990A
   4.20%, 01/07/99                                          9,050          9,050
                                                                        --------
                                                                          24,750
                                                                        --------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
IDAHO -- 0.4%
Custer County, Idaho IDRB Solid
  Waste Disposal (Hecla Mining Co.
  Project)
   4.20%, 01/07/99                                        $ 4,500       $  4,500
Idaho HFA Housing RB (Assisted
  Living Concepts Project)
   4.20%, 01/07/99                                          3,875          3,875
Idaho Student Loan RB Series A
   4.25%, 01/07/99                                         19,200         19,200
                                                                        --------
                                                                          27,575
                                                                        --------
ILLINOIS -- 8.4%
Aurora, Kane, & Dupage Counties,
  Illinois IDRB (North American
  Plastics Corp. Project)
   4.20%, 01/07/99                                          5,400          5,400
Bartlett, Illinois M/F Housing RB
  (Bartlett Square Apartments)
  Series 1995A
   4.00%, 01/07/99                                          2,100          2,100
Batavia, Illinois Development RB
  (American Industrial Technologies)
   4.25%, 01/07/99                                          2,200          2,200
Carol Stream, Illinois M/F Housing
  Revenue Refunding Bonds
  (St. Charles Square Project)
   4.15%, 01/07/99                                          4,415          4,415
Centralia, Illinois IDA RB
  (Consolidated Foods Corp. &
  Hollywood Brands, Inc. Project)
   4.20%, 01/07/99                                          4,500          4,500
Chicago, Illinois IDRB (Morse
  Automotive Project) Series 1995
   4.20%, 01/07/99                                          2,400          2,400
Chicago, Illinois O'Hare International
  Airport RB ACES (General Airport
  Second Lien) Series B1
   4.05%, 01/07/99                                         25,600         25,600
Chicago, Illinois O'Hare International
  Airport RB ACES (General Airport
  Second Lien) Series B2
   4.05%, 01/07/99                                          9,300          9,300
Chicago, Illinois O'Hare International
  Airport Special Facility RB
   4.10%, 01/07/99                                         37,900         37,900

                                                            Par          Value
                                                          -------      ---------
East Dundee, Kane & Cook Counties,
  Illinois IDRB (Otto Engine Project)
   4.15%, 01/07/99                                        $ 2,500       $  2,500
Elmhurst, Illinois IDRB
  (ELM Machining Corp. Project)
   4.25%, 01/07/99                                          3,290          3,290
Glendale Heights, Illinois IDRB
  (York Corrugated Container Project)
   4.20%, 01/07/99                                          1,600          1,600
Hampshire, Illinois IDRB (Poli-Film
  America Project) Series 1998A
   4.10%, 01/07/99                                          7,000          7,000
Illinois Development Finance Authority
  (American Youth Hostels Project)
   4.25%, 01/07/99                                          4,250          4,250
Illinois Development Finance Authority
  (Anatol Enterprises)
   4.25%, 01/07/99                                          4,000          4,000
Illinois Development Finance Authority
  (Chicago Academy of Science Project)
  Series 1998
   4.05%, 01/07/99                                          5,700          5,700
Illinois Development Finance Authority
  (Palos Common Hospital Project)
  Series 1998
   3.65%, 01/07/99                                         10,000         10,000
Illinois Development Finance
  Authority (Roll Service Inc. Project)
   4.25%, 01/07/99                                          2,230          2,230
Illinois Development Finance
  Authority (Wheaton Academy
  Project)
   4.05%, 01/07/99                                          8,000          8,000
Illinois Development Finance
  Authority Hospital RB (Palos
  Community Hospital) Series 1994-1
   4.05%, 01/07/99                                         33,700         33,700
Illinois Development Finance
  Authority Hospital RB (Palos
  Community Hospital) Series 1994-2
   4.05%, 01/07/99                                         13,900         13,900
Illinois Development Finance
  Authority IDRB (Camcraft Inc.
  Project)
   4.25%, 01/07/99                                          2,600          2,600

                                                            Par          Value
                                                          -------      ---------
Illinois Development Finance
  Authority IDRB (Catholic Charities)
   4.05%, 01/07/99                                       $  9,460       $  9,460
Illinois Development Finance
  Authority IDRB (Chicago Corrugated
  Box Company) Series 6
   4.25%, 01/07/99                                          1,150          1,150
Illinois Development Finance
  Authority IDRB (Knead Dough
  Baking Co.)
   4.05%, 01/07/99                                          6,980          6,980
Illinois Development Finance
  Authority IDRB (MCL Inc. Project)
   4.25%, 01/07/99                                          2,050          2,050
Illinois Development Finance
  Authority IDRB (Molding Project)
   4.20%, 01/07/99                                          1,950          1,950
Illinois Development Finance
  Authority IDRB (Perkin Paperboard
  Co. LP) Series 1994
   4.15%, 01/07/99                                          5,500          5,500
Illinois Development Finance
  Authority IDRB (Presbyterian Home
  Lake) Series 1996A
   4.05%, 01/07/99                                         48,400         48,400
Illinois Development Finance
  Authority IDRB (Radiological
  Society Project) Series 1997
   4.10%, 01/07/99                                          4,900          4,900
Illinois Development Finance
  Authority IDRB (River Graphics
  Corp. Project) Series 1996
   4.25%, 01/07/99                                          3,200          3,200
Illinois Development Finance
  Authority IDRB (SMF Inc. Project)
  Series A
   3.65%, 01/07/99                                          2,125          2,125
Illinois Development Finance
  Authority Pollution Control RB
  (Central Illinois Public Service Co.
  Project)
   4.00%, 01/07/99                                         22,000         22,000
Illinois Development Finance
  Authority RB (Catholic Charities
  Housing Project) Series 1993A
   4.05%, 01/07/99                                         16,060         16,060

                                                            Par          Value
                                                          -------      ---------
Illinois Development Finance
  Authority RB (Chicago Academy of
  Science Project)
   4.05%, 01/07/99                                        $ 4,715       $  4,715
Illinois Development Finance
  Authority RB (Cloverhill Pastry
  Project)
   4.25%, 01/07/99                                          5,680          5,680
Illinois Development Finance
  Authority RB (Korex Corp. Project)
   4.15%, 01/07/99                                          4,000          4,000
Illinois Development Finance
  Authority RB (Lake Forest Academy
  Project)
   4.05%, 01/07/99                                          2,000          2,000
Illinois Development Finance
  Authority RB (St. Ignatius College
  Prep Project)
   4.05%, 01/07/99                                          2,200          2,200
Illinois Development Finance
  Authority RB (Haven Illiana
  Christian)
   4.05%, 01/07/99                                          9,975          9,975
Illinois Development Finance
  Authority RB (Village Oak Park
  Residence)
   4.15%, 01/07/99                                          2,155          2,155
Illinois Development Finance
  Authority Residential Rental RB
  (F.C. Harris Pavillion Project)
  Series 1994
   4.00%, 01/07/99                                         27,510         27,510
Illinois Development Finance
  Authority Residential Rental RB
  (River Oak Project)
   4.20%, 01/07/99                                         32,000         32,000
Illinois Development Finance
  Authority Revenue Refunding Bonds
  (Rich Products Corp. Project)
   4.10%, 01/07/99                                          1,525          1,525
Illinois Educational Facility
  Authority RB (Chicago Historical
  Society)
   4.10%, 01/07/99                                          8,200          8,200
Illinois Educational Facility
  Authority RB (Chicago Zoological
  Society Brookfield Zoo) Series B
   4.05%, 01/07/99                                          2,800          2,800

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
Illinois Health Facility Authority RB
  (Bensenville Home Society Project)
  Series 1989A
   3.95%, 01/07/99                                        $ 2,350       $  2,350
Illinois Health Facility Authority RB
  (Ingalls Memorial Hospital)
  Series 1985C
   4.00%, 01/07/99                                          1,100          1,100
Illinois Health Facility Authority RB
  (Washington & Jane Smith Home)
  Series 1991
   4.15%, 01/07/99                                          2,800          2,800
Illinois HFA M/F Housing RB
  (Camelot Project) Series 1997
   4.05%, 01/07/99                                         14,170         14,170
Illinois State Toll Highway Authority
  Series B
   4.25%, 01/07/99                                         42,200         42,200
Illinois State Toll Highway RB
  Series B (d)
   4.45%, 01/07/99                                         36,100         36,100
Illinois Student Assistance
  Commission Student Loan RB
  Series 1996A
   4.05%, 01/07/99                                          8,400          8,400
Lombard, Illinois Industrial
  Development Revenue Refunding
  Bonds / (B & H Partnership
  Project)
   4.40%, 01/07/99                                          1,850          1,850
McHenry County, Illinois IDA
  Revenue Refunding Bonds (Dean
  Foods Co. Project)
   4.10%, 01/07/99                                          2,675          2,675
New Lenox, Illinois IDRB
  (Panduit Corp. Project)
   4.15%, 01/07/99                                          4,400          4,400
Richton Park, Illinois IDRB
  (Avatar Corp. Project)
   4.25%, 01/07/99                                          2,000          2,000
Rockford, Illinois IDRB (Industrial
  Welding Supply, Inc. Project)
   4.25%, 01/07/99                                          2,000          2,000
Rockford, Illinois IDRB (Ring Can
  Corp. Project)
   4.10%, 01/07/99                                          3,000          3,000

                                                            Par          Value
                                                          -------      ---------
Tinley Park, Illinois IDA RB (Beverly
  Manufacturing Co. Project)
  Series 1997A
   4.25%, 01/07/99                                        $ 2,640       $  2,640
Tremont, Illinois IDRB (Hanna Steel
  Project)
   3.45%, 01/07/99                                          9,500          9,500
Upper Illinois River Valley
  Development Authority Bonds
  (Exolon Esk Co. Project) Series A
   4.20%, 01/07/99                                          4,405          4,405
Village of Huntley, McHenry Kane
  County Special Civic Area # 9 Special
  Tax Boards Series 1998B
   4.05%, 01/07/99                                          9,250          9,250
Woodstock, Illinois M/F Housing RB
  (Prairie Trail) Series 1996A
   4.25%, 01/07/99                                          3,425          3,425
Woodstock, Illinois M/F Housing RB
  (Prairie View Ltd.)
   4.25%, 01/07/99                                          2,035          2,035
Yorkville, Illinois IDRB (F.E. Wheaton
  & Co. Inc. Project) Series 1996
   4.25%, 01/07/99                                          1,600          1,600
                                                                        --------
                                                                         575,020
                                                                        --------
INDIANA -- 1.1%
Crawfordsville, Indiana IDRB (National
  Service Industries, Inc. Project)
   4.10%, 01/07/99                                          4,000          4,000
Gary, Indiana Economic Development
  Authority Revenue Refunding Bonds
  (Miller Partners Home Improvement
  Project ) Series 1996A
   4.10%, 01/07/99                                         20,540         20,540
Gary, Indiana Economic Development
  Authority Revenue Refunding Bonds
  (Tinplate Partnership Project)
  Series 1997A
   4.15%, 01/07/99                                          3,500          3,500
Hammond, Indiana Economic
  Development RB (Lear Seating Corp.
  Project) Series 1994
   3.70%, 01/07/99                                          9,200          9,200

                                                            Par          Value
                                                          -------      ---------
Indiana Development Finance
  Authority IDRB (Cives Corp. Project)
  Series 1998
   4.15%, 01/07/99                                        $ 2,550       $  2,550
Indiana Secondary Market Educational
  Loans Inc. Student Loan RB
  Series B
   4.00%, 01/07/99                                         27,000         27,000
Indianapolis, Indiana Economic
  Development Authority RB
  (Herff-Jones, Inc. Project)
   4.13%, 01/07/99                                          4,100          4,100
Indianapolis, Indiana Resource
  Recovery Bonds (Ogden Martin
  Systems Inc. Project) Series 1987
   5.15%, 01/01/99                                          1,000          1,000
St. Joseph College, Indiana Economic
  Development RB Series 1997B
   4.15%, 01/07/99                                          3,675          3,675
                                                                        --------
                                                                          75,565
                                                                        --------
IOWA -- 0.4%
Iowa Student Loan Liquidity Corp.
  Student Loan RB Series B
   3.95%, 01/07/99                                         28,000         28,000
Saint Joseph County, Iowa
  Economical Development Authority
  (Western Manor)
   4.15%, 01/07/99                                          2,130          2,130
                                                                        --------
                                                                          30,130
                                                                        --------
KANSAS -- 0.3%
Kansas City, Kansas IDRB (Owen
  Industries, Inc. Project) Series 1987
   4.20%, 01/07/99                                            600            600
Kansas State Development Finance
  Authority M/F Housing RB (Bluffs
  Olathe Apartments) Series 1998X
   4.35%, 01/07/99                                          9,500          9,500
Olathe, Kansas IDRB (Garmin
  International Inc. Project)
  Series 1995
   4.20%, 01/07/99                                          1,700          1,700
Wichita, Kansas Airport Facilities
  Revenue Refunding Bonds (Cessna
  Service Center Project)
   4.00%, 01/07/99                                          4,985          4,985

                                                            Par          Value
                                                          -------      ---------
Wichita, Kansas Airport Facilities
  Revenue Refunding Bonds
  (Flightsafety International, Inc.)
   4.20%, 01/07/99                                        $ 4,000       $  4,000
                                                                        --------
                                                                          20,785
                                                                        --------
KENTUCKY -- 1.4%
Elizabethtown, Kentucky IDRB
  (Aztec Project)
   4.10%, 01/07/99                                          3,000          3,000
Henderson County, Kentucky Solid
  Waste Disposal RB (Hudson Foods,
  Inc. Project)
   4.15%, 01/07/99                                         14,300         14,300
Jefferson County, Kentucky Sports
  Stadium RB (University of Louisville
  Athletic Department)
   4.05%, 01/07/99                                          9,200          9,200
Kentucky Higher Education Student
  Loan Corp. Insured Student Loan RB
  Series 1991E
   3.95%, 01/07/99                                         20,450         20,450
Kentucky Higher Education Student
  Loan Corp. Insured Student Loan RB
  Series 1996A
   3.95%, 01/07/99                                         14,900         14,900
Lebanon, Kentucky IDRB (Wallace
  Computer Services, Inc.)
   4.20%, 01/07/99                                          5,000          5,000
Maysville, Kentucky Industrial
  Building RB (Green Tokai Building)
   4.15%, 01/07/99                                          5,740          5,740
Murray, Kentucky IDA Revenue
  Refunding Bonds (Dean Foods Co.
  Project)
   4.20%, 01/07/99                                          6,000          6,000
Owensboro, Kentucky Limited
  Obligation RB (Dart Polymers, Inc.
  Project) Series 1985A
   3.65%, 01/07/99                                          1,900          1,900
Richmond, Kentucky IDRB (Mikron
  Project)
   4.00%, 01/07/99                                          9,500          9,500
Wilson County, Kentucky IDB RB
  (Perma Pipe Project)
   4.30%, 01/07/99                                          3,150          3,150
                                                                        --------
                                                                          93,140
                                                                        --------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
LOUISIANA -- 1.2%
Calcasieu Parish Lousiana IDB
  Realty Project)
   4.10%, 01/07/99                                        $ 1,990       $  1,990
Lafayette Parish, Louisiana IDRB
  (Westwood Village Project)
   4.10%, 01/07/99                                          3,435          3,435
New Orleans, Louisiana Aviation
  Board RB (Passenger Facility
  Charge Projects)
   4.30%, 01/07/99                                          5,100          5,100
New Orleans, Louisiana Aviation
  Board RB Series 1993B
   4.05%, 01/07/99                                         68,695         68,695
Parish of Desota, Louisiana Pollution
  Control RB (Central Louisiana
  Electric Company Project)
   3.85%, 01/07/99                                            400            400
                                                                        --------
                                                                          79,620
                                                                        --------
MAINE -- 1.2%
Maine Education Loan Marketing
  Corp. Student Loan RB Series
  1997A1
   3.95%, 01/07/99                                         38,500         38,500
Maine Education Loan Marketing
  Corp. Student Loan RB
  Series 1997A2
   3.95%, 01/06/99                                         36,900         36,900
Maine State HFA M/F Housing RB
  (Park Village Apartments Project)
   4.00%, 01/07/99                                          6,000          6,000
                                                                        --------
                                                                          81,400
                                                                        --------
MARYLAND -- 0.5%
Howard County, Maryland M/F
  Housing RB (Avalon Meadows
  Project)
   3.85%, 01/07/99                                          4,900          4,900
Maryland State Economic
  Development Corp. IDRB (Dixon
  Valve Project)
   4.25%, 01/07/99                                          4,000          4,000
Maryland State Health & Higher
  Education Facility Authority
  Pooled RB (Kennedy Krieger Project)
  Series 1993D
   4.15%, 01/07/99                                          2,000          2,000

                                                            Par          Value
                                                          -------      ---------
Maryland State Health & Higher
  Education Facility Authority
  Pooled RB (Pooled Loan Program)
  Series 1985A
   3.95%, 01/07/99                                        $ 9,700       $  9,700
Montgomery County, Maryland
  Housing Opportunity Commission
  Housing RB (Draper Lane Project)
  Series 1991I
   4.05%, 01/07/99                                         16,600         16,600
                                                                        --------
                                                                          37,200
                                                                        --------
MASSACHUSETTS -- 0.1%
Massachussets Industrial Finance
  Authority (Arkansas Electronic
  Products Corp. Project)
   4.20%, 01/07/99                                          3,800          3,800
                                                                        --------
MICHIGAN -- 1.2%
Grand Rapids, Michigan, Economic
  Development Corp. RB (Amway
  Hotel Corp. Project) Series A
   4.05%, 01/07/99                                          7,800          7,800
Michigan State Hospital Finance
  Authority RB (Martin Luther
  Memorial Home Inc. Project)
   4.05%, 01/07/99                                          8,520          8,520
Michigan State Strategic Fund Ltd.
  Obligation RB (Advance Plastics
  Corp.)
   4.20%, 01/07/99                                          1,750          1,750
Michigan State Strategic Fund Ltd.
  Obligation RB (Autocam Corp.
  Project)
   4.20%, 01/07/99                                          2,395          2,395
Michigan State Strategic Fund Ltd.
  Obligation RB (EPI Printers Inc.
  Project)
   4.20%, 01/07/99                                          4,400          4,400
Michigan State Strategic Fund Ltd.
  Obligation RB (John Widdicomb Co.
  Project)
   4.20%, 01/07/99                                          2,555          2,555
Michigan State Strategic Fund Ltd.
  Obligation RB (Manufacturer's
  Project) Series 1991
   4.20%, 01/07/99                                          1,675          1,675

                                                            Par          Value
                                                          -------      ---------
Michigan State Strategic Fund Ltd.
  Obligation RB (Mechanics Uniform
  Rental Project)
   4.20%, 01/07/99                                        $ 1,000       $  1,000
Michigan State Strategic Fund Ltd.
  Obligation RB (United Machining
  Project) Series 1998
   4.20%, 01/07/99                                          7,000          7,000
Michigan State Strategic Fund Ltd.
  Obligation RB Series 1998
   4.20%, 01/07/99                                          4,600          4,600
Michigan State Strategic Fund Ltd.
  Obligation RB Series B
   4.00%, 01/07/99                                          2,000          2,000
Wayne Charter County, Michigan
  Airport RB (Detroit Metropolitan
  County Project) Series 1996A
   4.15%, 01/07/99                                          6,300          6,300
Wayne Charter County, Michigan
  Airport RB (Detroit Metropolitan
  County Project) Series B
   3.95%, 01/07/99                                         30,910         30,910
                                                                        --------
                                                                          80,905
                                                                        --------
MINNESOTA -- 0.4%
Bloomington, Minnesota Port
  Authority Special Tax RB (Mall of
  America Project) Series 1996B
   3.55%, 01/07/99                                          3,900          3,900
Bloomington, Minnesota Port
  Authority Tax Increment Revenue
  Refunding Bonds (Mall of America
  Project) Series 1995A
   3.55%, 01/07/99                                          6,000          6,000
Hennepin County, Minnesota
  Unlimited GO Series 1995C
   4.05%, 01/07/99                                          1,900          1,900
Hennepin County, Minnesota
  Unlimited GO Series 1996C
   4.20%, 01/07/99                                          4,950          4,950
Minnesota Agriculture & Economic
  Development RB (Evangelical
  Lutheran Project)
   4.10%, 01/07/99                                          5,500          5,500

                                                            Par          Value
                                                          -------      ---------
Minnesota State Higher Education
  Facilities Authority RB (University
  of St. Thomas Project)
   4.00%, 01/07/99                                        $ 5,700       $  5,700
                                                                        --------
                                                                          27,950
                                                                        --------
MISSISSIPPI -- 0.1%
Mississippi Business Financial Corp.
  IDRB (Omega Motion Project)
  Series 1996
   4.20%, 01/07/99                                          6,800          6,800
                                                                        --------
MISSOURI -- 0.6%
Missouri Higher Education Loan
  Authority Student Loan RB Series
  1988A
   4.00%, 01/07/99                                         19,900         19,900
Missouri State Development Finance
  Board IDRB (H.R. Williams Mill
  Supply Project) Series 1995
   4.10%, 01/07/99                                          3,100          3,100
Missouri State Development Finance
  Board IDRB (Milbank Manufacturing
  Co. Project)
   4.20%, 01/07/99                                          3,000          3,000
St. Charles, Missouri IDA RB (Land
  Development Co. Project)
   4.09%, 01/07/99                                          3,300          3,300
St. Clair, Missouri IDA RB (Private
  Dynaquip)
   4.05%, 01/07/99                                          2,000          2,000
St. Joseph, Missouri IDRB (Altec
  Industries Inc. Project)
   4.10%, 01/07/99                                          4,000          4,000
St. Louis, Missouri IDA RB (Kessler
  Container Project)
   4.15%, 01/07/99                                          2,500          2,500
Washington, Missouri IDA RB
  (Pauwels Transformer Project)
   4.09%, 01/07/99                                          3,700          3,700
                                                                        --------
                                                                          41,500
                                                                        --------
MONTANA -- 0.1%
Montana State Health Facility
  Authority RB (Health Care Pooled
  Loan Program Project) Series 1985A
   4.00%, 01/07/99                                          6,450          6,450
                                                                        --------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
NEBRASKA -- 0.5%
Dodge County, Nebraska IDRB
  (Oilgear Project)
   4.25%, 01/07/99                                        $ 1,800       $  1,800
Nebraska Higher Education Loan
  Program RB (Nebhelp Inc. Student
  Loan Project) Series 1988C
   4.20%, 01/07/99                                         31,150         31,150
                                                                        --------
                                                                          32,950
                                                                        --------
NEVADA -- 0.6%
Clark County, Nevada Airport
  Improvement RB Series 1993A
   3.85%, 01/07/99                                          7,900          7,900
Clark County, Nevada Airport
  Improvement RB (System
  Subordinate Lien) Series 1995A2
   4.05%, 01/07/99                                          1,310          1,310
Nevada Housing Division M/F
  Housing RB Series 1989A
   3.90%, 01/07/99                                          5,700          5,700
Stanton County, Nebraska IDRB
  (Nucor Corp. Project) Series 1996
   4.20%, 01/07/99                                         10,500         10,500
Washoe County Water Facilities RB
  (Sierra Pacific Power Co. Project)
  Series 1990
   5.20%, 01/07/99                                         16,100         16,100
                                                                        --------
                                                                          41,510
                                                                        --------
NEW HAMPSHIRE -- 0.1%
New Hampshire State HFA M/F
  Housing RB (Fairways Project-1)
   4.05%, 01/07/99                                          7,000          7,000
                                                                        --------
NEW JERSEY -- 0.6%
Essex County, New Jersey Public
  Improvement Authority RB (County
  Asset Sale Project) Series 1995
   4.00%, 01/07/99                                          4,700          4,700
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (New Jersey Natural Gas Co.)
   3.90%, 01/07/99                                          4,000          4,000
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (New Jersey Natural Gas Co.)
  Series 1998B
   3.85%, 01/07/99                                          1,500          1,500

                                                            Par          Value
                                                          -------      ---------
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (New Jersey Natural Gas Co.)
  Series 1998C
   3.85%, 01/07/99                                        $ 2,000       $  2,000
New Jersey Economic Development
  Authority RB (Hoffman Laroche Inc.
  Project) Series 1993
   5.15%, 01/01/99                                          2,800          2,800
New Jersey Economic Development
  Authority RB (Job Haines Home
  Project)
   3.75%, 01/07/99                                            200            200
New Jersey Economic Development
  Authority RB (Public Service
  Electric & Gas Co. Project)
  Series 1995A
   3.70%, 01/07/99                                          4,500          4,500
New Jersey Economic Development
  Authority Thermal Energy
  Facilities RB (Thermal Energy Ltd.
  Partnership I Project) Series 1997
   3.90%, 01/07/99                                          1,550          1,550
New Jersey Health Care Facility
  Financing Authority Revenue
  Refunding Bonds (Christian Health
  Project) Series 1998B
   3.90%, 01/07/99                                            100            100
New Jersey Sports & Exposition
  Authority RB Series 1992C
   3.65%, 01/07/99                                          9,700          9,700
New Jersey State Education
  (Hamilton Industrial Development
  Project) Series 1998
   4.00%, 01/07/99                                            100            100
New Jersey State Turnpike
  Authority RB Series 1991D
   3.75%, 01/07/99                                          9,800          9,800
Salem County, New Jersey Pollution
  Control Financing Authority RB
  (Public Service Electric & Gas
  Project) Series 1997
   3.85%, 01/07/99                                          2,500          2,500
                                                                        --------
                                                                          43,450
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
NEW MEXICO -- 1.5%
Albuquerque, New Mexico (Karsten
  Project A)
   4.15%, 01/06/99                                        $ 1,545       $  1,545
Albuquerque, New Mexico (Karsten
  Project B)
   4.15%, 01/06/99                                            670            670
Albuquerque, New Mexico Airport RB
  (Subordinated Lien) Series 1996A
   3.95%, 01/07/99                                         21,100         21,100
Albuquerque, New Mexico Gross
  Receipts Tax GO
   4.00%, 01/07/99                                          4,000          4,000
Belen, New Mexico IDRB (Solo Cup,
  Inc. Project)
   4.20%, 01/07/99                                          3,250          3,250
New Mexico State Highway
  Commission RB (Subordinate Lein)
   4.00%, 01/07/99                                         69,900         69,900
Sandoval County, New Mexico M/F RB
  (Arrowhead Ridge Apartments
  Project)
   4.20%, 01/07/99                                          5,715          5,715
                                                                        --------
                                                                         106,180
                                                                        --------
NEW YORK -- 3.8%
Albany-Dougherty County, New York
  Hospital Authority RB (Phoebe
  Putney Memorial Hospital Project)
  Series 1996
   4.00%, 01/07/99                                         11,400         11,400
Babylon, New York IDA Resource
  Recovery (Ogden Martin Project)
  Series 1998
   3.80%, 01/07/99                                          1,400          1,400
Long Island, New York Power
  Authority
   3.80%, 01/07/99                                         21,700         21,700
Long Island, New York Power
   Authority Electric System
  Subordinated RB
   5.10%, 01/01/99                                         17,500         17,500
New York City, New York GO
  Series 1993 Subseries A8
   5.10%, 01/01/99                                             15             15
New York City, New York GO
  Series 1994B Subseries B4
   5.10%, 01/01/99                                          2,800          2,800

                                                            Par          Value
                                                          -------      ---------
New York City, New York Health &
  Hospitals Health System RB
  Series 1997A
   3.90%, 01/07/99                                        $ 6,200       $  6,200
New York City, New York Housing
  Development Corp. M/F Housing RB
  (One Columbus Project) Series A
   4.20%, 01/06/99                                         18,100         18,100
New York City, New York IDA Special
  Facility RB (Korean Airlines Co.
  Project) Series 1997C
   4.50%, 01/07/99                                          1,500          1,500
New York City, New York M/F Rental
  Housing RB (Tribeca Tower Project)
  Series 1997A
   3.70%, 01/07/99                                         11,600         11,600
New York City, New York Municipal
  Assitance Corp.
   3.80%, 01/07/99                                          3,600          3,600
New York City, New York Municipal
  Water Finance Authority Water &
  Sewer System RB Series 1992C
   5.10%, 01/01/99                                          7,300          7,300
New York City, New York Municipal
  Water Finance Authority Water &
  Sewer System RB Series 1994G
   5.10%, 01/01/99                                         28,700         28,700
New York City, New York Municipal
  Water Finance Authority Water &
  Sewer System RB Series C
   5.10%, 01/01/99                                          4,200          4,200
New York City, New York Special
  Facility RB (Korean Airlines Co.
  Project) Series 1997A
   3.95%, 01/07/99                                         18,800         18,800
New York Local Government
  Assistance Bonds
   3.20%, 01/07/99                                          7,000          7,000
New York State Energy Research &
  Development Authority Pollution
  Control Refunding RB (Niagara
  Mohawk Power) Series A
   5.20%, 01/01/99                                            300            300
New York State Energy Research &
  Development Authority Pollution
  Control Revenue Refunding Bonds
  (Orange & Rockland Utilities, Inc.
  Project) Series 1994A
   3.80%, 01/07/99                                            900            900

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
New York State HFA (Mount Sinai
  School Of Medicine) Series A
   3.70%, 01/07/99                                        $   400       $    400
New York State HFA M/F RB (Tribeca
  Park Housing Project) Series A
   3.90%, 01/07/99                                         11,200         11,200
New York State HFA RB (East 84th
  Street Housing) Series 1995A
   3.85%, 01/07/99                                         17,700         17,700
New York State HFA RB (West 50th
  Street Project) Series 1997A
   3.75%, 01/07/99                                         36,000         36,000
New York State HFA RB
   3.85%, 01/07/99                                          2,100          2,100
New York State Housing Financing
  Agency (Chelsea Arms Housing
  Project) Series A
   3.75%, 01/06/99                                          4,000          4,000
New York State Local Government
  Assistance Corp. RB
   3.80%, 01/07/99                                            600            600
New York State Local Government
  Assistance Corp. RB Series 1994B
   3.85%, 01/07/99                                         27,500         27,500
New York State Local Government
  Assistance Corp. RB Series 1995B
   3.85%, 01/07/99                                          1,300          1,300
Yonkers, New York IDA Civic
  Facilities RB (Consumers Union
  Facility Project)
   4.00%, 01/07/99                                            500            500
                                                                        --------
                                                                         264,315
                                                                        --------
NORTH CAROLINA -- 0.7%
Charlotte, North Carolina Airport
  Refunding Bonds Series 1993A
   3.85%, 01/07/99                                          4,850          4,850
Concord, North Carolina (c)
   4.05%, 01/07/99                                         13,000         13,000
Forsyth County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Plymouth Printing Project)
   4.20%, 01/07/99                                          2,550          2,550

                                                            Par          Value
                                                          -------      ---------
Guilford County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Camco Manufacturing Project)
  Series 1996
   4.15%, 01/07/99                                        $ 2,400       $  2,400
Guilford County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Culp Inc. Project)
   4.15%, 01/07/99                                          3,825          3,825
Guilford County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Neal Manufacturing Project)
   4.20%, 01/07/99                                          2,900          2,900
Johnston County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Flanders Corp. Project)
   4.10%, 01/07/99                                          4,500          4,500
North Carolina Educationl Facilities
  Finance Agency RB (High Point
  University Project)
   4.05%, 01/07/99                                          4,800          4,800
North Carolina Medical Care
  Community Hospital Health Care
  Facilities (Presbyterian Home)
   4.05%, 01/07/99                                          8,500          8,500
Union County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Rock-Tenn Converting County
  Project) Series 1997
   4.10%, 01/07/99                                          1,750          1,750
                                                                        --------
                                                                          49,075
                                                                        --------
NORTH DAKOTA -- 0.3%
Mercer County, North Dakota
  National Rural Utility Pollution
  Control RB (Basin Electric Power
  Cooperative Antelope Project)
  Series 1984C
   4.05%, 01/07/99                                          7,600          7,600
Richland County, North Dakota IDRB
  (Minn-Dak Farmers Co-Op Project)
  Series 1986B
   4.20%, 01/07/99                                          1,000          1,000

                                                            Par          Value
                                                          -------      ---------
Richland County, North Dakota Solid
  Waste Disposal RB (Minn-Dak
  Farmers Co-Op Project)
  Series 1996A
   4.20%, 01/07/99                                        $11,000       $ 11,000
                                                                        --------
                                                                          19,600
                                                                        --------
OHIO -- 0.6%
Cleveland, Ohio Airport System RB
  Series 1997D
   4.00%, 01/07/99                                         13,530         13,530
Columbus, Ohio Electric System RB
  Series 1984
   3.30%, 01/07/99                                          6,080          6,080
Ohio Air Quality Development
  Authority RB (JMG Funding, LP)
  Series 1994A
   4.05%, 01/07/99                                          2,900          2,900
Ohio Air Quality Development
  Authority RB (Ltd. Partnership
  Project) Series 1994B
   4.25%, 01/07/99                                         14,400         14,400
Ohio HFA M/F Housing RB (Kenwood
  Congregate Retirement Community
  Project) Series 1985
   3.50%, 01/07/99                                          2,000          2,000
                                                                        --------
                                                                          38,910
                                                                        --------
OKLAHOMA -- 1.1%
Creek County, Oklahoma Industrial
  Authority IDRB (Henry Vogt Mach
  Project) Series 1990
   4.25%, 01/07/99                                          2,000          2,000
Garfield County, Oklahoma IDRB
  of Commerce Group Inc. Project)
   4.10%, 01/07/99                                          7,265          7,265
Muldrow, Oklahoma Public Works
  Authority IDRB (Oklahoma Foods
  Project)
   3.75%, 01/07/99                                          8,000          8,000
Oklahoma Development Finance
  Authority RB (Shawnee Funding
  Ltd.)
   4.10%, 01/07/99                                          4,000          4,000
Oklahoma State Student Loan
  Authority RB
   4.10%, 01/07/99                                          9,100          9,100

                                                            Par          Value
                                                          -------      ---------
Oklahoma State Student Loan
  Authority RB Series 1996A
   4.10%, 01/07/99                                        $31,980       $ 31,980
Oklahoma State Student Loan
  Authority RB Series A
   4.10%, 01/07/99                                         15,100         15,100
Tulsa, Oklahoma IDA RB (Thomas
  & Betts Project) Series 1991
   4.20%, 01/07/99                                            700            700
                                                                        --------
                                                                          78,145
                                                                        --------
OREGON -- 0.7%
Oregon State Economic Development
  Authority RB (Pendleton Flour Mills
  Project) Series 1982
   4.00%, 01/07/99                                          6,900          6,900
Oregon State Economic Development
  Commission Economic & IDRB
   4.10%, 01/07/99                                          4,100          4,100
Oregon State Economic Development
  (Kettle Foods Project) Series 186 (c)
   4.15%, 01/07/99                                          2,000          2,000
Oregon State Health Housing
  Educational & Cultural Facilities
  Authority RB (Quatama Crossing
  Housing Project)
   4.00%, 01/07/99                                         15,000         15,000
Port of Portland, Oregon IDRB
  (Schnitzer Steel Project)
   4.05%, 01/07/99                                          5,000          5,000
Port of Portland, Oregon Special
  Obligation RB (Portland Bulk
  Terminals Limited Liability Corp.
  Project)
   4.10%, 01/07/99                                         18,100         18,100
                                                                        --------
                                                                          51,100
                                                                        --------
PENNSYLVANIA -- 4.4%
Allegheny County, Pennsylvania IDA
  (USX Corp. Project)
   3.64%, 01/07/99                                         12,000         12,000
Allegheny County, Pennsylvania
  IDA RB (Longwood at Oakmont)
   5.10%, 01/01/99                                          3,500          3,500
Bucks County, Pennsylvania IDA
  (Klearfold Project)
   4.40%, 01/07/99                                            600            600

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
Bucks County, Pennsylvania IDA RB
  (Schuman & Sons Project)
   4.10%, 01/07/99                                        $ 1,405       $  1,405
Bucks County, Pennsylvania St. Mary
  Hospital Authority RB (Catholic
  Healthcare Project) Series 1997B
   3.65%, 01/07/99                                          6,850          6,850
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria
  Cogen Co. Project)
   3.90%, 01/07/99                                          8,195          8,195
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria
  Cogen Co. Project) Series 1998 A1
   4.05%, 01/07/99                                         27,000         27,000
Chester County, Pennsylvania IDA RB
  (Manufacturing Facilities Devault
  Project)
   4.25%, 01/06/99                                            220            220
Dauphin County, Pennsylvania
  General Authority RB (All Health
  Pooled Financing Program)
   4.00%, 01/07/99                                          9,070          9,070
Dauphin County, Pennsylvania
  General Authority RB (Education &
  Health Loan Program) Series 1997
   4.08%, 01/07/99                                          7,000          7,000
Easton, Pennsylvania City School
  District GO
   4.08%, 01/07/99                                          2,000          2,000
Emmaus, Pennsylvania General
  Authority RB Pooled Loan
  Series 1996
   4.10%, 01/07/99                                          3,550          3,550
Montgomery County, Pennsylvania
  IDA RB (Seton Medical Co.)
   3.85%, 01/07/99                                            900            900
Montgomery County, Pennsylvania
  Redevelopment Authority M/F
  Housing Revenue Refunding Bonds
  (Glenmore Assoc. Project) Series A
   4.05%, 01/07/99                                            545            545
Northampton County, Pennsylvania
  IDA RB (Binney & Smith) Series A
   4.20%, 01/07/99                                            670            670
Northampton County, Pennsylvania
  IDA RB (Binney & Smith) Series B
   4.20%, 01/07/99                                            985            985

                                                            Par          Value
                                                          -------      ---------
Pennsylvania Economic Development
  Finance Authority Facility RB
  (National Gypsum Co. Shipping
  Port Project) Series 1997A
   4.10%, 01/07/99                                        $ 7,600       $  7,600
Pennsylvania Energy Development
  Authority RB (B&W Ebensburg
  Project) Series 1986
   3.95%, 01/07/99                                         25,925         25,925
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1988A
   4.05%, 01/07/99                                         15,100         15,100
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1988B
   4.05%, 01/07/99                                         51,930         51,930
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1988C
   4.05%, 01/07/99                                         40,630         40,630
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1994A
   4.05%, 01/07/99                                         21,000         21,000
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1995A
   4.05%, 01/07/99                                          2,000          2,000
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1997A
   4.35%, 01/07/99                                         39,025         39,025
Quakertown, Pennsylvania General
  Authority Series 1998A
   4.06%, 01/07/99                                          7,100          7,100
Washington County, Pennsylvania
  Authority Lease RB Municipal
  Facilities Series B1
   4.10%, 01/07/99                                          6,522          6,522
West Cornwall Township, Pennsylvania
  Municipal Authority RB (Lebanon
  Valley Crethren)
   4.10%, 01/07/99                                            645            645
                                                                        --------
                                                                         301,967
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
RHODE ISLAND -- 0.5%
Rhode Island State Student Loan
  Authority Higher Education Loan RB
  Series 1995-1
   4.00%, 01/07/99                                        $12,300       $ 12,300
Rhode Island State Student Loan
  Authority Higher Education Loan RB
  Series 1996-2
   4.00%, 01/07/99                                          5,000          5,000
Rhode Island State Student Loan
  Authority Higher Education Loan RB
  Series 1996-3
   4.00%, 01/07/99                                         18,100         18,100
                                                                        --------
                                                                          35,400
                                                                        --------
SOUTH CAROLINA -- 0.4%
Dorchester County, South Carolina
  Pollution Control (BOC Group Inc.
   Project)
   4.10%, 01/07/99                                          2,000          2,000
Greenville, South Carolina County &
  City IDRB (Stevens Aviation
  Technology Services Project)
   4.20%, 01/07/99                                          3,000          3,000
South Carolina Economic Development
  Authority Hospital Facility RB
  (Sanders Brothers Construction
  Project)
   4.20%, 01/07/99                                          2,800          2,800
South Carolina Economic Development
  Authority RB (Advanced Automation
  Project) Series 1998
   4.20%, 01/07/99                                          4,000          4,000
South Carolina Jobs Economic
  Development Authority IDRB
  (Electric City Printing Project)
   4.20%, 01/07/99                                          2,800          2,800
South Carolina Jobs Economic
  Development Authority RB
  (Brown Packaging Co. Project)
   4.20%, 01/07/99                                          3,300          3,300
South Carolina Jobs Economic
  Development Authority RB
  (Thomas & Betts Corp. Project)
   4.20%, 01/07/99                                          3,100          3,100
South Carolina State Port Authority RB
  (Junior Lien)
   4.10%, 01/07/99                                          3,200          3,200

                                                            Par          Value
                                                          -------      ---------
Spartanburg County, South
  Carolina IDA RB (Bemis, Inc.)
   4.10%, 01/07/99                                        $ 4,750       $  4,750
                                                                        --------
                                                                          28,950
                                                                        --------
SOUTH DAKOTA -- 0.2%
South Dakota State Health &
  Educational Facilities Authority RB
  (Mckenna Hospital) Series 1994
   3.55%, 01/07/99                                         15,930         15,930
                                                                        --------
TENNESSEE -- 2.2%
Chattanooga, Tennesse IDRB
  (National Print Group Inc. Project)
   4.15%, 01/07/99                                          2,500          2,500
Chattanooga, Tennessee Health
  Education & Housing Facility
  Board RB (Baylor School Project)
   4.00%, 01/07/99                                          2,195          2,195
Franklin County, Tennessee IDRB
  (Hi-Tech Project) Series 1997
   4.10%, 01/07/99                                          7,000          7,000
Jackson County, Tennessee IDRB
  Solid Waste Facilities (Ameristeel
  Corp. Project)
   4.15%, 01/07/99                                          5,000          5,000
Knox County, Tennessee Health
  Education & Housing Facilities RB
  (Web School of Knoxville Project)
  Series 1997
   4.00%, 01/07/99                                          6,000          6,000
Metropolitan Nashville & Davidson
  County, Tennessee Health &
  Education Facility Board RB
  Series A
   4.00%, 01/07/99                                          1,200          1,200
Metropolitan Nashville & Davidson
  County, Tennessee IDRB (Bind
  Technologies Inc.)
   4.20%, 01/07/99                                          3,750          3,750
Metropolitan Nashville & Davidson
  County, Tennessee M/F Housing IDRB
  (Arbor Crest) Series 1985B
   4.10%, 01/07/99                                          7,550          7,550
Metropolitan Nashville & Davidson
  County, Tennessee M/F Housing IDRB
  (Arbor Knoll) Series 1985A
   4.10%, 01/07/99                                          1,000          1,000

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1995C1
   4.05%, 01/07/99                                        $ 5,750       $  5,750
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1995C3
   4.05%, 01/07/99                                         10,000         10,000
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1995E3
   4.05%, 01/07/99                                          3,000          3,000
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996A
   4.05%, 01/07/99                                          7,000          7,000
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996D1
   4.05%, 01/07/99                                          3,215          3,215
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996E1
   4.05%, 01/07/99                                          6,505          6,505
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996E4
   4.05%, 01/07/99                                          3,000          3,000
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996F1
   4.05%, 01/07/99                                          9,000          9,000
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 1996F2
   4.05%, 01/07/99                                          9,000          9,000

                                                            Par          Value
                                                          -------      ---------
Sevier County, Tennessee Public
  Authority Local Government Public
  Improvement Bonds Series 1996G
   4.05%, 01/07/99                                        $ 6,775       $  6,775
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series 3C-1
   4.05%, 01/07/99                                         11,500         11,500
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series II-C
   4.05%, 01/07/99                                          1,065          1,065
Sevier County, Tennessee Public
  Building Authority Local Government
  Public Improvement Bonds
  Series III-B (d)
   4.15%, 01/07/99                                         36,500         36,500
                                                                        --------
                                                                         148,505
                                                                        --------
TEXAS -- 6.4%
Amarillo, Texas Health Facilities Corp.
  Hospital RB (High Plains Baptist
  Hospital) Series 1985
   4.25%, 01/07/99                                          3,100          3,100
Amarillo, Texas Health Facilities Corp.
  Revenue Refunding Bonds
   3.50%, 01/07/99                                          3,155          3,155
Bexar County, Texas Health Facilities
  Development Corp. RB (Chandler
  Memorial Home Project)
  Series 1995
   4.05%, 01/07/99                                          4,990          4,990
Brazos River, Texas Higher Education
  Authority RB Series 1993B1
   3.95%, 01/07/99                                         35,100         35,100
Brownsville County, Texas Industrial
  Development Corp. Revenue
  Refunding Bonds (Rich Seapak Corp.
  Project)
   4.10%, 01/07/99                                          1,250          1,250
Central Waco, Texas Development
  Corp. IDRB (H.E. Butt Grocery
  Project)
   4.00%, 01/07/99                                          3,950          3,950

                                                            Par          Value
                                                          -------      ---------
Collin County, Texas HFA M/F
  Housing RB (Huntington Apartments
  Project)
   3.84%, 01/07/99                                        $ 6,150       $  6,150
Euless, Texas IDA RB (Ferguson
  Enterprises, Inc. Project)
   4.10%, 01/07/99                                          4,850          4,850
Grand Prairie, Texas IDA IDRB
  (NTA Leasing Co. Project)
  Series 1994
   4.15%, 01/07/99                                          2,040          2,040
Hays, Texas Memorial Health Facilities
  Development Corp. Hospital RB
  (AHS Sunbelt Central Texas Medical
  Center Project) Series 1990A
   4.10%, 01/07/99                                          8,200          8,200
Hays, Texas Memorial Health Facilities
  Development Corp. Hospital RB
  (AHS Sunbelt Central Texas Medical
  Center Project) Series 1990B
   4.10%, 01/07/99                                         14,800         14,800
North Texas Higher Education
  Authority Income Tax Student Loan
  Revenue Refunding Bonds (Texas
  Student Loan Project)
   3.95%, 01/07/99                                         29,000         29,000
North Texas Higher Education
  Authority Income Tax Student Loan
  Revenue Refunding Bonds
  Series 1987A
   3.90%, 01/07/99                                         87,750         87,750
North Texas Higher Education
  Authority Income Tax Student
  Loan Revenue Refunding Bonds
  Series 1996A
   4.00%, 01/07/99                                          6,100          6,100
North Texas Higher Education
  Authority Income Tax Student Loan
  Revenue Refunding Bonds
  Series 1996B
   4.00%, 01/07/99                                          4,000          4,000
North Texas Higher Education
  Authority Income Tax Student Loan
  Revenue Refunding Bonds
  Series 1996D
   4.00%, 01/07/99                                          4,000          4,000

                                                            Par          Value
                                                          -------      ---------
Panhandle Plains, Texas Higher
  Education Authority Student
  Loan RB Series 1991A
   3.95%, 01/06/99                                        $11,500       $ 11,500
Panhandle Plains, Texas Higher
  Education Authority Student
  Loan RB Series 1992A1
   3.95%, 01/07/99                                          2,400          2,400
Panhandle Plains, Texas Higher
  Education Authority Student
  Loan RB Series 1993A
   3.95%, 01/07/99                                         13,300         13,300
Panhandle Plains, Texas Higher
  Education Authority Student
  Loan RB Series 1995A
   3.95%, 01/07/99                                         18,300         18,300
Panhandle Plains, Texas Higher
  Education Authority Student
  Loan RB Series 1997X
   3.95%, 01/07/99                                         14,000         14,000
Robertson County, Texas Industrial
  Development Corp. IDRB (Sanderson
  Farms Project) Series 1995
   4.25%, 01/07/99                                          3,700          3,700
Silsbee, Texas Health Facilities
  Development RB (Silsbee Doctor's
  Hospital)
   4.00%, 01/07/99                                          6,000          6,000
South Texas Higher Education
  Authority Student Loan RB
   3.95%, 01/07/99                                         70,500         70,500
South Texas Higher Education
  Authority Student Loan RB
  Series 1997Z
   3.95%, 01/07/99                                          7,000          7,000
Tarrant County, Texas IDRB (Mortex
  Products Inc. Project)
   4.30%, 01/07/99                                          4,000          4,000
Texas Capital Health Facilities
  Development Corp. RB (Island On
  Lake Travis Ltd. Project)
   3.95%, 01/07/99                                          8,500          8,500
Texas Health Facilities Development
  Corp. ACES RB (North Texas Pooled
  Health) Series 1985B
   4.35%, 01/07/99                                         15,600         15,600

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
Texas Municipal Gas Corp. Gas
  Reserve RB Weekly Senior Lien
   4.00%, 01/07/99                                        $45,000       $ 45,000
Trinity River Authority, Texas
  Pollution Control RB (Lafarge Corp.
  Project)
   4.00%, 01/07/99                                          3,100          3,100
                                                                        --------
                                                                         441,335
                                                                        --------
UTAH -- 0.9%
Salt Lake City, Utah Airport RB
  Series 1996A
   4.10%, 01/07/99                                          4,400          4,400
Utah State Board of Regents Student
  Loan RB Series 1995L
   4.00%, 01/07/99                                          7,975          7,975
Utah State Board of Regents Student
  Loan RB Series 1996Q
   4.00%, 01/07/99                                          9,000          9,000
Utah State Board of Regents Student
  Loan RB Series 1997R
   4.00%, 01/07/99                                         34,255         34,255
Woods Cross City, Utah M/F (Spring
  Wood Apartments)
   4.05%, 01/07/99                                          3,605          3,605
                                                                        --------
                                                                          59,235
                                                                        --------
VIRGINIA -- 0.1%
King George County, Virgina IDA
  Solid Waste Disposal Facility
  (Garnet of Virginia Project)
  Series 1996
   4.05%, 01/07/99                                          3,700          3,700
Staunton, Virginia IDA RB (Diebold
  Inc. - Staunton Project) Series 1997
   4.10%, 01/07/99                                          2,500          2,500
                                                                        --------
                                                                           6,200
                                                                        --------
WASHINGTON -- 3.7%
Algona, Washington Economic
  Development Corp. IDRB (Aitchison
  Family Partnership Project)
   4.10%, 01/07/99                                          2,620          2,620
Douglas County, Washington Water
  Economic Development RB
   3.86%, 01/07/99                                          6,500          6,500

                                                            Par          Value
                                                          -------      ---------
Everett, Washington IDA RB
  Series 1996 (Partners Trust/Synsor
  Project)
   4.00%, 01/07/99                                        $ 4,400       $  4,400
King County, Washington Economic
  Enterprise Corp. RB (Sunrise Project)
  Series 1997
   4.00%, 01/07/99                                          4,000          4,000
King County, Washington HFA M/F
  Housing RB (Auburn County
  Apartments)
   4.20%, 01/07/99                                          9,150          9,150
Pierce County, Washington Economic
  Development Corp. RB (Flex-A-Lite
  Consolidated Project)
   4.00%, 01/07/99                                          3,000          3,000
Pierce County, Washington Economic
  Development Corp. RB (K & M
  Holdings II Project) Series 1997
   4.00%, 01/07/99                                          1,820          1,820
Pierce County, Washington Economic
  Development Corp. RB (McFarland
  Cascade Project)
   4.30%, 01/07/99                                          2,000          2,000
Pilchuck, Washington Water
  Development Corp. IDRB (Romac
  Industrial Inc. Project)
   4.55%, 01/07/99                                          7,425          7,425
Port Moses Lake, Washington Public
  Corp. RB (Moses Lake Industrial
  Project) Series 1995
   4.05%, 01/07/99                                          3,000          3,000
Port Moses Lake, Washington Public
  Corp. RB (National Frozen Foods
  Corp.)
   3.95%, 01/07/99                                          7,500          7,500
Port of Seattle, Washington
  Subordinate Lien RB Series 1997
   4.10%, 01/07/99                                         81,530         81,530
Seattle, Washington HDA RB (Capitol
  Hill Housing Improvement & HRG
  Project)
   4.00%, 01/07/99                                          6,420          6,420
Seattle, Washington HDA RB (Casa
  Pacifica Apartments Project)
  Series 1997
   4.00%, 01/07/99                                          3,350          3,350

                                                            Par          Value
                                                          -------      ---------
Seattle, Washington HDA RB (Holly
  Park Project)
   4.00%, 01/07/99                                        $18,500       $ 18,500
Spokane County, Washington
  Industrial Development Corp. (Metal
  Sales Manufacturing Corp. Project)
   4.15%, 01/07/99                                          2,520          2,520
Washington Health Care Facilities
  Authority RB (Yakima Valley Farm
  Workers Clinic) Series 1997
   3.95%, 01/07/99                                          3,800          3,800
Washington State Economic
  Development Finance Authority
  (Skills Inc. Project) (c)
   3.45%, 01/07/99                                          3,500          3,500
Washington State Economic
  Development Finance Authority
  ACES (Tank Project) Series 1998B
   3.75%, 01/07/99                                          1,400          1,400
Washington State Economic
  Development Finance
  Authority IDRB (Tonkin Building)
  Series 1997A
   4.30%, 01/07/99                                          1,000          1,000
Washington State Economic
  Development Finance Authority RB
  (Hamilton Materials Project)
   4.05%, 01/07/99                                          5,000          5,000
Washington State Economic
  Development Finance Authority RB
  (Hunter Douglas Project) Series
  1997A
   4.10%, 01/07/99                                          3,500          3,500
Washington State Health Care
  Facilities Authority Revenue
  Refunding Bonds (Sisters of St
  Joseph of Peace) Series 1993
   4.10%, 01/07/99                                         16,100         16,100
Washington State HFA M/F Housing
  Mortgage RB (Canyon Lake II)
  Series 1993A
   4.00%, 01/07/99                                          4,565          4,565
Washington State HFA M/F Housing
  Mortgage RB (Lake Washington
  Apartments Project) Series 1996
   4.00%, 01/07/99                                          8,750          8,750

                                                            Par          Value
                                                          -------      ---------
Washington State HFA M/F Housing
  Mortgage RB (Meridian Court
  Apartments) Series 1996
   4.00%, 01/07/99                                        $ 7,000       $  7,000
Washington State HFA M/F Housing
  Mortgage RB (Merrill Gardens
  Project) Series 1997A
   4.30%, 01/07/99                                          2,600          2,600
Washington State HFA M/F Housing
  Mortgage RB (Rosecreek Apartments
  Project)
   4.00%, 01/07/99                                          3,570          3,570
Washington State Housing Finance
  Authority M/F (Brittany Park
  Phase 3 Project)
   4.30%, 01/07/99                                          3,480          3,480
Washington State Housing Finance
  Commission M/F Mortgage RB
  (Canyon Lake I Project)
   4.90%, 01/01/99                                            400            400
Yakama Indian Nation, Washington
  Confederated Tribes & Bands
  Demand Obligation (Yakama
  Forests Products Project)
   4.00%, 01/07/99                                          9,300          9,300
Yakima County, Washington Public
  Corp. IDRB (Cowiche Growers
  Project)
   4.05%, 01/07/99                                          4,000          4,000
Yakima County, Washington Public
  Corp. RB (Hi-Country Foods
  Project)
   4.00%, 01/07/99                                          7,600          7,600
Yakima County, Washington Public
  Corp. RB (Michaelson Packaging
  Project)
   4.00%, 01/07/99                                          3,800          3,800
Yakima County, Washington Public
  Corp. RB (Printing Press Project)
   4.00%, 01/07/99                                          2,700          2,700
                                                                        --------
                                                                         255,800
                                                                        --------
WEST VIRGINIA -- 0.4%
Fayette County, West Virgina Solid
  Waste Disposal Facilities RB
  (Georgia-Pacific Corp. Project)
  Series 1995
   4.10%, 01/07/99                                          9,200          9,200

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
Marion County, West Virginia Solid
  Waste Disposal Facilities RB (Grant
  Town Project) Series B
   4.00%, 01/07/99                                        $10,800       $ 10,800
Marion County, West Virginia Solid
  Waste Disposal Facilities RB (Grant
  Town Project) Series D
   4.00%, 01/07/99                                          4,200          4,200
West Virginia State Hospital Finance
  Authority RB (St. Joseph's Hospital
  Project) Series 1987
   4.05%, 01/07/99                                          1,900          1,900
                                                                        --------
                                                                          26,100
                                                                        --------
WISCONSIN -- 0.7%
Carlton, Wisconsin Pollution
  Control RB (Wisconsin Power &
  Light Co. Project)
   4.20%, 01/07/99                                          5,800          5,800
Chilton, Wisconsin IDRB (Kaytee
  Products, Inc. Project) Series 1995
   4.15%, 01/07/99                                          1,295          1,295
Colburn, Wisconsin IDRB (Heartland
  Farms Project) Series 1994
   4.25%, 01/07/99                                          6,900          6,900
Grafton, Wisconsin IDRB (Milwaukee
  Sign Co. Project)
   4.25%, 01/07/99                                          1,900          1,900
Kenosha, Wisconsin IDRB (Asyst
  Tech. Ltd. Liability Corp. Project)
   4.15%, 01/07/99                                          5,000          5,000
Lac Du Flambeau, Band of Lake
  Superior, Wisconsin Chippewa
  Indians Special Obligation Bonds
  (Simpson Electric Co. Project)
  Series 1985
   4.00%, 01/07/99                                          4,600          4,600
Prentice, Wisconsin Industrial
  Development Revenue Refunding
  Bonds (Blount, Inc.) Series 1992
   4.10%, 01/07/99                                          1,350          1,350
Rapids City, Wisconsin IDRB (Theile
  Kaolin of Wisconsin, Inc. Project)
  Series 1998
   4.10%, 01/07/99                                          2,250          2,250
Rhinelander, Wisconsin IDRB (Lake
  Shore Inc. Project)
   4.30%, 01/07/99                                          2,290          2,290

                                                            Par          Value
                                                          -------      ---------
Wisconsin Housing & Economic
  Development Authority RB (Ultratec
  Inc. Project ) Series 7
   4.25%, 01/07/99                                        $ 3,280     $    3,280
Wisconsin State Health & Education
  Facilities Authority RB (Sinai
  Samaritan) Series 1994A
   4.10%, 01/07/99                                         12,560         12,560
                                                                      ----------
                                                                          47,225
                                                                      ----------
WYOMING -- 0.7%
Jackson County, Wyoming Pollution
  Control RB (Chevron Project)
   5.10%, 01/01/99                                            100            100
Lincoln County, Wyoming Pollution
  Control RB (Exxon Corp. Project)
  Series 1987B
   5.10%, 01/01/99                                         13,100         13,100
Lincoln County, Wyoming Pollution
  Control RB (Exxon Corp. Project)
  Series B
   5.05%, 01/01/99                                          1,000          1,000
Lincoln County, Wyoming Resource
  Recovery RB (Exxon Corp. Project)
  Series C
   5.05%, 01/01/99                                          6,400          6,400
Unita County, Wyoming Pollution
  Control RB (Amoco Project)
   5.10%, 01/01/99                                         16,200         16,200
Unita County, Wyoming Pollution
  Control RB (Chevron Corp. Project)
  Series 1993
   5.10%, 01/01/99                                          8,960          8,960
                                                                      ----------
                                                                          45,760
                                                                      ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $4,265,994)                                                    4,265,994
                                                                      ----------
TAX-EXEMPT COMMERCIAL PAPER -- 10.4% (b)
ARIZONA -- 0.7%
Maricopa County, Arizona Pollution
  Control Authority Revenue
  Refunding Bonds TECP (Southern
  California Edison Palo Verde
  Project) Series D
   3.00%, 02/08/99                                          7,550          7,550

                                                            Par          Value
                                                          -------      ---------
Maricopa County, Arizona Pollution
  Control Authority Revenue
  Refunding Bonds TECP (Southern
  California Edison Palo Verde Project)
  Series E
   3.00%, 02/08/99                                        $12,530       $ 12,530
Maricopa County, Arizona Pollution
  Control Authority Revenue
  Refunding Bonds TECP (Southern
  California Edison Palo Verde Project)
  Series 1985G
   3.45%, 01/13/99                                         16,900         16,900
   2.85%, 03/09/99                                          8,750          8,750
                                                                        --------
                                                                          45,730
                                                                        --------
CALIFORNIA -- 0.1% (f)
California GO TECP
   3.10%, 01/07/99                                         10,000         10,000
                                                                        --------
FLORIDA -- 0.1% (f)
Pinellas County, Florida Educational
  Facilities TECP
   3.05%, 02/09/99                                          2,600          2,600
Florida Government Finance
  Community TECP
   3.00%, 02/08/99                                          5,500          5,500
                                                                        --------
                                                                           8,100
                                                                        --------
GEORGIA -- 0.0% (f)
Athens, Georgia IDA (Rhone Merieux
  Inc. Project) TECP Series 1988
   3.25%, 02/09/99                                          1,500          1,500
Georgia Municipal Gas Authority RB
  TECP (Southern Portfolio-I Project)
  Series 1994D
   3.37%, 01/26/99                                          2,410          2,410
                                                                        --------
                                                                           3,910
                                                                        --------
KENTUCKY -- 0.2%
Trimble County, Kentucky Pollution
  Control RB TECP (Louisville G&E
  Project) Series 1997S
   3.30%, 02/08/99                                         15,000         15,000
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
LOUISIANA -- 1.6%
Louisiana GO Refunding Bond TECP
  Series 1991A (f)
   3.00%, 02/04/99                                        $ 8,420       $  8,420
   3.15%, 02/24/99                                         10,150         10,150
   3.05%, 03/08/99                                          7,500          7,500
Louisiana State Pollution Control
  Revenue Refunding Bonds TECP
  (St. James Parish/Texaco Project)
  Series 1988A
   3.30%, 01/28/99                                         27,000         27,000
Louisiana State Pollution Control
  Revenue Refunding Bonds TECP
  (St. James Parish/Texaco Project)
  Series 1988B
   3.30%, 01/28/99                                         55,530         55,530
                                                                        --------
                                                                         108,600
                                                                        --------
MICHIGAN -- 0.4% (f)
Michigan State Building Authority
  TECP Series 2
   3.30%, 02/09/99                                         25,000         25,000
                                                                        --------
MINNESOTA -- 0.2%
Rochester, Minnesota Health Care
  Facilities RB TECP (Mayo
  Foundation Medical Center Project)
  Series 1992A
   3.15%, 02/24/99                                          3,500          3,500
Rochester, Minnesota Health Care
  Facilities RB TECP (Mayo Foundation
  Medical Center Project) Series 1992B
   2.95%, 04/08/99                                          4,600          4,600
Rochester, Minnesota Health Care
  Facilities RB TECP (Mayo Foundation
  Medical Center Project) Series 1992C
   2.95%, 04/08/99                                          7,100          7,100
                                                                        --------
                                                                          15,200
                                                                        --------
NEW YORK -- 2.2% (f)
New York State Environmental TECP
   3.10%, 01/11/99                                          5,000          5,000
   3.20%, 01/14/99                                         16,400         16,400
   3.20%, 02/01/99                                          3,600          3,600
   3.25%, 02/04/99                                         55,400         55,400
   3.00%, 02/11/99                                          9,000          9,000

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
New York State Power Authority
  Notes TECP Series 2
   2.90%, 02/08/99                                        $16,050       $ 16,050
   3.00%, 03/01/99                                          5,000          5,000
   3.05%, 03/01/99                                         35,000         35,000
State of New York GO BAN TECP
   3.10%, 02/09/99                                          5,200          5,200
                                                                        --------
                                                                         150,650
                                                                        --------
NORTH CAROLINA -- 1.4% (f)
North Carolina Eastern Municipal
  Power Agency Power
  System RB TECP
   2.95%, 01/12/99                                         32,700         32,700
   2.90%, 02/08/99                                          2,550          2,550
   3.00%, 02/08/99                                         22,625         22,625
   3.05%, 03/08/99                                         18,600         18,600
North Carolina Eastern Municipal
  Power Agency Power
  System RB TECP Series 1998B
   2.95%, 01/12/99                                          5,000          5,000
North Carolina Eastern Municipal
  Power Agency Power System RB TECP
   3.45%, 01/13/99                                          9,000          9,000
   3.05%, 03/08/99                                          4,500          4,500
                                                                        --------
                                                                          94,975
                                                                        --------
OKLAHOMA -- 0.3% (f)
Oklahoma City, Oklahoma Industrial
  & Cultural Facilities TECP (Trust
  Health Care Project) Series 1998B
   2.90%, 02/08/99                                         13,495         13,495
   3.00%, 04/07/99                                          5,000          5,000
                                                                        --------
                                                                          18,495
                                                                        --------
PENNSYLVANIA -- 0.4% (f)
Montgomery County, Pennsylvania IDA
  Pollution Control RB TECP
   3.40%, 01/13/99                                         12,610         12,610
   3.00%, 02/04/99                                         14,900         14,900
                                                                        --------
                                                                          27,510
                                                                        --------
PUERTO RICO -- 0.3%
Puerto Rico Government Development
  Bank TECP
   2.95%, 02/17/99                                          1,200          1,200
   2.90%, 02/18/99                                          6,000          6,000
   2.95%, 03/08/99                                         10,975         10,975
                                                                        --------
                                                                          18,175
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
TEXAS -- 1.2%
Corpus Christi, Texas Utility
  System TECP Series A (f)
   3.00%, 02/09/99                                        $ 7,555       $  7,555
   3.20%, 02/09/99                                            595            595
Texas State TRAN TECP Series 1997B
   2.95%, 04/06/99                                         25,000         25,000
   2.95%, 07/13/99                                         14,000         14,000
   2.95%, 07/14/99                                         35,000         35,000
                                                                        --------
                                                                          82,150
                                                                        --------
UTAH -- 0.9% (f)
State of Utah GO Highway TECP
  Series 1998B
   3.05%, 02/10/99                                         16,900         16,900
   3.10%, 02/11/99                                         42,600         42,600
                                                                        --------
                                                                          59,500
                                                                        --------
WISCONSIN -- 0.2% (f)
State of Wisconsin GO TECP
  Series 1998B
   2.90%, 03/30/99                                         18,000         18,000
                                                                        --------
WYOMING -- 0.2% (f)
Lincoln County, Wyoming Pollution
  Control RB TECP (Pacific Corp.
  Project)
   2.90%, 02/08/99                                         12,250         12,250
   3.00%, 02/08/99                                          2,300          2,300
                                                                        --------
                                                                          14,550
                                                                        --------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $715,545)                                                        715,545
                                                                        --------
VARIABLE RATE TENDER OPTION BONDS -- 6.8% (a)(c)(f)
CALIFORNIA -- 0.1%
San Diego County, California
  Transportation TOB
   4.10%, 01/07/99                                          7,920          7,920
                                                                        --------
COLORADO -- 0.2%
Denver, Colorado GO Refunding TOB
  Series 1998A
   4.15%, 01/07/99                                         13,870         13,870
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
FLORIDA -- 0.0%
State of Florida Department of
  Environmental Protection TOBP
  (BTP-305)
   4.15%, 01/07/99                                        $ 4,165       $  4,165
                                                                        --------
GEORGIA -- 0.2%
State of Georgia TOB (BTP-79)
   4.15%, 01/07/99                                         13,145         13,145
                                                                        --------
HAWAII -- 0.9%
Hawaii State Housing Finance &
  Development Corp. TOBP
   4.10%, 01/07/99                                         19,815         19,815
Honolulu, Hawaii City & County TOB
   4.20%, 01/07/99                                          9,015          9,015
State of Hawaii  TOB (BTP-222)
   4.15%, 01/07/99                                          5,275          5,275
State of Hawaii GO TOB
   4.15%, 01/07/99                                         17,650         17,650
State of Hawaii TOB (BTP-220)
   4.15%, 01/07/99                                          8,245          8,245
                                                                        --------
                                                                          60,000
                                                                        --------
ILLINOIS -- 0.6%
Chicago, Illinois Park District TOB
   4.20%, 01/07/99                                         14,855         14,855
Illinois State TOB Series 40
   4.20%, 01/07/99                                         17,890         17,890
Merlot, Illinois Educational
  Facilities TOB
   4.20%, 01/07/99                                          2,000          2,000
State of Illinois GO TOB
   4.15%, 01/07/99                                          7,440          7,440
                                                                        --------
                                                                          42,185
                                                                        --------
LOUISIANA -- 0.1%
State of Louisiana TOBP (BTP-300)
  Series 1998A
   4.15%, 01/07/99                                          7,920          7,920
                                                                        --------
MASSACHUSETTS -- 0.3%
Massachusetts GO TOB (BTP-214)
   4.15%, 01/07/99                                         18,115         18,115
                                                                        --------
MICHIGAN -- 0.5%
Monroe County, Michigan Pollution
  Control TOB (Detroit Edison Co.
  Project)
   4.13%, 01/07/99                                          7,380          7,380

                                                            Par          Value
                                                          -------      ---------
Wayne County, Michigan
  Airport TOBP (PT-1061)
   4.13%, 01/07/99                                        $27,470       $ 27,470
                                                                        --------
                                                                          34,850
                                                                        --------
MINNESOTA -- 0.1%
Minnesota State GO TOB
   4.15%, 01/07/99                                          7,710          7,710
                                                                        --------
MISSISSIPPI -- 0.2%
  Mississippi S/F TOB (Home Corp.)
  Series 1997G
   4.15%, 01/07/99                                         12,495         12,495
                                                                        --------
NEW HAMPSHIRE -- 0.3%
New Hampshire State S/F Housing
  Financing Authority RB TOB
  Series G
   4.15%, 01/07/99                                         18,675         18,675
                                                                        --------
NEW JERSEY -- 0.1%
New Jersey State Building
  Authority TOB Series 1997
   4.08%, 01/07/99                                          2,545          2,545
New Jersey State Transportation
  Authority TOB
   4.10%, 01/07/99                                          1,125          1,125
New Jersey State Transportation
  Authority TOBP (PT-200)
   4.10%, 01/07/99                                          2,375          2,375
                                                                        --------
                                                                           6,045
                                                                        --------
NEW YORK -- 1.5%
Long Island, New York Power
  Authority Electric System RB TOB
  (PA-269)
   4.15%, 01/07/99                                          8,000          8,000
Long Island, New York Power
  Authority TOB (PA-281)
   4.15%, 01/07/99                                          9,895          9,895
New York City, New York GO TOBP
  (CoreStates Merlot Program)
  Series 1997C
   4.15%, 01/06/99                                         28,825         28,825
New York City, New York Municipal
  Assistance Corp. TOB
   4.10%, 01/07/99                                         10,000         10,000

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
New York City, New York Municipal
  Assistance Corp. TOBP (BTP-225)
   4.10%, 01/07/99                                        $19,800       $ 19,800
New York Local Government
  Assistance Corp. TOBP (PT-1055)
  Series 1997B
   4.10%, 01/07/99                                          1,615          1,615
New York State Urban Development
  Corp. TOBP (BTP-113)
   4.15%, 01/07/99                                         20,196         20,196
New York Triborough Bridge & Tunnel
  Authority TOB
   4.10%, 01/07/99                                          4,420          4,420
                                                                        --------
                                                                         102,751
                                                                        --------
PENNSYLVANIA -- 0.6%
Allegheny County, Pennsylvania
  Airport TOBP (PT-176)
   4.08%, 01/07/99                                          2,930          2,930
Allegheny County, Pennsylvania
  Airport TOBP
   4.11%, 01/07/99                                          1,945          1,945
Chester County, Pennsylvania Health
  & Education TOB
   4.08%, 01/07/99                                          1,305          1,305
Philadelphia, Pennsylvania Airport
  RB TOB (PA-387)
   4.08%, 01/07/99                                          5,520          5,520
Philadelphia, Pennsylvania Water &
  Waste RB TOBP (PT-151)
  Series 1993
   4.08%, 01/07/99                                          8,190          8,190
Pittsburgh, Pennsylvania GO TOB
   4.15%, 01/07/99                                         19,290         19,290
                                                                        --------
                                                                          39,180
                                                                        --------
TEXAS -- 0.6%
Austin, Texas Independent School
  District TOB
   4.20%, 01/07/99                                          5,700          5,700
El Paso, Texas Water & Sewer RB TOB
  Series 1998I
   4.15%, 01/07/99                                         15,450         15,450
San Antonio, Texas Electric &
  Gas TOB
   4.20%, 01/07/99                                          9,975          9,975

                                                            Par          Value
                                                          -------      ---------
State of Texas GO TOB
   4.15%, 01/07/99                                        $12,205       $ 12,205
                                                                        --------
                                                                          43,330
                                                                        --------
WASHINGTON -- 0.5%
King County, Washington TOB
   4.20%, 01/07/99                                          9,995          9,995
Washington State GO TOB
   4.15%, 01/07/99                                         18,805         18,805
Washington State Public Power
  Supply System Revenue Refunding
  TOBP (BTP-137) (Nuclear Project
  Number 2) Series 1993B
   4.15%, 01/07/99                                          6,685          6,685
                                                                        --------
                                                                          35,485
                                                                        --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $467,841)                                                        467,841
                                                                        --------
TAX AND REVENUE ANTICIPATION NOTES -- 5.7% (b)
CALIFORNIA -- 3.0% (f)
California School Cash Reserve
  Program Authority Pooled TRAN
  Series 1997A
   3.74%, 07/02/99                                        206,500        207,254
                                                                        --------
NEW MEXICO -- 1.3%
New Mexico State TRAN
  Series A
   2.98%, 06/30/99                                         82,000         82,307
   3.00%, 06/30/99                                         10,000         10,036
                                                                        --------
                                                                          92,343
                                                                        --------
PENNSYLVANIA -- 0.1%
Philadelphia, Pennsylvania
  TRAN Series 1998B
   3.64%, 06/30/99                                          2,500          2,507
                                                                        --------
PUERTO RICO -- 1.3%
Puerto Rico Commonwealth
  TRAN Series 1998
   2.85%, 07/30/99                                         88,800         89,128
                                                                        --------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $391,232)                                                        391,232
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
MANDATORY PUT BONDS -- 5.4% (b)
CALIFORNIA -- 0.1% (f)
California Higher Education Loan
  Authority Student Loan RB
  Series 1995E5
   3.80%, 06/01/99                                        $10,000       $ 10,000
                                                                        --------
DISTRICT OF COLUMBIA -- 0.2% (f)
Washington D.C. HFA S/F
   3.80%, 06/23/99                                         16,500         16,500
                                                                        --------
HAWAII -- 0.1% (f)
Hawaii State Housing Financing &
  Development Corp. M/F Housing RB
  (Nani Mauna Loa Project)
  Series 1995A
   3.60%, 04/01/99                                          3,900          3,900
                                                                        --------
IDAHO -- 0.2%
Custer County, Idaho Pollution
  Control RB (Amoco Project)
  Series 1983
   3.60%, 10/01/99                                         10,000         10,000
                                                                        --------
ILLINOIS -- 0.1% (f)
Chicago, Illinois GO
   2.96%, 11/04/99                                          5,000          5,000
Orland Park, Illinois IDRB (Orland
  Properties Project)
   3.75%, 06/01/99                                          1,040          1,040
                                                                        --------
                                                                           6,040
                                                                        --------
MINNESOTA -- 0.2% (f)
Minnesota State Housing Finance
  Agency S/F
   3.70%, 03/01/99                                         13,600         13,600
                                                                        --------
NEW JERSEY -- 0.2%
New Jersey Economic Development
  Authority RB (Newark Recycling
  Center Project)
   3.00%, 06/15/99                                         15,900         15,900
                                                                        --------
PENNSYLVANIA -- 0.0%
Beaver County, Pennsylvania IDA
  Pollution Control Refunding RB
  (Ohio Edison County)
  Series 1992A
   2.42%, 04/01/99                                          1,500          1,504
   3.25%, 04/01/99                                          1,000          1,002
                                                                        --------
                                                                           2,506
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
RHODE ISLAND -- 0.3% (f)
Rhode Island State Student Loan
  Authority RB
   3.80%, 05/31/99                                        $19,000       $ 19,000
                                                                        --------
TENNESSEE -- 1.4%
Metropolitan Nashville & Davidson
  County, Tennessee IDRB (Insurance
  Co. America Project)
   3.10%, 05/03/99                                          5,700          5,700
Tennessee HDA RB (Homeownership
  Program) Series 1997
   3.75%, 06/17/99                                         40,000         40,000
Tennessee HDA RB (Homeownership
  Program) Series 1997-2
   3.69%, 03/04/99                                         50,000         50,000
                                                                        --------
                                                                          95,700
                                                                        --------
TEXAS -- 2.6% (f)
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1992A
   3.55%, 03/01/99                                         32,500         32,500
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1992B
   4.00%, 07/01/99                                         14,000         14,000
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1993A
   3.80%, 05/01/99                                         48,150         48,150
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1993B2
   3.80%, 06/01/99                                          6,500          6,500
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1995
   3.80%, 05/01/99                                         27,500         27,500
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1995A
   3.80%, 05/01/99                                         46,700         46,700
                                                                        --------
                                                                         175,350
                                                                        --------
TOTAL MANDATORY PUT BONDS
  (Cost $368,496)                                                        368,496
                                                                        --------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
FIXED RATE TENDER OPTION BONDS -- 4.2% (b)(e)(f)
CONNECTICUT -- 0.3%
Connecticut HFA Housing Mortgage
  Finance Program TOB Series 1998T
   3.55%, 09/15/99                                        $12,995       $ 12,995
Connecticut State GO TOBP
  Series 1991A (BTP-151)
   3.60%, 03/17/99                                          7,365          7,365
                                                                        --------
                                                                          20,360
                                                                        --------
GEORGIA -- 0.2%
Georgia State Public Improvement GO
  TOBP Series 1993B & 1993C
  (BTP-135)
   3.63%, 03/17/99                                          3,865          3,865
Georgia State Public Improvement GO
  TOBP Series 1993B & 1993C
  (BTP-140)
   3.63%, 03/17/99                                          4,575          4,575
Georgia State Public Improvement GO
  TOBP Series 1994B (BTP-148)
   3.63%, 03/17/99                                          7,100          7,100
                                                                        --------
                                                                          15,540
                                                                        --------
ILLINOIS -- 0.7%
Chicago, Illinois Midway Airport RB
  TOB
   3.45%, 03/01/99                                         24,480         24,480
Illinois Metropolitan Pier & Export
  Authority TOB (McCormick
  Place) Series 1998A
   3.45%, 03/01/99                                         14,355         14,355
State of Illinois GO TOBP (BTP-313)
   3.65%, 06/09/99                                         11,880         11,880
                                                                        --------
                                                                          50,715
                                                                        --------
MICHIGAN -- 0.2%
Wayne County, Michigan Airport RB
  TOBP (BTP-314) (Detroit Airport
  Project)
   3.70%, 06/21/99                                         14,850         14,850
                                                                        --------
PENNSYLVANIA -- 0.3%
Pennsylvania State University Revenue
  Refunding Bonds TOB Series 2
   3.75%, 01/14/99                                          3,245          3,245

                                                            Par          Value
                                                          -------      ---------
Philadelphia, Pennsylvania IDA
  Airport RB TOB Series 1998A
   3.75%, 08/04/99                                        $15,000       $ 15,000
                                                                        --------
                                                                          18,245
                                                                        --------
SOUTH CAROLINA -- 0.1%
South Carolina State Capital
  Improvement Revenue Refunding
  TOBP (BTP-147) Series 1992B
   3.63%, 03/17/99                                          5,370          5,370
                                                                        --------
TEXAS -- 1.3%
Houston, Texas GO TOB
   3.54%, 02/01/99                                         21,655         21,655
Regents of the University of Texas
  (Permanent University Fund)
  Revenue TOBP (BTP-143)
  Series 1993A
   3.65%, 03/17/99                                         10,685         10,685
Southeast Texas Housing Finance
  Corp. TOBP (PT-193)
   3.85%, 05/13/99                                         13,270         13,270
Texas A&M Board of Regents
  Permanent University Fund TOB
   3.45%, 03/01/99                                         28,445         28,445
Texas State Public Finance
  Authority GO TOBP Series 1994A
  (BTP-127)
   3.63%, 03/17/99                                         14,980         14,980
                                                                        --------
                                                                          89,035
                                                                        --------
UTAH -- 0.6%
Utah Board of Regents TOB
   3.38%, 03/15/99                                         30,060         30,060
Utah Building RB TOB
   3.38%, 04/01/99                                          9,695          9,695
                                                                        --------
                                                                          39,755
                                                                        --------
VIRGINIA -- 0.3%
Virginia State Public School
  Authority School Equipment
  Financing TOB Series 5
   3.65%, 02/10/99                                         19,685         19,685
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
WISCONSIN -- 0.2%
Wisconsin Housing & Economic
  Development Authority Home
  Ownership TOBP (PT-194)
   3.85%, 05/13/99                                       $ 15,530       $ 15,530
                                                                        --------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $289,085)                                                        289,085
                                                                        --------
REVENUE BONDS -- 2.3% (b)
ARIZONA -- 0.0%
Maricopa County, Arizona Unified
  School District #93 RB (Cave
  Creek Project) Series 1997A (f)
   3.30%, 07/01/99                                          1,500          1,520
Phoenix, Arizona Civic Improvement
  Corp. Wastewater Systems Lease RB
  Series 1993
   3.00%, 07/01/99                                          1,005          1,015
                                                                        --------
                                                                           2,535
                                                                        --------
CALIFORNIA -- 0.0% (f)
Modesto, Sacramento & Reading,
  California Public Power Agency
  (San Juan Project) Series G
   3.50%, 07/01/99                                          2,950          2,975
                                                                        --------
COLORADO -- 0.0% (f)
Platte River, Colorado Power
  Authority RB Series DD
   3.04%, 06/01/99                                          2,230          2,248
                                                                        --------
FLORIDA -- 0.2% (f)
Dade County, Florida Residential
  Facility Refunding RB
   3.47%, 10/01/99                                          5,000          5,092
Florida Gas Utility RB
  (Gas Project #1)
   3.00%, 12/01/99                                          2,250          2,275
Florida State Division Board Financial
  Department General Services
  Environmental Preservation 2000 RB
  Series A
   3.55%, 07/01/99                                          6,765          6,829

                                                            Par          Value
                                                          -------      ---------
Florida State Division Board Financial
  Department General Services RB
  Series A
   3.54%, 07/01/99                                       $  1,735       $  1,739
                                                                        --------
                                                                          15,935
                                                                        --------
ILLINOIS -- 0.1% (f)
Illinois Municipal Electric Agency
  Power Supply System RB
   3.65%, 02/01/99                                          5,065          5,067
                                                                        --------
IOWA -- 0.0% (f)
Iowa Student Loan Corp. RB
  Series 1996F
   3.10%, 12/01/99                                          1,000          1,010
                                                                        --------
KENTUCKY -- 0.1% (f)
Jefferson County, Kentucky Health
  System RB
   3.15%, 10/01/99                                          2,545          2,561
Marion County, Kentucky Health
  System RB
   3.15%, 10/01/99                                          1,050          1,056
                                                                        --------
                                                                           3,617
                                                                        --------
MASSACHUSETTS -- 0.0% (f)
Massachusetts Health & Education
  Facilities Authority RB (Brigham &
  Womens Hospital Project)
  Series 1989C
   3.50%, 06/01/99                                          1,000          1,037
Massachusetts Health & Education
  Facilities Authority RB (St. Elizabeth
  Hospital Boston Project) Series C
   3.65%, 08/15/99                                            695            705
Massachusetts State Industrial
  Finance Agency RB (Museum of
  Fine Arts Project)
   3.15%, 01/01/00                                          1,000          1,007
                                                                        --------
                                                                           2,749
                                                                        --------
MICHIGAN -- 0.0% (f)
Michigan Municipal Bond Authority
  State Revolving Fund RB
   3.43%, 10/01/99                                          1,000          1,015
                                                                        --------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
MINNESOTA -- 0.1% (f)
Southern Minnesota Municipal
  Power Agency Supply RB Series A
   3.01%, 01/01/99                                       $  4,950       $  4,950
                                                                        --------
MONTANA -- 0.1%
Montana State Higher Education
  Assistance Corp. Student Loan RB
  Series 1993B
   3.28%, 12/01/99                                          7,000          7,101
                                                                        --------
NEW YORK -- 0.1%
New York City, New York Municipal
  Assistance Corp. RB Series 68
   3.00%, 07/01/99                                          2,100          2,141
New York Triborough Bridge &
  Tunnel Authority Refunding RB
  Series 1998A (f)
   3.20%, 01/01/99                                          3,540          3,540
                                                                        --------
                                                                           5,681
                                                                        --------
NORTH CAROLINA -- 0.1%
North Carolina Eastern Municipal
  Power Agency Power System RB
   3.80%, 01/01/99                                          7,830          7,987
                                                                        --------
OHIO -- 0.3%
Cleveland, Ohio City School
  District RAN RB (f)
   2.97%, 06/01/99                                          6,585          6,633
Cuyahoga County, Ohio Hospital RB
  (Metro Health System Project) (f)
   3.70%, 02/15/99                                            500            501
Ohio State Special Obligation
  Elementary & Secondary RB
   2.95%, 06/01/99                                         12,100         12,127
                                                                        --------
                                                                          19,261
                                                                        --------
PENNSYLVANIA -- 0.2% (f)
Allegheny County, Pennsylvania
  Airport Revenue Refunding Bonds
  International Airport Project)
  Series 1997A
   3.65%, 01/01/99                                          4,150          4,150
Pennsylvania Intergovernmental
  Special Tax RB
   2.90%, 06/15/99                                          1,000          1,013

                                                            Par          Value
                                                          -------      ---------
Pennsylvania State IDA RB
  (Economic Development Project)
   3.82%, 01/01/99                                       $  3,000       $  3,000
Union County, Pennsylvania Higher
  Education Facility Financing
  Authority RB (Bucknell University
  Project)
   3.75%, 04/01/99                                            450            452
University of Pittsburgh, Pennsylvania
  Revenue Refunding Bonds
  Series 1997B
   3.85%, 06/01/99                                            800            800
                                                                        --------
                                                                           9,415
                                                                        --------
SOUTH CAROLINA -- 0.1%
Piedmont, South Carolina Municipal
  Power Agency Electric RB
  Series 1985B (f)
   3.80%, 01/01/99                                          2,570          2,570
Piedmont, South Carolina Municipal
  Power Agency Electric RB
  Series 1985B (f)
   3.40%, 01/01/99                                          5,200          5,200
South Carolina Public Services
  Authority Refunding RB Series 1992A
   3.30%, 07/01/99                                          1,000          1,011
                                                                        --------
                                                                           8,781
                                                                        --------
SOUTH DAKOTA -- 0.3%
South Dakota HDA RB
  (Homeownership Meeting Project)
  Series 1998H
   3.20%, 12/02/99                                          3,145          3,145
South Dakota HDA RB Series 1998I
   3.20%, 12/02/99                                         16,105         16,105
                                                                        --------
                                                                          19,250
                                                                        --------
TEXAS -- 0.4% (f)
Amarillo, Texas Health Facilities RB
  (Baptist State Anthony Hospital
  Project)
   3.10%, 01/01/00                                          1,685          1,708
Dallas Fort Worth, Texas Regional &
  International Airport Refunding RB
   3.35%, 11/01/99                                          1,000          1,009
San Antonio, Texas Electric Gas
  Preferred RB Series 1989A
   3.11%, 02/01/99                                         14,100         14,343

                                                            Par          Value
                                                          -------      ---------
San Antonio, Texas Water RB
   3.70%, 05/01/99                                       $  4,000       $  4,103
Texas State Public Finance Authority
  Building RB
   3.70%, 02/01/99                                          2,975          2,982
                                                                        --------
                                                                          24,145
                                                                        --------
WASHINGTON -- 0.2%
Franklin County, Washington Public
  Utility District #001 RB (f)
   3.60%, 09/01/99                                          1,200          1,203
Grays Harbor County, Washington
  Public Utility #001 Electric Revenue
  Refunding Bonds (f)
   3.83%, 01/01/99                                          1,030          1,030
Spokane County, Washington
  International Airport Refunding
  Revenue Bonds Series 1993 (f)
   3.30%, 06/01/99                                          1,000          1,006
Washington State Public Power
  Supply System Revenue Refunding
  Bonds (Nuclear Project #2)
  Series 1997A
   3.70%, 07/01/99                                          8,000          8,057
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project #2) Series A
   3.70%, 07/01/99                                          1,000          1,012
                                                                        --------
                                                                          12,308
                                                                        --------
TOTAL REVENUE BONDS
  (Cost $156,030)                                                        156,030
                                                                        --------
GENERAL OBLIGATIONS -- 1.5% (b)
ALABAMA -- 0.0%
Alabama State GO
   3.58%, 03/01/99                                          3,000          3,011
                                                                        --------
ALASKA -- 0.0% (f)
Anchorage, Alaska Refunding
  School GO Series 1993A
   3.10%, 08/01/99                                          1,145          1,158
                                                                        --------
ARIZONA -- 0.1% (f)
Pima County, Arizona GO
   3.73%, 07/01/99                                          3,380          3,397
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
FLORIDA -- 0.0%
Broward County, Florida School
  District GO
   3.55%, 02/15/99                                       $    280       $    287
                                                                        --------
GEORGIA -- 0.2%
Cherokee County, Georgia School
  System GO
   3.80%, 02/01/99                                          7,330          7,330
Dougherty County, Georgia School
  District Sales Tax GO
   3.40%, 09/01/99                                          3,275          3,298
Fulton County, Georgia Revenue
  Refunding Bonds GO
   3.83%, 01/01/99                                          2,160          2,160
Georgia State GO Series 1989B
   3.10%, 07/01/99                                          1,000          1,024
Georgia State GO Series 1995C
   3.43%, 07/01/99                                          1,000          1,019
                                                                        --------
                                                                          14,831
                                                                        --------
HAWAII -- 0.2%
Hawaii County, Hawaii GO Series A (f)
   3.80%, 06/01/99                                          1,000          1,013
State of Hawaii GO Series CC
   3.30%, 02/01/99                                          9,340          9,348
                                                                        --------
                                                                          10,361
                                                                        --------
ILLINOIS -- 0.1% (f)
Bolingbrook Park District, Illinois GO
   3.80%, 01/01/99                                            650            650
Chicago Park, Illinois District GO
  Refunding Bonds
   3.83%, 01/01/99                                          2,000          2,000
Chicago Park, Illinois District
  Limited GO
   3.26%, 01/01/99                                          2,105          2,105
Chicago, Illinois School Financing
  Authority Refunding GO
  Series 1992A
   3.75%, 06/01/99                                            500            504
Cook County, Illinois Housing
  Development GO (204 Lyons
  Township Project)
   3.00%, 12/01/99                                          1,505          1,532
                                                                        --------
                                                                           6,791
                                                                        --------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
IOWA -- 0.0%
Cedar Rapids, Iowa GO
   3.80%, 06/01/99                                       $  1,445       $  1,447
                                                                        --------
MARYLAND -- 0.1%
Maryland State Local Facilities
  Loan GO Series R2
   3.43%, 06/01/99                                          1,000          1,006
Maryland Suburban Sanitation
  District Sewage Disposal Revenue
  Refunding Bonds GO (Montgomery
  & Prince George County Project)
   3.10%, 11/01/99                                          3,000          3,070
                                                                        --------
                                                                           4,076
                                                                        --------
MICHIGAN -- 0.1%
Detroit, Michigan City School
  District GO Series 1998B
   2.85%, 05/01/99                                          5,000          5,019
                                                                        --------
MINNESOTA -- 0.0%
Minnesota GO
   3.43%, 08/01/99                                          1,000          1,018
                                                                        --------
NEVADA -- 0.0% (f)
Washoe County, Nevada Improvement
  Refunding GO
   3.40%, 07/01/99                                          2,750          2,799
                                                                        --------
NORTH CAROLINA -- 0.1%
Charlotte, North Carolina Airport GO
   3.50%, 03/01/99                                          1,635          1,636
Charlotte, North Carolina GO
   3.50%, 02/01/99                                            775            775
Charlotte, North Carolina GO
  Series 1998A
   3.50%, 02/01/99                                          2,325          2,326
Charlotte, North Carolina GO
  Water & Sewer
   3.50%, 02/01/99                                          3,635          3,637
                                                                        --------
                                                                           8,374
                                                                        --------
SOUTH CAROLINA -- 0.1%
Chester County, South Carolina
  School District GO Refunding
  Bonds (f)
   3.78%, 02/01/99                                          1,010          1,012

                                                            Par          Value
                                                          -------      ---------
Richland County, South Carolina
  School District GO Number 001
   3.55%, 03/01/99                                       $  4,480       $  4,502
                                                                        --------
                                                                           5,514
                                                                        --------
TEXAS -- 0.3%
Garland, Texas Refunding GO
   3.10%, 08/15/99                                          3,000          3,044
Houston, Texas Public
  Improvement GO Revenue
  Refunding Bond Series 1996B
   3.10%, 03/01/99                                          1,175          1,177
Plano, Texas Revenue Refunding GO
  Improvement Bond
   3.15%, 09/01/99                                          1,690          1,703
Port Neches-Groves, Texas
  Independent School District GO (f)
   3.70%, 02/15/99                                          1,000          1,004
Port of Houston, Texas Authority GO (f)
   3.10%, 10/01/99                                          2,000          2,035
Texas State College Student Loan GO
   3.68%, 08/01/99                                          2,000          2,016
Texas State Veterans Land Refunding
  Project Prerefunded GO (f)
   3.20%, 12/01/99                                          7,435          7,777
Zapata County, Texas Industrial
  School District GO (f)
   3.65%, 08/15/99                                          1,090          1,106
                                                                        --------
                                                                          19,862
                                                                        --------
UTAH -- 0.0%
Utah State GO
   3.55%, 07/01/99                                          2,200          2,209
                                                                        --------
WASHINGTON -- 0.1%
King County, Washington School
  District #411 GO (Issaquah Reference)
  Series B
   3.43%, 06/01/99                                          1,000          1,004
Washington State GO Series 1994A
   3.50%, 09/01/99                                          2,000          2,052
Washington State Motor Vehicle
  Tax GO (f)
   3.77%, 03/01/99                                          1,975          1,985
                                                                        --------
                                                                           5,041
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
WEST VIRGINIA -- 0.1%
West Virginia State GO
   3.65%, 06/01/99                                       $  6,520       $  6,529
                                                                        --------
WISCONSIN -- 0.0%
Janesville, Wisconsin School
  District GO (f)
   3.20%, 03/01/99                                          1,300          1,304
Wisconsin State GO
   3.75%, 05/01/99                                          2,000          2,006
                                                                        --------
                                                                           3,310
                                                                        --------
TOTAL GENERAL OBLIGATIONS
  (Cost $105,034)                                                        105,034
                                                                        --------
BOND ANTICIPATION NOTES -- 1.1% (b)
KANSAS -- 0.0%
Shawnee County, Kansas BAN
   3.98%, 05/01/99                                            995            995
                                                                        --------
MASSACHUSETTS -- 0.3%
Kingston, Massachusetts BAN
   2.98%, 11/24/99                                         17,970         18,012
Massachusetts State Turnpike BAN (f)
   3.75%, 06/01/99                                          6,110          6,144
                                                                        --------
                                                                          24,156
                                                                        --------
NEW JERSEY -- 0.5%
Jersey City, New Jersey BAN
   3.79%, 01/15/99                                          7,000          7,001
   3.63%, 03/05/99                                          2,000          2,001
Jersey City, New Jersey School BAN
   3.60%, 03/05/99                                         17,000         17,009
Princeton, New Jersey BAN
   3.52%, 09/02/99                                          2,200          2,205
Seaside Heights, New Jersey BAN
  Series A
   3.75%, 02/19/99                                          1,030          1,030
Vernon Township, New Jersey School
  District BAN Series 1998A
   3.05%, 05/04/99                                          3,400          3,405
                                                                        --------
                                                                          32,651
                                                                        --------
RHODE ISLAND -- 0.2%
Barrington, Rhode Island BAN
   3.60%, 08/26/99                                         11,300         11,328
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
SOUTH CAROLINA -- 0.0%
Spartanburg, South Carolina County
  School District BAN
   3.76%, 06/15/99                                       $  1,400       $  1,402
                                                                        --------
WISCONSIN -- 0.1%
Oshkosh, Wisconsin Area School
  District BAN
   3.21%, 12/15/99                                          3,850          3,854
                                                                        --------
TOTAL BOND ANTICIPATION NOTES
  (Cost $74,386)                                                          74,386
                                                                        --------
OPTIONAL PUT BONDS -- 1.0% (b)
TEXAS -- 0.8% (f)
Grapevine, Texas Industrial
  Development Corp. Airport RB
  (Singer County Project)
   3.90%, 04/01/99                                         18,975         18,975
Greater East Texas Higher Education
  Authority Student Loan RB Series
  1992B
   3.60%, 09/01/99                                         14,400         14,400
Greater East Texas Higher Education
  Authority Student Loan RB Series
  1993B-1
   3.70%, 01/01/99                                         11,000         11,000
Greater East Texas Higher Education
  Authority Student Loan RB Series
  1995B
   3.65%, 07/01/99                                         10,000         10,000
                                                                        --------
                                                                          54,375
                                                                        --------
WYOMING -- 0.2%
Lincoln County, Wyoming Pollution
  Control RB (Amoco Project)
  Series 1983
   3.60%, 04/01/99                                         14,350         14,353
                                                                        --------
TOTAL OPTIONAL PUT BONDS
  (Cost $68,728)                                                          68,728
                                                                        --------
REVENUE ANTICIPATION NOTES -- 0.3% (b)
CALIFORNIA -- 0.3%
California State RAN
   3.15%, 06/30/99                                         20,000         20,082
                                                                        --------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $20,082)                                                          20,082
                                                                        --------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
TAX ANTICIPATION NOTES -- 0.1% (b)
KANSAS -- 0.1%
Hutchinson, Kansas GO TAN
   3.79%, 04/01/99                                       $    200       $    200
Wichita, Kansas TAN
   3.70%, 04/29/99                                          3,655          3,658
                                                                        --------
                                                                           3,858
                                                                        --------
TOTAL TAX ANTICIPATION NOTES
  (Cost $3,858)                                                            3,858
                                                                        --------
GRANT ANTICIPATION NOTES -- 0.0% (b)
New Jersey State Transportation Corp.
  Capital GAN Series A
   3.89%, 09/01/99                                          2,500          2,511
                                                                        --------
TOTAL GRANT ANTICIPATION NOTES
  (Cost $2,511)                                                            2,511
                                                                        --------
CERTIFICATES OF PARTICIPATION -- 0.0% (b)(f)
PENNSYLVANIA -- 0.0%
Pennsylvania State COP
   3.78%, 05/01/99                                          1,080          1,087
                                                                        --------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $1,087)                                                            1,087
                                                                        --------

                                                            Shares      Value
                                                           -------   ----------
TEMPORARY INVESTMENTS -- 0.0% (a)
Provident Institutional Funds -
  Muni Fund Portfolio
   2.50%, 01/07/99                                          1,387    $    1,387
                                                                     ----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,387)                                                           1,387
                                                                     ----------
TOTAL INVESTMENTS -- 100.9%
  (Cost $6,931,296)                                                   6,931,296
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- (0.9%)
   Other assets                                                          62,473
   Liabilities                                                         (127,000)
                                                                     ----------
                                                                        (64,527)
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $6,866,769
                                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
VARIABLE RATE OBLIGATIONS -- 57.6% (a)(f)
CALIFORNIA -- 57.1%
ABAG Financing Authority for
  Non-Profit Organizations COP
  (Lucile Salter Packard Project)
   3.85%, 01/07/99                                       $  5,000       $  5,000
ABAG Financing Authority for
  Non-Profit Organizations COP
  (Bentley School)
   3.65%, 01/07/99                                          5,230          5,230
ABAG Financing Authority for
  Non-Profit Organizations COP
  (Harker School Project)
   3.80%, 01/07/99                                          5,630          5,630
ABAG Financing Authority M/F
  Housing (Vintage Chateau)
   4.65%, 01/07/99                                         11,000         11,000
ABAG Financing Authority M/F
  Housing RB (Mountain View
  Apartments) Series 1997A
   4.10%, 01/07/99                                          3,470          3,470
Alameda County, California IDRB
  (Aitchison Family Project)
  Series 1993A
   3.85%, 01/07/99                                          2,800          2,800
Alameda County, California IDRB
  (Association Heat & Control
  Project)
   3.85%, 01/07/99                                            810            810
Alameda County, California IDRB
  (JMS Family Partners) Series A
   3.85%, 01/07/99                                          1,400          1,400
Alameda County, California IDRB
  (Scientific Technology Project)
  Series 1994A
   3.85%, 01/07/99                                          2,780          2,780
Alameda-Contra Costa, California
  School Financial Authority COP
  (Capital Improvement Finance
  Project)
   3.70%, 01/07/99                                            745            745
Anaheim, California COP (Anaheim
  Memorial Hospital Assoc. Project)
   3.65%, 01/07/99                                          2,070          2,070
Anaheim, California COP (Police
  Facility Financing Project)
   3.65%, 01/07/99                                            700            700

                                                            Par          Value
                                                          -------      ---------
Anaheim, California Housing
  Authority M/F Housing RB (Casa
  Grande Apartments) Series 1997A
   3.90%, 01/07/99                                       $  3,795       $  3,795
Anaheim, California Housing
  Authority M/F Housing RB (Port
  Trinidad Apartments) Series 1997C
   3.90%, 01/07/99                                          2,140          2,140
Anaheim, California Housing
  Authority M/F Housing RB
  (Sage Park Project) Series A
   4.00%, 01/07/99                                          2,000          2,000
Auburn, California Unified School
  District COP
   3.90%, 01/07/99                                         10,750         10,750
Avalon, California Community
  Improvement Agency Tax
  Allocation RB
   4.50%, 01/07/99                                          9,975          9,975
Basse, California COP (Union School
  District Capital Improvement
  Project)
   4.40%, 01/07/99                                          6,435          6,435
Big Bear Lake, California IDRB COP
  (Southwest Gas Corp. Project)
  Series A
   3.75%, 01/07/99                                         27,800         27,800
Burbank, California Redevelopment
  Agency M/F Housing RB
   3.15%, 01/05/99                                          7,900          7,900
California Alternative Energy Source
  Financing Authority (GE Capital
  Corp. Arroyo Project) Series A
   3.75%, 01/06/99                                         25,330         25,330
California Alternative Energy Source
  Financing Authority (GE Capital
  Corp. Arroyo Project) Series 1993B
   3.65%, 01/07/99                                         12,260         12,260
California Eastern Municipal District
  Water & Sewer Revenue COP
  Series 1993B
   3.60%, 01/07/99                                         28,850         28,850
California Education Facilities
  Authority (Stanford University
  Project)
   3.65%, 01/07/99                                          1,500          1,500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
California Education Facilities
  Authority (Stanford University
  Project) Series L-6
   3.65%, 01/06/99                                       $  4,815       $  4,815
California Education Facilities
  Authority (University of Judaism
  Project) Seires A
   3.00%, 01/07/99                                          5,500          5,500
California Finance Authority Pollution
  Control RB (Pacific Gas & Electric
  Company)
   5.00%, 01/01/99                                            600            600
California Health Facilities Financing
  Authority RB (California Prebyterian
  Homes) Series 1998
   3.80%, 01/07/99                                         26,065         26,065
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1988C
   3.60%, 01/07/99                                          3,100          3,100
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1996B
   3.60%, 01/07/99                                         10,500         10,500
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1996C
   3.60%, 01/06/99                                          3,000          3,000
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1996D
   3.60%, 01/07/99                                          3,000          3,000
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1997B (MBIA Insurance)
   3.60%, 01/07/99                                          4,800          4,800
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series A
   3.60%, 01/07/99                                          1,400          1,400
California Health Facilities Financing
  Authority RB (Children's Hospital
  Project) Series 1991
   3.60%, 01/07/99                                         17,700         17,700
California Health Facilities Financing
  Authority RB (Pooled Loan Program)
  Series 1985B
   3.60%, 01/07/99                                         21,875         21,875

                                                            Par          Value
                                                          -------      ---------
California Health Facilities Financing
  Authority RB (Scripps Memorial
  Hospital) Series 1985B
   3.75%, 01/07/99                                       $ 21,120       $ 21,120
California Health Facilities Financing
  Authority RB (Scripps Memorial
  Hospital) Series 1991B
   3.80%, 01/07/99                                            400            400
California Health Facilities Financing
  Authority RB (St. Francis Hospital)
  Series 1995E
   3.30%, 01/07/99                                          6,800          6,800
California Health Facilities Financing
  Authority RB (St. Francis Hospital)
  Series 1995F
   3.90%, 01/07/99                                         30,000         30,000
California Public Power Agency
  Subordinate Lien (San Juan Project)
  Series 1997D
   3.90%, 01/07/99                                          2,500          2,500
California Pollution Control Financing
  Authority RB (Green Team of San
  Jose Project)
   3.85%, 01/07/99                                          4,400          4,400
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series 1996B
   4.00%, 01/07/99                                        119,700        119,700
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series A
   3.85%, 01/07/99                                        153,500        153,500
California Pollution Control Financing
  Authority RB (Pacific Gas &
  Electric Co. Project) Series B
   5.05%, 01/01/99                                          1,300          1,300
California Pollution Control Financing
  Authority RB (Pacific Gas &
  Electric Co. Project) Series D
   4.00%, 01/06/99                                         11,400         11,400
California Pollution Control Financing
  Authority RB (Reynolds Metals Co.
  Project) Series 1985
   3.35%, 01/07/99                                          1,300          1,300
California Pollution Control Financing
  Authority RB (Southern California
  Edison Project) Series 1986C
   5.20%, 01/01/99                                          1,000          1,000

                                                            Par          Value
                                                          -------      ---------
California Pollution Control Financing
  Authority Resource Recovery RB
  (Sanger Project) Series 1990A
   3.75%, 01/07/99                                       $  2,800       $  2,800
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Allan Co. Project)
   3.85%, 01/07/99                                          1,225          1,225
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Athens Disposal Co. Project)
  Series 1995A
   3.85%, 01/07/99                                         19,335         19,335
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (BLT Enterprises Project) Series 1995A
   3.85%, 01/06/99                                          4,200          4,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Burrtee Waste Industry Project)
   3.85%, 01/07/99                                          4,025          4,025
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Burrtee Waste Industry Project)
  Series 1995A
   3.85%, 01/06/99                                          2,000          2,000
   3.85%, 01/07/99                                          2,470          2,470
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Charter Evaporation Project)
   3.85%, 01/06/99                                          9,520          9,520
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Cold Cyn Landfill Project)
   3.85%, 01/06/99                                          7,200          7,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Colmac Energy Project) Series 1990A
   3.75%, 01/07/99                                         32,700         32,700
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Colmac Energy Project)
  Series 1990B
   3.75%, 01/07/99                                          6,865          6,865
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Colmac Energy Project)
  Series 1990C
   3.75%, 01/07/99                                          4,050          4,050

                                                            Par          Value
                                                          -------      ---------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Contra Costa Services) Series
  1995A
   3.80%, 01/07/99                                       $  3,900       $  3,900
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Edco Disposal Corp. Project)
  Series 1996A
   3.85%, 01/01/99                                         17,100         17,100
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Esondid Disposal Project)
   3.05%, 01/07/99                                          5,235          5,235
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Madera Disposable Project)
  Series A
   3.85%, 01/06/99                                          1,800          1,800
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Santa Clara Project)
   3.85%, 01/07/99                                          4,495          4,495
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Santa Clara Project)
   3.85%, 01/06/99                                         11,700         11,700
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Solag Disposal Project)
  Series 1997A
   3.85%, 01/07/99                                          3,735          3,735
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Sun Valley Paper Project)
   3.85%, 01/06/99                                          1,500          1,500
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Talco Plastics Project)
  Series 1997A
   3.85%, 01/07/99                                          4,300          4,300
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Tri Community Recycle Project)
   3.85%, 01/06/99                                          2,455          2,455

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
 (West Valley Project) Series 1997A
   3.85%, 01/07/99                                       $  9,400       $  9,400
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Western Waste Industrial)
  Series 1994A
   4.20%, 01/07/99                                          6,000          6,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  Series A
   3.90%, 01/06/99                                         10,000         10,000
California State Economic Development
  Financing Authority (Mannesmann
  Dematic Corp.)
   4.10%, 01/07/99                                          3,200          3,200
California State Economic Development
  Financing Authority IDRB (Calco
  Project)
   3.75%, 01/07/99                                            995            995
California State Economic Development
  Financing Authority IDRB (Gaiser
  Tool Project)
   3.85%, 01/07/99                                          3,155          3,155
California State Economic Development
  Financing Authority IDRB
  (Lion Raisin Project)
   3.70%, 01/07/99                                          1,000          1,000
California State Economic Development
  Financing Authority IDRB (Mercury
  Air Group)
   3.85%, 01/07/99                                          4,900          4,900
California State Economic Development
  Financing Authority IDRB (Serra
  Microchassis Project)
   5.15%, 01/01/99                                          3,700          3,700
California State Economic Development
  Financing Authority IDRB (Serra
  Microchassis Project) Series 1997A
   5.15%, 01/01/99                                          1,280          1,280
California State Economic
  Development Financing Authority RB
  (Boyd Furniture)
   3.85%, 01/07/99                                          8,000          8,000
California State Economic Development
  Financing Authority RB (Bucks
  Center for Aging Project)
   3.85%, 01/07/99                                         47,600         47,600

                                                            Par          Value
                                                          -------      ---------
California State Economic Development
  Financing Authority RB (Costa
  Macoroni Project)
   3.10%, 01/07/99                                       $  3,710       $  3,710
California State Economic Development
  Financing Authority RB (Killion
  Industry's Project)
   4.40%, 01/07/99                                          6,500          6,500
California Statewide Community
  Development Authority (Davis
  Retirement Care)
   5.00%, 01/07/99                                            500            500
California Statewide Community
  Development Authority (Nichols
  Pistachio) Series C
   3.75%, 01/07/99                                          1,000          1,000
California Statewide Community
  Development Authority COP
   4.20%, 01/06/99                                          2,485          2,485
California Statewide Community
  Development Authority COP
  (Northern California Retired
  Police Officers)
   5.05%, 01/01/99                                          2,000          2,000
California Statewide Community
  Development Authority IDRB
  (Biocol Investments LP)
  Series 1997B
   4.80%, 01/07/99                                          1,500          1,500
California Statewide Community
  Development Authority M/F
  Housing RB (Brookhollow Project)
  Series H
   4.20%, 01/06/99                                          5,000          5,000
California Statewide Community
  Development Authority M/F
  Housing RB (Casa la Palma Project)
  Series G
   4.20%, 01/06/99                                          7,000          7,000
California Statewide Community
  Development Authority M/F
  Housing RB (Kimberly Woods Project)
  Series 1995B
   3.95%, 01/07/99                                         11,400         11,400
California Statewide Community
  Development Authority M/F
  Housing RB (Plaza Club Apartments)
  Series 1997A
   4.00%, 01/07/99                                          9,000          9,000

                                                            Par          Value
                                                          -------      ---------
California Statewide Community
  Development Authority M/F
  Housing RB (Octillo Place
  Apartments Project)
   4.20%, 01/06/99                                       $  6,150       $  6,150
California Statewide Community
  Development Authority Revenue
  Refunding COP (St. Joseph Health
  System)
   3.80%, 01/01/99                                          9,500          9,500
California Statewide Community
  Development Corp. IDRB (13th
  Associates Project)
   4.85%, 01/07/99                                          5,185          5,185
California Statewide Community
  Development Corp. IDRB (Aerostar
  Properties Project)
   3.90%, 01/07/99                                          4,395          4,395
California Statewide Community
  Development Corp. IDRB
  (Agricultural Products, Inc. Project)
   4.80%, 01/07/99                                          1,380          1,380
California Statewide Community
  Development Corp. IDRB (Cowden
  Metal Stamping Project)
   4.80%, 01/07/99                                          2,055          2,055
California Statewide Community
  Development Corp. IDRB (Drip
  Irrigation Co. Project)
   3.95%, 01/06/99                                          3,600          3,600
California Statewide Community
  Development Corp. IDRB (Flambeau
  Airmold Project)
   3.95%, 01/07/99                                          2,700          2,700
California Statewide Community
  Development Corp. IDRB (Industrial
  Dynamics, Co. Project)
   4.80%, 01/07/99                                          4,380          4,380
California Statewide Community
  Development Corp. IDRB (Pacific
  Handy Cutter Products Project)
   4.85%, 01/07/99                                            745            745
California Statewide Community
  Development Corp. IDRB (The
  Diamond Foods Project) Series 1991
   4.80%, 01/07/99                                          1,290          1,290
California Statewide Community
  Development Corp. IDRB
  Series 1998C
   3.95%, 01/06/99                                          2,250          2,250

                                                            Par          Value
                                                          -------      ---------
California Statewide Community
  Development M/F Housing RB
  (Rio Vista Apartment Project)
  Series F
   4.20%, 01/06/99                                       $  4,000       $  4,000
California Statewide Community
  Industrial Development Revenue
  Refunding Bonds (Golden Valley
  Project) Series A
   3.95%, 01/06/99                                          2,100          2,100
California Statewide M/F Housing
  Authority (Sunrise of Moraga)
  Series 1997G
   4.00%, 01/07/99                                          3,600          3,600
California Statewide M/F Housing
  Authority RB (Woodsong Apartments)
  Series 1997B
   3.90%, 01/07/99                                          3,427          3,427
Carlsbad, California M/F Housing
  Revenue Refunding Bonds COP
  (La Costa Apartment Project)
  Series 1993A
   3.45%, 01/07/99                                         11,720         11,720
Chula Vista, California IDRB
  (San Diego Gas & Electric Co.
  Project) Series 1993A
   3.90%, 01/06/99                                         11,800         11,800
Chula Vista, California IDRB
  (San Diego Gas & Electric Co.
  Project) Series A
   5.15%, 01/01/99                                          3,600          3,600
Concord, California M/F Housing
  Authority RB (California Hill
  Apartments) Series 1989A
   3.60%, 01/07/99                                          6,750          6,750
Concord, California M/F Housing
  Mortgage RB (Bel Air Apartments
  Project) Series 1986A
   3.70%, 01/07/99                                          3,000          3,000
Contra Costa County, California M/F
  Housing Mortgage RB (El Cerrito
  Project) Series A
   3.70%, 01/07/99                                            980            980
Duarte, California Redevelopment
  Agency COP (Johnson Duarte
  Partners Project) Series 1984B
   3.70%, 01/07/99                                          1,600          1,600

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
Duarte, California Redevelopment
  Agency COP (Piken Duarte Partners
  Project) Series 1984A
   3.70%, 01/07/99                                       $  4,250       $  4,250
Dublin, California Housing Authority
  M/F Housing RB (Park Sierra Project)
  Series A
   3.80%, 01/06/99                                         12,700         12,700
El Cajon, California M/F Housing RB
  (Pinewood Apartments Project)
   3.80%, 01/07/99                                          1,450          1,450
El Cajon, California Redevelopment
  Bonds M/F Housing RB (Mollison &
  Madison Project)
   3.80%, 01/07/99                                          5,400          5,400
Encinitas, California M/F Housing
  Revenue Refunding Bonds (Torrey
  Pines Project) Series A
   2.55%, 01/07/99                                          8,100          8,100
Foothill, California Eastern
  Transportation Corridor Agency Toll
  Road RB Series 1995B
   3.75%, 01/07/99                                         16,700         16,700
Foothill, California Eastern
  Transportation Corridor Agency Toll
  Road RB Series 1995C
   3.60%, 01/07/99                                          1,500          1,500
Foothill, California Eastern
  Transportation Corridor Agency Toll
  Road RB Series 1995D
   3.90%, 01/07/99                                         17,700         17,700
Fremont, California M/F Housing
  Revenue Refunding COP (Amber
  Court Apartments Project) Series
  1990A
   3.85%, 01/07/99                                         10,000         10,000
Fresno, California IDA (Keiser Corp.)
   3.85%, 01/07/99                                          2,295          2,295
Fresno, California M/F Housing
  Revenue Refunding Bonds (Heron
  Pointe Apartments) Series 1996A
   2.85%, 01/07/99                                         10,225         10,225
Hayward, California M/F Housing RB
  (Timbers Apartments Project)
  Series A
   3.70%, 01/06/99                                          3,700          3,700

                                                            Par          Value
                                                          -------      ---------
Indio, California M/F Redevelopment
  Bonds Refunding Housing Mortgages
  (Carreon Apartments Project)
  Series 1996A
   3.70%, 01/07/99                                       $  3,950       $  3,950
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment
  District Number 89-10)
   5.10%, 01/01/99                                            100            100
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment
  District Number 85-7-I)
   3.70%, 01/07/99                                          2,000          2,000
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment
  District Number 97-16)
   5.10%, 01/01/99                                          2,500          2,500
Irvine Ranch, California Public
  Facilities & Infrastructure Authority
  Lease Revenue Capital Improvement
  Bonds Series 1987
   3.70%, 01/07/99                                          1,500          1,500
Irvine Ranch, California Water
  District Improvement Bond Limited
  Obligation No. 97-17
   5.10%, 01/01/99                                          1,700          1,700
Kern County, California COP (Kern
  Public Facilities Project) Series A
   3.60%, 01/07/99                                          4,800          4,800
Livermore, California M/F Housing
  Revenue Refunding Bonds (Arbors
  Apartment Project) Series 1991A
   3.80%, 01/07/99                                          9,005          9,005
Long Beach, California Housing
  Authority M/F Housing RB (Channel
  Point Apartments Project)
   3.80%, 01/07/99                                          6,250          6,250
Los Angeles County,
  California COP ACES (Los Angeles
  County Museum of Art Project)
  Series 1985A
   3.80%, 01/07/99                                          3,000          3,000
Los Angeles County,
  California COP ACES (Los Angeles
  County Museum of Art Project)
  Series 1985B
   3.80%, 01/07/99                                          3,300          3,300

                                                            Par          Value
                                                          -------      ---------
Los Angeles County, California
  Housing Authority M/F Mortgage RB
   3.75%, 01/04/99                                       $  2,700       $  2,700
Los Angeles County, California Housing
  Authority M/F RB (Malibu Canyon
  Apartments Project) Series B
   3.75%, 01/07/99                                         43,400         43,400
Los Angeles County, California Housing
  Authority M/F RB (Park Sierra
  Project)
   3.60%, 01/07/99                                         30,500         30,500
Los Angeles County, California M/F
  Mortgage Revenue Refunding Bonds
  (Casden Community Complex
  Project) Series 1991C
   3.30%, 01/07/99                                          3,200          3,200
Los Angeles County, California
  Metropolitan Transportation
  Authority Revenue Refunding Bonds
  Series 1993A
   3.75%, 01/07/99                                         49,800         49,800
Los Angeles County, California
  Pension Revenue Refunding Bond
  Series 1996A (d)
   3.70%, 01/07/99                                         35,100         35,100
Los Angeles County, California
  Pension Revenue Refunding Bond
  Series 1996A
   3.70%, 01/07/99                                          5,000          5,000
Los Angeles County, California
  Transportation Commission Sales
  Tax Revenue Series 1992A
   3.70%, 01/07/99                                          2,600          2,600
Los Angeles, California Community
  Redevelopment Agency (Grand
  Promenade Project)
   3.40%, 01/07/99                                         16,600         16,600
Los Angeles, California Community
  Redevelopment Agency COP
  (Baldwin Hills Public Parking Project)
  Series B
   3.66%, 01/07/99                                         20,600         20,600
Los Angeles, California Community
  Redevelopment Agency COP
  (Broadway Springs Center Project)
  Series 1987
   3.85%, 01/07/99                                          9,700          9,700

                                                            Par          Value
                                                          -------      ---------
Los Angeles, California M/F
  Housing RB (Beverly Park
  Apartments)
   3.80%, 01/07/99                                       $ 23,100       $ 23,100
Los Angeles, California M/F
  Housing RB (Lucas Studios Project)
  Series 1991D
   4.05%, 01/07/99                                          3,000          3,000
Madera, California Public Financing
  Municipal Golf Course Revenue
  Refinancing Authority
   3.40%, 01/07/99                                          1,950          1,950
Metropolitan Water District of
  Southern California Revenue
  Refunding Bonds Series 1996A
   3.75%, 01/07/99                                         84,030         84,030
Metropolitan Water District of
  Southern California Revenue
  Refunding Bonds Series 1997C
   3.65%, 01/07/99                                          5,000          5,000
Moorpark, California M/F Housing
  Revenue Refunding Bonds (Le Club
  Apartments Project) Series A
   3.65%, 01/07/99                                          6,000          6,000
Mount San Jacinto, California Winter
  Park Authority (Palm Springs Aerial
  Project)
   3.85%, 01/07/99                                          8,700          8,700
Oakland, California Financing
  Authority Lease RB Series A-2
   3.65%, 01/07/99                                         23,200         23,200
Orange County, California Apartment
  Development RB (Monarch Bay
  Apartments Project) Series 1985T
   3.40%, 01/07/99                                          4,350          4,350
Orange County, California Apartment
  Development RB Series 1985U
   3.65%, 01/07/99                                          9,100          9,100
Orange County, California Apartment
  Development RB Series 1985V
   4.05%, 01/07/99                                         18,000         18,000
Orange County, California Apartment
  Development RB Series F
   3.80%, 01/07/99                                         11,000         11,000
Orange County, California Apartment
  Development RB Series G-3
   3.80%, 01/07/99                                         28,000         28,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
Orange County, California Apartment
  Development Revenue Refunding
  Bonds (Jess L. Frost Project)
  Series 1985B
   3.60%, 01/07/99                                       $  8,200       $  8,200
Orange County, California Apartment
  Development Revenue Refunding
  Bonds (The Lakes Project #185)
  Series 1991A
   3.80%, 01/07/99                                         32,050         32,050
Orange County, California COP
  (Florence Crittenton Services)
  Series 1990
   3.80%, 01/07/99                                          6,300          6,300
Orange County, California Housing
  M/F RB (Lantern Pines Project)
   3.30%, 01/06/99                                          3,500          3,500
Orange County, California Sanitation
  District Authority
   5.10%, 01/01/99                                          8,800          8,800
Orange County,  California
  Sanitation District COP
  (Districts 1, 2, 3, 5, 6, 7,
  11, 13 & 14)
   5.10%, 01/01/99                                         14,700         14,700
Orange County, California Sanitation
  District COP (Sanitation
  Districts 1, 2, 3,
  5, 6, 7 & 11) Series 1992C
   3.75%, 01/07/99                                         21,670         21,670
Panama Buena Vista, California
  Unified School District COP
  (1994 Capital Improvement
  Financing Project)
   4.40%, 01/07/99                                          4,000          4,000
Petaluma, California Community M/F
  Housing Authority (Oakmont At
  Petaluma Project)
   4.00%, 01/07/99                                          3,550          3,550
Pinole, California Redevelopment
  Agency M/F Housing RB (East Bluff
  Apartments Project)
   4.10%, 01/07/99                                          2,559          2,559
Pleasant Hill, California M/F
  Housing RB (Brookside Apartments
  Project)
   3.55%, 01/07/99                                          5,200          5,200

                                                            Par          Value
                                                          -------      ---------
Pleasant Hill, California
  Redevelopment Agency M/F Housing
  (Chateau III Project) Series A
   4.00%, 01/07/99                                       $  2,360       $  2,360
Redwood City, California COP (City
  Hall Project)
   3.85%, 01/07/99                                          2,400          2,400
Riverside County, California
  Community Facilities District #88-4
  (Winchester Ranch)
   3.65%, 01/07/99                                         18,100         18,100
Riverside County, California COP
  (Riverside County Public Facility
  Project) Series 1985A
   3.50%, 01/01/99                                          7,753          7,753
Riverside County, California Housing
  Authority M/F Housing RB
  (Briarwood Apartment Project)
  Series 1985C
   3.65%, 01/07/99                                          4,500          4,500
Riverside County, California Housing
  Authority M/F Housing RB
  (Victoria Springs Apartments
  Project)
   3.90%, 01/06/99                                          9,300          9,300
Riverside County, California IDA RB
  (Calmold Inc. Project)
   3.95%, 01/07/99                                          3,780          3,780
Riverside County, California IDA RB
  (Cryogenic Project) Series B
   3.75%, 01/07/99                                          4,100          4,100
Riverside County, California M/F
  Housing RB (Ambergate Apartments)
  Series 1992A
   3.65%, 01/07/99                                          3,000          3,000
Riverside County, California M/F
  Housing RB (Tyler Village Project)
   3.90%, 01/06/99                                          7,860          7,860
Sacramento County, California COP
  (Administration Center & Court
  House Project)
   3.70%, 01/07/99                                          1,100          1,100
Sacramento County, California
  Housing Authority (Oakland
  Valley Apartments Project)
  Series E
   3.80%, 01/07/99                                          4,000          4,000

                                                            Par          Value
                                                          -------      ---------
Sacramento County, California
  Housing Authority (Sun Valley
  Apartments Project) Series F
   3.80%, 01/07/99                                       $  3,750       $  3,750
Sacramento County, California
  Housing Authority M/F Housing RB
  (Chesapeake Commons Project)
  Series 1997A
   3.80%, 01/07/99                                         20,000         20,000
Sacramento County, California
  Special Facilities (Revcessna Aircraft
  Corp. Project)
   3.90%, 01/07/99                                          3,700          3,700
Salinas, California Apartment
  Development M/F Housing RB
  (Mariner Villa Project) Series 1985B
   3.40%, 01/07/99                                          2,725          2,725
San Bernardino County, California COP
  (Medical Center Financing Project)
   3.80%, 01/06/99                                         64,810         64,810
San Bernardino County, California
  Housing Authority M/F Housing RB
  (Montclair Heritage Project)
  Series 1993A
   3.65%, 01/07/99                                          4,620          4,620
San Bernardino County, California
  Housing Authority M/F Housing RB
  (Rialto Heritage Project)
  Series 1993A
   3.65%, 01/07/99                                          4,330          4,330
San Bernardino County, California M/F
  Housing (Nova Park Project) Series A
   4.20%, 01/07/99                                          5,520          5,520
San Bernardino County, California M/F
  Housing RB (Western Properties
  Project IV) Series 1985
   3.20%, 01/07/99                                          4,100          4,100
San Diego, California Housing
  Authority M/F Housing RB (La Cima
  Project) Series 1985K
   3.65%, 01/07/99                                          4,005          4,005
San Francisco, California City & County
  Redevelopment Agency M/F Housing RB
  (Fillmore Center Project) Series A1
   3.60%, 01/07/99                                         29,000         29,000

                                                            Par          Value
                                                          -------      ---------
San Francisco, California City & County
  Redevelopment Agency M/F
  Housing RB (Fillmore Center Project)
  Series A2
   3.70%, 01/07/99                                       $  3,750       $  3,750
San Francisco, California City & County
  Redevelopment Agency M/F Housing RB
  (Rincon Center Apartments)
  Series 1985B
   3.50%, 01/07/99                                          8,555          8,555
San Francisco, California Housing
  Authority M/F Housing RB (Magnolia
  Plaza Project) Series A
   3.70%, 01/07/99                                          4,500          4,500
San Jose, California M/F Housing RB
  (Almeden Lake Apartments Project)
  Series 1997A
   4.00%, 01/07/99                                          6,500          6,500
San Jose, California M/F Housing RB
  (Carlton Plaza Project) Series A
   3.95%, 01/07/99                                          5,000          5,000
San Jose, California M/F Housing RB
  (Seinna at Renaissance Project)
  Series 1996A
   4.00%, 01/07/99                                         12,500         12,500
San Jose, California Redevelopment
  Agency RB (Merged Area
  Redevelopment Project)
   3.20%, 01/07/99                                          5,000          5,000
San Jose, California Redevelopment
  Agency RB (Merged Area
  Redevelopment Project) Series 1996A
   3.70%, 01/07/99                                         10,600         10,600
San Jose, California Redevelopment M/F
  Housing (101 San Fernando
  Apartments Project) Series A
   3.30%, 01/06/99                                         28,000         28,000
San Leandro, California M/F
  Housing RB (Carlton Plaza Project)
  Series A
   4.00%, 01/07/99                                          1,900          1,900
San Lorenzo, California Unified School
  District COP (Capital Improvement
  Financing Project)
   3.90%, 01/07/99                                         17,000         17,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
Santa Ana, California Unified School
  District COP (Land Acquisition
  Project)
   3.80%, 01/07/99                                       $  5,100      $   5,100
Santa Clara County, California Hospital
  Facility Authority RB (El Camino
  Hospital District - Valley Medical
  Center Project) Series 1985B
   3.65%, 01/07/99                                          7,700          7,700
Santa Clara County, California M/F
  Housing Revenue Refunding Bonds
  (Brairwood Apartments Project)
  Series 1996B
   3.80%, 01/07/99                                          7,800          7,800
Santa Clara County, California M/F
  Housing Revenue Refunding Bonds
  (Grove Garden Apartments)
  Series 1997A
   3.80%, 01/07/99                                         14,000         14,000
Santa Clara County, California Transit
  Authority Series 1985A
   3.85%, 01/01/99                                          9,400          9,400
Santa Fe Springs, California IDA RB
   3.00%, 01/30/99                                          4,000          4,000
Santa Paula, California Public
  Financing Authority Lease Water
  (Aquis Project)
   3.95%, 01/06/99                                          5,000          5,000
Santa Rosa, California M/F Housing RB
  (Quail Run Apartments) Series 1997A
   4.00%, 01/07/99                                          5,150          5,150
Southern California Public Power
  Authority RB (Southern Transmission
  Project) Series 1991
   2.60%, 01/07/99                                         18,400         18,400
Southern California Public Power
  Authority Revenue Refunding Bonds
  (Palos Verdes Project) Series 1996B
   2.60%, 01/01/99                                         19,100         19,100
Southern California Public Power
  Authority Revenue Refunding Bonds
  Series C
   3.65%, 01/07/99                                         11,520         11,520
Southern California Public Power
  Authority Transmission Project RB
  (Southern Transmission Project)
  Series 1996
   3.80%, 01/07/99                                         15,300         15,300

                                                            Par          Value
                                                          -------      ---------
Tulare Porterville, California School
  Financing Authority
   4.40%, 01/07/99                                       $  7,275      $   7,275
Turlock, California Irrigation
  District COP (Municipal Utilities -
  Water & Sewer Transmission Project)
  Series 1996A
   3.70%, 01/07/99                                          2,100          2,100
Union City, California M/F Housing RB
  (Greenhaven Apartments Project)
  Series1997A
   3.80%, 01/07/99                                         10,975         10,975
Vallecitos, California Water District
  (Twin Oaks Reservoir Project)
   3.60%, 01/07/99                                         11,265         11,265
Victor Valley, California Community
  College District COP
   3.75%, 01/07/99                                         53,450         53,450
West Sacramento, California Special
  Class Tax Community Facilities
  District #6
   3.65%, 01/07/99                                          4,250          4,250
West Sacramento, California Special
  Tax RB
   3.65%, 01/07/99                                          3,500          3,500
Westminster, California Agency Tax
  Allocation (Community Redevelopment
  Project)
   3.85%, 01/07/99                                          7,950          7,950
Westminster, California COP (Civic
  Center Project) Series A
   3.85%, 01/07/99                                          4,600          4,600
Windsor, California M/F (Oakmont At
  Windsor Project)
   4.30%, 01/07/99                                            700            700
                                                                      ----------
                                                                       2,268,224
                                                                      ----------
PUERTO RICO -- 0.5%
Puerto Rico Commonwealth Highway
  & Transportation Authority Highway
  Series 1998A
   3.50%, 01/06/99                                         20,100         20,100
                                                                      ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,288,324)                                                    2,288,324
                                                                      ----------

                                                            Par          Value
                                                          -------      ---------
TAX-EXEMPT COMMERCIAL PAPER -- 18.9% (b)
CALIFORNIA -- 18.4%
California Pollution Control Financing
  Authority RB TECP (Southern
  California Edison) Series 1985A
   2.90%, 01/27/99                                       $ 12,000      $  12,000
   3.00%, 03/10/99                                          2,100          2,100
California Pollution Control
  Financing Authority Solid Waste
  Disposal RB TECP (Thermal Energy
  Development) Series 1988A (f)
   3.00%, 03/11/99                                         17,600         17,600
California Pollution Control Financing
  Authority TECP Series 1996D (f)
   2.80%, 02/25/99                                         20,000         20,000
East Bay, California Municipal Utilities
  District Wastewater Systems TECP (f)
   3.20%, 01/14/99                                         19,600         19,600
   3.05%, 02/16/99                                         16,700         16,700
Long Beach, California Harbor RB TECP
  Series 1994A (f)
   2.90%, 03/10/99                                         44,850         44,850
Los Angeles County, California
  Wastewater System TECP  (f)
   2.90%, 04/05/99                                         11,900         11,900
Los Angeles, California Wastewater
  System RB TECP  (f)
   2.90%, 03/26/99                                         34,500         34,500
Los Angeles County, California Capital
  Asset Leasing Corp. Lease RB TECP (f)
   2.95%, 03/05/99                                         15,250         15,250
Metropolitan Water District of
  Southern California TECP
   3.25%, 02/10/99                                         10,000         10,000
   2.80%, 03/10/99                                         16,100         16,100
Orange County, California Local
  Transportation Authority Sales Tax
  Revenue TECP (f)
   3.05%, 02/16/99                                         56,000         56,000
   3.00%, 03/12/99                                          4,600          4,600
Riverside County, California Teeter
  Obligation TECP Series B (f)
   2.90%, 01/27/99                                         28,537         28,537
   3.10%, 01/27/99                                          1,126          1,126
Sacramento, California Municipal
  Utilities District TECP (f)
   2.90%, 04/05/99                                         17,000         17,000

                                                            Par          Value
                                                          -------      ---------
Sacramento, California Municipal
  Utility District TECP Series 1 (f)
   2.90%, 02/16/99                                       $ 16,300       $ 16,300
   2.75%, 04/05/99                                         15,237         15,237
San Diego County, California
  Transportation Teeter Obligation TECP
  Series B (f)
   2.80%, 02/11/99                                          1,000          1,000
   2.85%, 03/10/99                                         14,000         14,000
San Francisco, California International
  Airport TECP Series A (f)
   2.80%, 02/05/99                                         38,380         38,380
   2.80%, 04/05/99                                         10,515         10,515
State of California GO TECP (f)
   3.00%, 01/21/99                                         17,000         17,000
   2.85%, 02/05/99                                         10,000         10,000
   2.85%, 02/11/99                                         27,400         27,400
   2.95%, 02/11/99                                         10,000         10,000
   2.95%, 02/19/99                                          2,900          2,900
   2.85%, 02/22/99                                          9,500          9,500
   2.80%, 02/23/99                                         32,200         32,200
   2.75%, 02/24/99                                         38,000         38,000
   2.85%, 02/25/99                                         16,000         16,000
   2.85%, 02/26/99                                         10,000         10,000
   2.95%, 03/05/99                                         10,000         10,000
   2.85%, 03/11/99                                          9,600          9,600
University of California Board of
  Regents TECP Series 1996A (f)
   3.20%, 01/14/99                                         35,555         35,555
   3.05%, 03/12/99                                         47,000         47,000
   2.85%, 04/08/99                                         16,421         16,421
   2.90%, 05/18/99                                          3,000          3,000
Ventura County, California
  Transportation TECP Series 1997A (f)
   2.85%, 02/08/99                                         12,000         12,000
                                                                        --------
                                                                         729,871
                                                                        --------
PUERTO RICO -- 0.5%
Puerto Rico Government Development
  Bank TECP
   2.95%, 02/17/99                                          7,700          7,700
   2.90%, 03/05/99                                         14,100         14,100
                                                                        --------
                                                                          21,800
                                                                        --------
TOTAL TAX-EXEMPT
  COMMERCIAL PAPER
  (Cost $751,671)                                                        751,671
                                                                        --------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
TAX AND REVENUE ANTICIPATION NOTES -- 10.8% (b)
CALIFORNIA -- 9.2%
Alameda County, California
  Transportation Authority TRAN
   3.60%, 07/07/99                                       $ 15,000      $  15,067
Berkeley, California Transportation
  Authority TRAN (f)
   3.03%, 10/01/99                                         12,750         12,793
California School Cash Reserve
  Program Authority Pooled TRAN (f)
   2.80%, 07/02/99                                          1,500          1,512
   3.60%, 07/02/99                                         20,000         20,086
   3.74%, 07/02/99                                         75,000         75,274
Contra Costa County, California Board
  of Education RB TRAN
   3.60%, 06/30/99                                         28,358         28,682
Los Angeles County, California TRAN
   2.85%, 06/30/99                                          1,100          1,109
   2.90%, 06/30/99                                          1,100          1,108
   3.55%, 06/30/99                                         30,500         30,637
   3.67%, 06/30/99                                         30,000         30,118
Los Angeles, California City
  Transportation TRAN Series 1996-97
   3.55%, 06/30/99                                         11,000         11,023
Los Angeles, California Community
  College District TRAN
   3.62%, 07/29/99                                          5,500          5,519
Orange County, California Fire
  Authority Transportation TRAN
   3.65%, 07/13/99                                          7,215          7,235
Riverside County, California TRAN
   2.83%, 09/30/99                                          4,500          4,553
   2.90%, 09/30/99                                         22,500         22,754
   3.15%, 09/30/99                                          2,000          2,019
San Bernardino County,
  California TRAN Series 1998
   3.10%, 09/30/99                                         44,300         44,778
San Francisco, California City &
  County School District TRAN
   3.40%, 09/22/99                                         11,000         11,085
San Joaquin County, California
  Transportation TRAN
   3.40%, 01/15/99                                          7,500          7,503
Sonoma County, California
  Transportation TRAN
   4.50%, 02/01/99                                         30,000         30,035

                                                            Par          Value
                                                          -------      ---------
Yolo County, California
  Transportation TRAN
   3.07%, 10/01/99                                       $  1,835       $  1,848
                                                                        --------
                                                                         364,738
                                                                        --------
PUERTO RICO -- 1.6%
Commonwealth of Puerto Rico
  TRAN Series 1998A
   2.85%, 07/30/99                                         65,000         65,240
                                                                        --------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $429,978)                                                        429,978
                                                                        --------
VARIABLE RATE TENDER OPTION BONDS -- 6.9% (a)(c)(f)
CALIFORNIA -- 4.6%
California HFA Home Mortgage RB TOB
   3.88%, 01/07/99                                          7,570          7,570
California Housing Financing Agency
  Home Mortgage TOBP (BTP-249)
   4.10%, 01/07/99                                          4,740          4,740
California State Department Water
  Service TOB
   3.88%, 01/07/99                                          6,430          6,430
California State GO TOB
   3.93%, 01/07/99                                         40,105         40,105
California State GO TOBP (PT-153)
   3.92%, 01/07/99                                         12,840         12,840
California State GO TOBP (PT-1072)
   3.93%, 01/07/99                                          8,965          8,965
Los Angeles County, California
  Metropolitan Transit Authority TOB
   4.10%, 01/07/99                                         23,830         23,830
Los Angeles, California TOB
  (Department Water & Power
  Electric Power Plant) Series 1
   4.10%, 01/06/99                                         19,995         19,995
Metropolitan Water District of
  Southern California Revenue
  Refunding TOB Series 1996A
   4.15%, 01/07/99                                          7,945          7,945
Palo Alto, California Unified School
  District Merlot Series R
   4.10%, 01/06/99                                          6,000          6,000
Southern California Public Power
  Authority TOBP (BTP-90) (San Juan
  Power Project) Series A
   4.10%, 01/07/99                                          8,290          8,290

                                                            Par          Value
                                                          -------      ---------
University of California Board of
  Regents TOBP (PT-1057)
   3.88%, 01/07/99                                       $ 34,505       $ 34,505
                                                                        --------
                                                                         181,215
                                                                        --------
PUERTO RICO -- 2.3%
Puerto Rico Commonwealth
  Infrastructure Financing
  Authority TOB
   3.80%, 01/07/99                                         23,400         23,400
Puerto Rico Commonwealth
  Infrastructure Financing
  Authority TOBP (PT-1086)
   3.80%, 01/07/99                                         25,650         25,650
Puerto Rico Commonwealth Public
  Improvement TOB
   3.80%, 01/07/99                                         20,300         20,300
Puerto Rico Commonwealth TOB
   3.80%, 01/07/99                                            145            145
Puerto Rico Commonwealth TOBP
  (PT 181)
   3.80%, 01/07/99                                          7,325          7,325
Puerto Rico Highway &
  Transportation TOB
   3.80%, 01/07/99                                         15,840         15,840
                                                                        --------
                                                                          92,660
                                                                        --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $273,875)                                                        273,875
                                                                        --------
REVENUE ANTICIPATION NOTES -- 2.6% (b)
California State RAN
   2.66%, 06/03/99                                         27,200         27,350
   2.80%, 06/30/99                                         16,000         16,092
   2.83%, 06/30/99                                          4,275          4,299
   2.90%, 06/30/99                                         15,000         15,079
   3.00%, 06/30/99                                         13,000         13,063
   3.15%, 06/30/99                                         26,130         26,237
                                                                        --------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $102,120)                                                        102,120
                                                                        --------
REVENUE BONDS -- 1.4% (b)
California HFA Home Mortgage RB
  Series K (f)
   3.65%, 08/01/99                                         21,000         21,000

                                                            Par          Value
                                                          -------      ---------
California State Department Water
  Resource RB (Central Valley Project)
  Series T
   2.88%, 12/01/99                                       $  8,000       $  8,152
Eden Township, California Hospital
  District Pre-Refunded RB (d)(f)
   3.97%, 11/01/99                                          5,000          5,482
Los Angeles, California Airport RB
  Series A
   3.69%, 05/15/99                                         10,000         10,011
Northern California Power Agency
  Refunding RB (Hydroelectric
  Project #1)
   3.64%, 07/01/99                                          4,690          4,709
Orange County, California Airport RB (f)
   3.43%, 07/01/99                                          3,165          3,188
San Francisco, California City &
  County Sewer RB (f)
   3.60%, 10/01/99                                          1,000          1,046
Santa Cruz County, California Public
  Financing Authority RB Series B (f)
   2.98%, 09/01/99                                          2,135          2,252
                                                                        --------
TOTAL REVENUE BONDS
  (Cost $55,840)                                                          55,840
                                                                        --------
MANDATORY PUT BONDS -- 1.1% (b)
California HFA RB Series C (f)
   3.55%, 02/01/99                                          5,430          5,430
California HFA RB Series E
   3.55%, 03/12/99                                         17,830         17,826
California HFA S/F TRAN (f)
   3.60%, 04/01/99                                         13,500         13,500
California Pollution Control Financing
  Authority RB (Chevron Inc. Project)
   3.65%, 05/15/99                                          7,515          7,515
                                                                        --------
TOTAL MANDATORY PUT BONDS
  (Cost $44,271)                                                          44,271
                                                                        --------
FIXED RATE TENDER OPTION BONDS -- 1.1% (b)(e)(f)
California Housing Financing Agency
  Home Mortgage TOB (PT-215)
   3.69%, 04/08/99                                          3,680          3,680

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
California State Department Water
  Resources RB TOBP (BTP-141)
  (Central Valley Project) Series J3
   3.18%, 06/10/99                                       $  5,155       $  5,155
Los Angeles County, California
  Transportation Commission Sales
  Tax RB TOBP (BTP-146)
   3.60%, 06/10/99                                         23,078         23,078
Metropolitan Water District Southern
  California GO Revenue Refunding
  Bonds TOBP (BTP-115)
  Series 1993A-1 & 1993A-2
   3.02%, 06/10/99                                         10,145         10,145
                                                                        --------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $42,058)                                                          42,058
                                                                        --------
GENERAL OBLIGATIONS -- 1.0% (b)
California State GO
   2.90%, 10/01/99                                          2,000          2,053
   2.88%, 12/01/99                                         22,230         22,453
California State GO Series B
   4.03%, 06/01/99                                         15,550         15,571
                                                                        --------
TOTAL GENERAL OBLIGATIONS
  (Cost $40,077)                                                          40,077
                                                                        --------
CERTIFICATES OF PARTICIPATION -- 0.5% (b)
Alameda County, California COP
  (Capital Project) (f)
   2.90%, 12/01/99                                          2,155          2,176
Los Angeles County, California COP
  (Correctional Facilities Project) (f)
   3.03%, 09/01/99                                          4,000          4,077
Los Angeles, California Convention &
  Exhibition Center Authority COP
  Series A
   2.95%, 08/15/99                                          9,075          9,458
Los Angeles, California Unified School
  District COP Series A (f)
   2.96%, 11/01/99                                          2,285          2,304
                                                                        --------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $18,015)                                                          18,015
                                                                        --------

                                                            Shares       Value
                                                            -------    ---------
TEMPORARY INVESTMENTS -- 0.0% (a)
Provident Institutional Funds -
  California Money Fund Portfolio
   2.50%, 01/07/99                                            255    $      255
                                                                     ----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $255)                                                               255
                                                                     ----------
TOTAL INVESTMENTS -- 101.9%
  (Cost $4,046,484)                                                   4,046,484
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- (1.9%)
   Other assets                                                          29,670
   Liabilities                                                         (106,375)
                                                                     ----------
                                                                        (76,705)
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $3,969,779
                                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
VARIABLE RATE OBLIGATIONS -- 55.0% (a)(f)
NEW YORK -- 55.0%
Albany, New York IDRB (Newkirk
  Products Project) Series 1995A
   4.00%, 01/07/99                                       $  1,000       $  1,000
Babylon, New York IDA Resource
  Recovery (Ogden Martin Project)
  Series 1998
   3.80%, 01/07/99                                          4,000          4,000
Dutchess County, New York IDA (Trinity
  Pawling School Corp. Project)
   3.90%, 01/07/99                                          5,800          5,800
Erie County, New York IDA (Episcopal Life
  Care Facilities Project)
   3.90%, 01/07/99                                          5,000          5,000
Erie County, New York Water Authority
  Series B
   3.80%, 01/07/99                                          3,500          3,500
Long Island, New York Power Authority
   3.80%, 01/07/99                                          4,000          4,000
Long Island, New York Power Authority
  Electrical System Subordinated RB
   5.10%, 01/01/99                                          7,700          7,700
Monroe County, New York IDRB (ENBI
  Corp. Lease Rent Project) Series 1988
   4.00%, 01/07/99                                          2,000          2,000
New York City, New York GO Bond
  Series B Subseries B-7
   5.10%, 01/01/99                                          2,000          2,000
New York City, New York Health & Hospitals
  Health System RB Series 1997A
   3.90%, 01/01/99                                          9,600          9,600
New York City, New York Health & Hospitals
  Health System RB Series 1997C
   3.95%, 01/07/99                                          8,000          8,000
New York City, New York Housing Development
  Corp. M/F Housing Mortgage RB (Columbus
  Gardens Project) Series 1993A
   4.00%, 01/07/99                                          3,165          3,165
New York City, New York Housing Development
  Corp. M/F Housing RB (Related Broadway
  Development) Series A
   4.20%, 01/01/99                                         10,000         10,000
New York City, New York Housing Development
  Corp. M/F Housing RB (100 Jane Street
  Development Project) Series A
   4.25%, 01/07/99                                          6,525          6,525

                                                            Par          Value
                                                          -------      ---------
New York City, New York Housing Development
  Corp. M/F Housing RB (One Columbus
  Project) Series A
   4.20%, 01/01/99                                       $ 20,000       $ 20,000
New York City, New York IDA IDRB (Allway
  Tools Inc. Project)
   4.05%, 01/07/99                                          1,910          1,910
New York City, New York IDA Special
  Facility RB (Korean Airlines Co. Project)
  Series 1997C
   4.50%, 01/07/99                                          7,200          7,200
New York City, New York IDR Special
  Facility RB (Korean Airlines Co. Project)
  Series 1997A (d)
   3.95%, 01/07/99                                         23,400         23,400
New York City, New York M/F Rental Housing
  RB (Tribeca Tower Project) Series 1997A (d)
   3.70%, 01/07/99                                         29,100         29,100
New York City, New York Municipal
  Assistance Corp.
   3.80%, 01/01/99                                         14,500         14,500
New York City, New York Municipal Finance
  Authority Water & Sewer System
  RB Series C
   5.10%, 01/01/99                                          3,100          3,100
New York City, New York Municipal Finance
  Authority Water & Sewer System RB
  Series 1992C
   5.10%, 01/01/99                                          2,900          2,900
New York City, New York Municipal Finance
  Authority Water & Sewer System RB
  Series 1994G
   5.10%, 01/01/99                                          6,300          6,300
New York State Dormitory Authority RB
  (New York Founding Charitable Project)
   3.80%, 01/07/99                                            900            900
New York State Dormitory Authority RB
  (New York Public Library Project)
  Series 1992B
   3.80%, 01/07/99                                          1,500          1,500
New York State Economic Development
  Authority
   3.85%, 01/07/99                                          4,200          4,200
New York State Energy Research &
  Development Authority Electric Facilities
  RB (Long Island Lighting Co. Project)
  Series 1993B
   4.10%, 01/07/99                                          6,000          6,000

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
New York State Energy Research &
  Development Authority Electric Facilities
  RB (Long Island Lighting Co. Project)
  Series 1994A
   4.10%, 01/07/99                                       $  5,000       $  5,000
New York State Energy Research & Development
  Authority Pollution Control RB (Central
  Hudson Gas & Electric) Series 1985A
   4.00%, 01/07/99                                         10,000         10,000
New York State Energy Research & Development
  Authority Pollution Control RB (Niagara
  Mohawk Power Project) Series A
   5.20%, 01/01/99                                          2,000          2,000
New York State Energy Research & Development
  Authority Pollution Control RB (Niagara
  Mohawk Power Project) Series 1988A
   5.25%, 01/01/99                                            400            400
New York State Energy Research & Development
  Authority Pollution Control Revenue
  Refunding Bonds (Orange & Rockland
  Utilities, Inc. Project) Series 1994A
   3.80%, 01/07/99                                          7,000          7,000
New York State HFA Housing RB (East 84th
  Street Project) Series 1995A
   3.85%, 01/07/99                                          1,000          1,000
New York State HFA Housing RB (Chelsea
  Arms Housing Project) Series A
   3.75%, 01/07/99                                         14,000         14,000
New York State HFA Housing RB (Mount Sinai
  School Of Medicine Project) Series 1984A
   3.70%, 01/07/99                                          8,400          8,400
New York State HFA Housing RB (Normandie
  Court II Project) Series 1987A
   4.10%, 01/07/99                                         14,100         14,100
New York State HFA Housing RB (Tribeca
  Landing Project) Series A
   4.00%, 01/07/99                                         14,000         14,000
New York State HFA Housing RB (Union
  Square South Housing Project)
   3.75%, 01/07/99                                         18,000         18,000
New York State HFA Housing RB (West 50th
  Street Project) Series 1997A
   3.75%, 01/07/99                                         20,300         20,300
New York State HFA Housing RB (345 East
  94th Street Housing Project)
   3.85%, 01/06/99                                          6,600          6,600

                                                            Par          Value
                                                          -------      ---------
New York State HFA M/F Housing RB
  (Tribeca Park Housing Project)
  Series 1997A
   3.90%, 01/07/99                                       $ 17,800       $ 17,800
New York State Local Government
  Assistance Corp. RB Series 1993A
   3.90%, 01/07/99                                          6,590          6,590
New York State Local Government
  Assistance Corp. RB Series 1995B
   3.85%, 01/07/99                                          8,400          8,400
New York State Local Government
  Assistance Corp. RB Series 1995F
   3.70%, 01/07/99                                         10,400         10,400
New York State Medical Care Facilities
  Financing Agency RB Pooled Equipment
  Loan Program Series 1
   3.90%, 01/07/99                                          2,200          2,200
Niagara County, New York IDRB
  (Allegheny Ludlum Steel Co. Project)
  Series 1984
   4.00%, 01/07/99                                         10,000         10,000
Niagara Falls, New York Bridge Commission
  RB Series 1993A
   3.80%, 01/07/99                                          1,400          1,400
Schenectady, New York IDRB (Fortitech
  Holding Corp. Project) Series A
   3.85%, 01/07/99                                          1,300          1,300
St. Lawrence County, New York IDRB
  Environmental Improvement (Reynolds
  Metals Project)
   3.85%, 01/07/99                                          4,000          4,000
Suffolk County, New York IDA (Episcopal
  Health Services Project) Series 1998A
   4.00%, 01/07/99                                          5,000          5,000
Town of Islip, New York IDRB (Magnum
  Realty Creative Bath Products Project)
   3.85%, 01/07/99                                          2,650          2,650
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1989
   4.00%, 01/07/99                                          1,500          1,500
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1991
   4.00%, 01/07/99                                            700            700

                                                            Par          Value
                                                          -------      ---------
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1994
   4.00%, 01/07/99                                       $  1,900       $  1,900
                                                                        --------
                                                                         387,940
                                                                        --------
PUERTO RICO -- 0.0%
Puerto Rico Commonwealth Highway &
  Transportation Authority Series 1998A
   3.50%, 01/07/99                                            400            400
                                                                        --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $388,340)                                                        388,340
                                                                        --------
VARIABLE RATE TENDER OPTION BONDS -- 16.2% (a)(c)(f)
NEW YORK -- 15.9%
Long Island, New York Power Authority
  Electric System RB TOB (Pa-269)
   4.15%, 01/07/99                                          4,000          4,000
New York City, New York GO TOBP
  (CoreStates Merlot Program Project)
  Series 1997C
   4.15%, 01/07/99                                         15,000         15,000
New York City, New York Municipal
  Acceptance Corp. TOB
   4.10%, 01/07/99                                         13,445         13,445
New York City, New York Municipal
  Financing Authority Water & Sewer
  System RB TOB
   4.10%, 01/07/99                                          4,995          4,995
New York City, New York TOBP (BTP-234)
   4.10%, 01/07/99                                         10,090         10,090
New York Local Government Assistance
  Corp. TOBP (PT-1055) Series 1997B
   4.10%, 01/07/99                                          8,000          8,000
New York Metropolitan Transportation
  Authority TOBP (Pa-426)
   4.10%, 01/07/99                                          5,695          5,695
New York Metropolitan Transportation
  Authority TOBP (PT-177)
   4.10%, 01/07/99                                          9,265          9,265
New York State Dormitory Authority TOB
   4.10%, 01/07/99                                          2,820          2,820
New York State Dormitory Authority TOBP
  (Pa-425)
   4.10%, 01/01/99                                          9,130          9,130

                                                            Par          Value
                                                          -------      ---------
New York State Environmental Pollution
  Control RB TOB (96-C3202) Series 1994D
   4.12%, 01/07/99                                       $ 16,300       $ 16,300
New York State Medical Care Facility
  TOB (PT-154)
   4.10%, 01/07/99                                          3,175          3,175
New York State Metropolitan Transportation
  Authority TOBP (PT-356)
   4.10%, 01/07/99                                          5,000          5,000
New York Triborough Bridge & Tunnel
  Authority TOBP (BTP-162)
   4.10%, 01/07/99                                          5,049          5,049
                                                                        --------
                                                                         111,964
                                                                        --------
PUERTO RICO -- 0.3%
Puerto Rico Commonwealth Public
  Improvement
   3.80%, 01/07/99                                            500            500
Puerto Rico Commonwealth TOB
   3.80%, 01/07/99                                          1,100          1,100
Puerto Rico Infrastructure Financing
  Authority TOB
   3.80%, 01/07/99                                            600            600
                                                                        --------
                                                                           2,200
                                                                        --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $114,164)                                                        114,164
                                                                        --------
TAX EXEMPT COMMERCIAL PAPER -- 12.4% (b)(f)
Long Island, New York Power Authority
  Electrical System RB TECP Series 3
   3.00%, 04/07/99                                         21,000         21,000
Long Island, New York Power Authority
  Electrical Systems TECP
   3.10%, 01/07/99                                          3,500          3,500
New York City, New York GO TECP
  Series 1994 H Subseries R H-3
   3.10%, 02/10/99                                         11,500         11,500
New York State Dormitory Authority RB
  TECP (Memorial Service Loan Kettering
  Project) Series 1989C
   3.15%, 03/12/99                                          3,500          3,500
New York State Environmental Quality
  86 GO TECP Series 1997A
   3.10%, 03/18/99                                          7,400          7,400
New York State Environmental TECP
   2.95%, 03/10/99                                         15,600         15,600

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
New York State Power Authority TECP
  Series 2
   3.10%, 02/22/99                                       $ 13,600       $ 13,600
   3.05%, 03/01/99                                         10,900         10,900
                                                                        --------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $87,000)                                                          87,000
                                                                        --------
BOND ANTICIPATION NOTES -- 6.0% (b)
Broome County, New York BAN
   3.60%, 04/14/99                                         15,988         16,006
Levittown, New York United States Free
  School District BAN
   3.30%, 08/02/99                                          1,775          1,779
Livingston County, New York BAN
   3.60%, 08/26/99                                          3,670          3,679
Oswego County, New York BAN
   3.82%, 05/06/99                                          5,000          5,003
Oyster Bay, New York BAN
   3.23%, 08/27/99                                         10,300         10,349
   3.25%, 10/01/99                                          5,640          5,660
                                                                        --------
TOTAL BOND ANTICIPATION NOTES
  (Cost $42,476)                                                          42,476
                                                                        --------
GENERAL OBLIGATIONS -- 3.4% (b)
Albany, New York IDRB GO (NewKirk
  Products, Inc.) Series 1995A (f)
   1.88%, 10/01/99                                          1,000          1,029
Nassau County, New York GO (f)
   3.10%, 10/01/99                                          1,000          1,007
Nassau County, New York GO Series Z (f)
   3.65%, 09/01/99                                         14,562         14,595
New York City, New York GO Series E
   3.08%, 08/01/99                                          3,735          3,754
Newburgh, New York GO Series 1998A (f)
   3.55%, 06/15/99                                          1,073          1,076
Rush-Hennrietta, New York Central
  School District GO (f)
   3.67%, 06/15/99                                            650            652
Suffolk County, New York GO Series B (f)
   3.60%, 08/15/99                                          1,595          1,604
                                                                        --------
TOTAL GENERAL OBLIGATIONS
  (Cost $23,717)                                                          23,717
                                                                        --------
TAX ANTICIPATION NOTES -- 3.3% (b)
Bay Shore, New York Union Free
  School District TAN
   3.37%, 06/29/99                                          4,400          4,408

                                                            Par          Value
                                                          -------      ---------
Hampton Bays, New York School
  District TAN
   4.00%, 06/24/99                                       $  2,700       $  2,704
North Babylon, New York Union Free
  School District TAN
   3.57%, 06/29/99                                          5,500          5,511
West Islip, New York Union Free School
  District TAN
   3.62%, 06/30/99                                         11,000         11,020
                                                                        --------
TOTAL TAX ANTICIPATION NOTES
  (Cost $23,643)                                                          23,643
                                                                        --------
REVENUE BONDS -- 3.2% (b)
Allegany County, New York IDRB Civic
  Facilities (Alfred University Civic
  Facility Project) (f)
   3.65%, 08/01/99                                            815            818
Battery Park, New York City Authority RB
   2.95%, 05/01/99                                          1,885          1,951
Nassau County, New York IDRB Civic
  Factory (Hofstra University Project) (f)
   3.65%, 07/01/99                                          1,420          1,424
New York City, New York Municipal
  Assistance Corp. RB Series 68
   3.30%, 07/01/99                                          1,000          1,018
New York City, New York Municipal
  Assistance Corp. RB Series J
   3.70%, 07/01/99                                          7,000          7,061
New York State Dormitory Authority
  State University RB
   3.07%, 05/15/99                                          3,805          3,936
New York State Power Authority RB &
  General Purpose Series BB (f)
   3.48%, 01/01/99                                            300            300
New York State Thruway Highway
  Authority RB (Construction &
  Reconstruction) Series A (f)
   3.71%, 03/01/99                                            500            502
New York State Urban Development RB
  (Correctional Capital Facilities) Series 1
   3.10%, 01/01/00                                          1,250          1,331
Suffolk County, New York Water Authority
  RB (f)
   3.00%, 06/01/99                                          3,080          3,192
   3.05%, 06/01/99                                          1,240          1,285
                                                                        --------
TOTAL REVENUE BONDS
  (Cost $22,818)                                                          22,818
                                                                        --------

                                                            Par          Value
                                                          -------      ---------

TAX & REVENUE ANTICIPATION NOTES -- 1.4% (b)
Puerto Rico Commonwealth TRAN
  Series A
   2.85%, 07/30/99                                       $ 10,000       $ 10,037
                                                                        --------
TOTAL TAX & REVENUE
  ANTICIPATION NOTES
  (Cost $10,037)                                                          10,037
                                                                        --------
REVENUE ANTICIPATION NOTES -- 0.7% (b)(f)
Buffalo, New York RAN
   3.00%, 07/27/99                                          5,000          5,021
                                                                        --------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $5,021)                                                            5,021
                                                                        --------

                                                            Shares
                                                            -------
TEMPORARY INVESTMENTS -- 0.0% (a)
Provident Institutional Funds - Muni Fund
  Portfolio
   3.27%, 01/07/99                                            236           236
                                                                       --------
TOTAL TEMPORARY INVESTMENTS
  (Cost $236)                                                               236
                                                                       --------
TOTAL INVESTMENTS -- 101.6%
  (Cost $717,452)                                                       717,452
                                                                       --------
OTHER ASSETS AND LIABILITIES -- (1.6%)
   Other assets                                                           6,255
   Liabilities                                                          (17,770)
                                                                       --------
                                                                        (11,515)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $705,937
                                                                       ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
VARIABLE RATE OBLIGATIONS -- 44.0% (a)(f)
NEW JERSEY -- 43.2%
Essex County, New Jersey Public
  Improvement Authority RB (County
  Asset Sale Project) Series 1995
   4.00%, 01/07/99                                       $  3,300       $  3,300
Monmouth County, New Jersey
  Improvement Authority Pooled
  Government Loan Progam
   3.75%, 01/07/99                                          2,000          2,000
New Jersey Economic Development
  Authority (St. James Prep & Social
  Service Project) Series 1998
   3.90%, 01/07/99                                            590            590
New Jersey Economic Development
  Authority (Wechsler Coffee Corp.
  Project) Series 1998
   4.00%, 01/07/99                                          1,580          1,580
New Jersey Economic Development
  Authority RB (Hoffman Laroche Inc.
  Project) Series 1993
   5.15%, 01/07/99                                          3,500          3,500
New Jersey Economic Development
  Authority RB (Job Haines Home Project)
   3.75%, 01/07/99                                          3,800          3,800
New Jersey Economic Development
  Authority RB (Toys R Us Inc. Project)
  Series 1984
   3.45%, 01/07/99                                          3,000          3,000
New Jersey Economic Development
  Authority Thermal Energy Facilities
  RB (Thermal Energy Ltd. Partnership I
  Project) Series 1997
   3.90%, 01/07/99                                          3,350          3,350
New Jersey Health Care Facilities
  Authority (Carrier Foundation)
  Series C
   4.00%, 01/06/99                                          2,790          2,790
New Jersey Health Care Facility Financing
  Authority Revenue Refunding Bonds
  (Christian Health Project) Series 1998B
   3.90%, 01/07/99                                          4,700          4,700

                                                            Par          Value
                                                          -------      ---------
New Jersey State (Hamilton Industrial
  Development Project) Series 1998
   4.00%, 01/07/99                                       $  3,900       $  3,900
New Jersey State Economic Development
  Authority Revenue Refunding Bonds
  (Stolthaven Project) Series 1998A
   5.05%, 01/01/99                                          1,500          1,500
New Jersey State Turnpike Authority
  RB Series 1991D
   3.75%, 01/07/99                                          4,250          4,250
Salem County, New Jersey Pollution
  Control Financing Authority RB
  (Public Service Electric & Gas Project)
  Series 1997
   3.85%, 01/07/99                                          4,100          4,100
                                                                        --------
                                                                          42,360
                                                                        --------
PUERTO RICO -- 0.8%
Puerto Rico Commonwealth Highway &
  Transportation Authority Series 1998A
   3.50%, 01/07/99                                            800            800
                                                                        --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $43,160)                                                          43,160
                                                                        --------
VARIABLE RATE TENDER OPTION BONDS -- 16.7% (a)(c)(f)
NEW JERSEY -- 12.2%
New Jersey State Building Authority
  Series 1997  TOB
   4.08%, 01/07/99                                          3,850          3,850
New Jersey State Transportation
  Authority TOB
   4.10%, 01/07/99                                          1,095          1,095
New Jersey State Transportation
  Authority TOB (PT-200)
   4.10%, 01/07/99                                          4,300          4,300
New Jersey State Turnpike Authority
  TOB (PA-440)
   4.08%, 01/07/99                                          2,695          2,695
                                                                        --------
                                                                          11,940
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
PUERTO RICO -- 4.5%
Puerto Rico Commonwealth TOB
   3.80%, 01/07/99                                       $  3,400       $  3,400
Puerto Rico Commonwealth Public
  Improvement TOB
   3.80%, 01/07/99                                          1,000          1,000
                                                                        --------
                                                                           4,400
                                                                        --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $16,340)                                                          16,340
                                                                        --------
BOND ANTICIPATION NOTES -- 16.1% (b)
East Hanover Township, New Jersey BAN
   3.60%, 08/11/99                                          1,492          1,493
Florence Township, New Jersey BAN
  Series B
   3.32%, 02/12/99                                          1,618          1,619
Jersey City, New Jersey BAN
   3.56%, 01/15/99                                          3,000          3,001
Peapack-Gladstone, New Jersey BAN
   2.98%, 05/13/99                                          2,300          2,309
Princeton, New Jersey BAN
   2.90%, 09/02/99                                          1,500          1,510
Seaside Heights, New Jersey BAN
  Series A
   3.45%, 02/19/99                                          1,300          1,301
Vernon Township, New Jersey Board of
  Education BAN
   3.05%, 05/04/99                                          2,500          2,504
West Windsor-Plainsboro, New Jersey
  Regional School District BAN
   3.73%, 01/27/99                                          2,000          2,000
                                                                        --------
TOTAL BOND ANTICIPATION NOTES
  (Cost $15,737)                                                          15,737
                                                                        --------
REVENUE BONDS -- 9.9% (b)(f)
Essex County, New Jersey Improvement
  Lease RB
   3.50%, 10/01/99                                          1,300          1,308
New Jersey Health Care Facilities
  Financing Authority RB (Community
  Medical Center/Kimball Project)
   3.63%, 07/01/99                                          2,000          2,009

                                                            Par          Value
                                                          -------      ---------
New Jersey State Education Facilities
  Authority (Trenton State College Project)
  Series C
   3.00%, 07/01/99                                       $  1,350       $  1,404
New Jersey State HFA M/F Housing RB
  Series 1996A
   3.65%, 05/01/99                                          1,275          1,279
New Jersey Wastewater Treatment Trust
  Series 1996C
   2.95%, 05/15/99                                          1,615          1,634
Rutgers State University, New Jersey
  Pre-Refunded RB
   3.70%, 05/01/99                                            685            705
Rutgers State University, New Jersey RB
   3.00%, 05/01/99                                          1,280          1,321
                                                                        --------
TOTAL REVENUE BONDS
  (Cost $9,660)                                                            9,660
                                                                        --------
TAX EXEMPT COMMERCIAL PAPER -- 7.2% (b)
New Jersey Education Facilities Authority
  (Princeton University) TECP
   3.00%, 01/07/99                                          3,500          3,500
Port Authority of New York & New Jersey
  TECP (f)
   3.00%, 01/14/99                                          1,225          1,225
   2.90%, 02/18/99                                            450            450
   2.90%, 02/26/99                                          1,900          1,900
                                                                        --------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $7,075)                                                            7,075
                                                                        --------
MANDATORY PUT BONDS -- 3.1% (b)
New Jersey Economic Development
  Authority RB (Newark Recycling
  Center Project)
   3.00%, 06/15/99                                          3,000          3,000
                                                                        --------
TOTAL MANDATORY PUT BONDS
  (Cost $3,000)                                                            3,000
                                                                        --------
GENERAL OBLIGATION BONDS -- 2.2% (b)
Lower Township, New Jersey GO
   3.65%, 02/01/99                                            340            340
Maple Shade Township, New Jersey
  GO Series 1998 (f)
   3.10%, 12/01/99                                            200            202
Trenton, New Jersey GO Series 2 (f)
   3.65%, 04/15/99                                            575            575

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
Union County, New Jersey GO
   2.92%, 12/15/99                                       $  1,025      $  1,039
                                                                       --------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $2,156)                                                           2,156
                                                                       --------
TOTAL INVESTMENTS -- 99.2%
  (Cost $97,128)                                                         97,128
                                                                       --------
OTHER ASSETS AND LIABILITIES -- 0.8%
  Other assets                                                            1,139
  Liabilities                                                              (352)
                                                                       --------
                                                                            787
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $ 97,915
                                                                       ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
VARIABLE RATE OBLIGATIONS -- 60.4% (a)(f)
Allegheny County, Pennsylvania Airport
  Revenue Refunding Bonds (Pittsburgh
  International Airport Project)
  Series 1997A
   4.11%, 01/01/99                                       $  2,050       $  2,050
Allegheny County, Pennsylvania IDA RB
  (Saureisen Project)
   4.40%, 01/07/99                                          1,600          1,600
Berks County, Pennsylvania IDA RB
  (Beacon Container Project)
   4.15%, 01/06/99                                          1,800          1,800
Bucks County, Pennsylvania IDA
  (Klearfold Project)
   4.40%, 01/07/99                                          3,400          3,400
Bucks County, Pennsylvania IDA RB
  (Schuman and Sons Project)
   4.10%, 01/07/99                                          2,000          2,000
Bucks County, Pennsylvania, St. Mary
  Hospital Authority RB, (Catholic
  Healthcare Project) Series 1997B
   3.80%, 01/07/99                                          3,150          3,150
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria Cogen
  Co. Project)
   4.05%, 01/07/99                                          3,000          3,000
Chester County, Pennsylvania IDA RB
  (Manufacturing Facilities Devault Project)
   4.25%, 01/06/99                                          2,220          2,220
Dauphin County, Pennsylvania General
  Authority RB (Education & Health Loan
  Program Project) Series 1997
   4.08%, 01/07/99                                          2,000          2,000
Dauphin County, Pennsylvania RB (All
  Health Pooled Financing Project)
   4.00%, 01/07/99                                          1,230          1,230
Delaware Valley, Pennsylvania Regional
  Finance Authority Local Government RB
  Series 1986
   3.90%, 01/07/99                                          1,700          1,700
Easton, Pennsylvania City School District GO
   4.08%, 01/07/99                                          2,800          2,800
Emmaus, Pennsylvania General Authority
  RB Pooled Loan Series 1996
   4.10%, 01/07/99                                          3,140          3,140

                                                            Par          Value
                                                          -------      ---------
Gettysburg, Pennsylvania Municipal
  Authority Guaranteed Hospital RB
  (Gettysburg Hospital Project) Series 1994
   3.70%, 01/01/99                                       $    250       $    250
Montgomery County, Pennsylvania IDA
  (Seton Medical Co.)
   3.85%, 01/07/99                                          4,600          4,600
Montgomery County, Pennsylvania M/F
  Housing RB (Glenmore Assoc.) Series A
   3.90%, 01/07/99                                          3,405          3,405
North Hampton County, Pennsylvania IDA
  RB (Binney & Smith) Series A
   4.20%, 01/07/99                                          2,580          2,580
Pennsylvania Economic Development
  Financing Authority RB (National
  Gypsum Co., Shippingport Project)
  Series 1997A
   4.10%, 01/07/99                                          2,400          2,400
Pennsylvania Energy Development
  Authority RB (B&W Ebensburg Project)
  Series 1986
   3.95%, 01/07/99                                          5,200          5,200
Pennsylvania Energy Development
  Authority RB (Piney Creek Project)
  Series 1986C
   3.95%, 01/07/99                                          1,155          1,155
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988B
   4.05%, 01/07/99                                          4,570          4,570
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988C
   4.05%, 01/07/99                                          2,970          2,970
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1997A
   4.35%, 01/07/99                                          3,275          3,275
Philadelphia, Pennsylvania IDA (City Line
  Holiday Inn Project) Series 1996
   4.00%, 01/07/99                                          2,200          2,200
Philadelphia, Pennsylvania Water & Waste
  RB Series 1997B
   3.85%, 01/06/99                                          2,100          2,100
Quakertown, Pennsylvania General
  Authority Pooled Financing Program
  RB Series 1998A
   4.05%, 01/07/99                                          2,000          2,000

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
Quakertown, Pennsylvania General
  Authority Pooled Financing Program
  Series A
   4.05%, 01/05/99                                       $  2,122       $  2,122
West Cornwall Township, Pennsylvania
  Municipal Authority RB (Lebanon
  Valley Crethren Project)
   4.10%, 01/07/99                                          1,200          1,200
York County, Pennsylvania General
  Authority Pooled Financing RB
  Series 1996
   4.10%, 01/07/99                                          3,400          3,400
                                                                        --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $73,517)                                                          73,517
                                                                        --------
TAX EXEMPT COMMERCIAL PAPER -- 11.4% (b)
PENNSYLVANIA -- 7.5% (f)
Commonwealth of Pennsylvania TECP
  Series 1997A
   3.25%, 01/14/99                                          1,500          1,500
Montgomery County, Pennsylvania IDA
  Pollution Control RB TECP
   3.40%, 01/13/99                                          4,100          4,100
   3.30%, 02/10/99                                          3,500          3,500
                                                                        --------
                                                                           9,100
                                                                        --------
PUERTO RICO -- 3.9%
Puerto Rico Government Development
  Bank RB
   2.95%, 02/17/99                                          2,776          2,776
   2.95%, 03/08/99                                          2,000          2,000
                                                                        --------
                                                                           4,776
                                                                        --------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $13,876)                                                          13,876
                                                                        --------
REVENUE BONDS -- 8.6% (b)
Northampton County, Pennsylvania
  Higher Education Authority RB
  (Lehigh University Project) (f)
   3.05%, 11/15/99                                          1,000          1,032
Pennsylvania HFA S/F Mortgage Revenue
  Refunding Bonds Series 61A
   3.60%, 10/01/99                                            425            426

                                                            Par          Value
                                                          -------      ---------
Pennsylvania State IDA RB (Economic
  Development Project) (f)
   3.75%, 01/01/99                                       $    500       $    500
Pennsylvania State Higher Education
  Facility RB (Medical College Project) (f)
   3.68%, 03/01/99                                          1,000          1,027
Pennsylvannia State Turnpike
  Commission RB Series 1986E (f)
   3.00%, 12/01/99                                          4,500          4,771
Philadelphia, Pennsylvania
  Intergovernmental CO-OP Authority
  Special Tax RB (f)
   3.60%, 06/15/99                                          1,000          1,009
Pittsburgh, Pennsylvania Water Sewer
  Authority Systems Refunding RB
  Series 1991A (f)
   3.00%, 09/01/99                                          1,655          1,691
                                                                        --------
TOTAL REVENUE BONDS
  (Cost $10,456)                                                          10,456
                                                                        --------
VARIABLE RATE TENDER OPTION BONDS -- 6.9% (a)(c)(f)
Allegheny County, Pennsylvania Airport
  RB TOBP (PA-329)
   4.11%, 01/07/99                                          3,550          3,550
Altoona, Pennsylvania Water Authority
  RB TOBP (PA-321)
   4.08%, 01/07/99                                          1,700          1,700
Chester County, Pennsylvania Health &
  Education RB TOBP (PA-327)
   4.08%, 01/07/99                                          1,700          1,700
Philadelphia, Pennsylvania Water &
  Waste RB TOBP (PT-151) Series 1993
   4.08%, 01/07/99                                          1,480          1,480
                                                                        --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $8,430)                                                            8,430
                                                                        --------
OPTIONAL PUT BONDS -- 3.8% (b)(f)
Beaver County, Pennsylvania IDA  Pollution
  Control Revenue Refunding TECP
  (Ohio Edison Co. Project)
  Series 1992A
   3.25%, 04/01/99                                          4,625          4,635
                                                                        --------
TOTAL OPTIONAL PUT BONDS
  (Cost $4,635)                                                            4,635
                                                                        --------

                                                            Par          Value
                                                          -------      ---------
CERTIFICATES OF PARTICIPATION -- 3.2% (b)(f)
Pennsylvania State COP Series A
   3.73%, 07/01/99                                       $  3,900      $  3,923
                                                                       --------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $3,923)                                                           3,923
                                                                       --------
FIXED RATE TENDER OPTION BONDS -- 2.2% (b)(e)
Philadelphia, Pennsylvania IDRB TOBP
  (PA-982) (Philadelphia Airport)
  Series 1998A
   3.75%, 08/04/99                                          2,710         2,710
                                                                       --------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $2,710)                                                           2,710
                                                                       --------
TAX & REVENUE ANTICIPATION NOTES -- 2.1% (b)
Philadelphia, Pennsylvania TRAN
  Series A
   3.64%, 06/30/99                                          2,500         2,507
                                                                       --------
TOTAL TAX & REVENUE
  ANTICIPATION NOTES
  (Cost $2,507)                                                           2,507
                                                                       --------
GENERAL OBLIGATION BONDS -- 1.1% (b)
Central Dauphin, Pennsylvania School
  District GO
   2.77%, 06/01/99                                          1,000         1,008
Donegal, Pennsylvania School
  District GO (f)
   3.79%, 04/01/99                                            250           250
                                                                       --------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $1,258)                                                           1,258
                                                                       --------
TOTAL INVESTMENTS -- 99.7%
  (Cost $121,312)                                                       121,312
                                                                       --------
OTHER ASSETS AND LIABILITIES -- 0.3%
   Other assets                                                             857
   Liabilities                                                             (453)
                                                                       --------
                                                                            404
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $121,716
                                                                       ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
VARIABLE RATE OBLIGATIONS -- 52.9% (a)(f)
FLORIDA -- 52.8%
Alachua County, Florida Health Facilities
  Authority RB (Shands Teaching
  Hospital Clinic Project) Series 1996
   4.00%, 01/06/99                                       $  5,900       $  5,900
Arcadia, Florida Hospital RB (Desoto
  Memorial Hospital Project)
   4.05%, 01/07/99                                          3,775          3,775
Bradford County, Florida Health Facilities
  Authority RB (Shands Teaching
  Hospital Clinic Project) Series 1996
   4.00%, 01/07/99                                          6,500          6,500
Broward County, Florida HFA M/F
  Housing RB (Harbor Town of Jacaranda
  Project) Series 1995B
   3.75%, 01/06/99                                          8,400          8,400
Broward County, Florida Indian Trace
  Community Development (Basin 1
  Water Project)
   3.40%, 01/07/99                                          4,350          4,350
Broward County, Florida Suburban Port
  Facilities  (Port Everglades Project)
  Series 1998
   3.90%, 01/07/99                                         41,700         41,700
Citrus Park, Florida Community
  Development District Capital
  Improvement Bonds Series 1996
   3.75%, 01/07/99                                          3,000          3,000
Collier County, Florida HFA M/F
  Housing RB (River Beach Project)
  Series 1985
   4.00%, 01/07/99                                          4,300          4,300
Dade County, Florida Aviation
  Series 1984A
   3.75%, 01/07/99                                          3,200          3,200
Dade County, Florida Health Facilities
  Authority  RB (Miami Children's
  Hospital) Series 1995
   3.40%, 01/06/99                                            450            450
Dade County, Florida IDA RB
  (Dolphins Stadium Project)
  Series 1985C
   3.90%, 01/06/99                                          1,050          1,050
Dade County, Florida IDA RB (June
  Leasing Corp. Project) Series 1995
   3.70%, 01/07/99                                          1,150          1,150

                                                            Par          Value
                                                          -------      ---------
Dade County, Florida IDA RB
  (Micheal-Ann Russell Jewish
  Community Center Project)
  Series 1997
   4.00%, 01/06/99                                       $  4,595       $  4,595
Dade County, Florida Water & Sewer
  System Series 1994
   3.40%, 01/07/99                                         20,790         20,790
Duval County, Florida HFA M/F
  Housing RB (Lakes Mayport
  Apartment Project) Series 1985
   3.75%, 01/07/99                                          3,000          3,000
Escambia County, Florida Health
  Facilities Authority Hospital RB
  (Charity Obligation Group Project)
   3.40%, 01/01/99                                          2,200          2,200
Escambia County, Florida Sales
  Tax RB Series A
   3.60%, 01/01/99                                          1,960          1,960
Florida Capital Financing Authority RB
  (Capital Loan Program Project)
  Series 1997A
   4.00%, 01/07/99                                         49,500         49,500
Florida Development Finance Corp.
  IDRB (Pioneer Ram Project)
  Series 1998A3
   4.15%, 01/06/99                                          1,500          1,500
Florida HFA Housing RB (Ashley
  Lake II Project) Series 1989J
   4.05%, 01/07/99                                         10,700         10,700
Florida HFA Housing RB (Heron Park
  Project) Series 1996U
   4.05%, 01/06/99                                          3,300          3,300
Florida HFA Housing RB (Tiffany Club
  Project) Series 1996P
   4.10%, 01/06/99                                          2,875          2,875
Florida HFA M/F Housing RB
  (Cornerstone Imaging Project)
  Series 1985BB
   3.50%, 01/07/99                                          8,830          8,830
Florida Housing Finance Corporation
  M/F Housing RB (Buchanan Bay
  Townhomes Project) Series 1998S
   4.30%, 01/07/99                                          6,725          6,725
Florida Municipal Power Agency
  Revenue Refunding Bonds (Stanton II
  Project) Series 1997
   3.75%, 01/06/99                                         12,700         12,700

                                                            Par          Value
                                                          -------      ---------
Florida Ocean Highway & Port
  Authority RB Series 1990
   4.10%, 01/06/99                                       $  8,700       $  8,700
Florida State  Finance Authority (Florida
  Hospital Association - Capital Projects
  Loan Program) Series 1998A
   3.75%, 01/07/99                                         34,300         34,300
Gainesville, Florida IDA (Exactech Inc.
  Project)
   4.10%, 01/06/99                                          2,900          2,900
Gulf Breeze, Florida RB (Local
  Government Loan Program)
  Series 1985B
   4.00%, 01/07/99                                         14,990         14,990
Gulf Breeze, Florida RB (Local
  Government Loan Program)
  Series 1985C
   4.00%, 01/07/99                                          9,425          9,425
Halifax, Florida Health Care Facilities
  Hospital Medical Center RB (Health
  Care Plan Inc. Project)
   4.15%, 01/07/99                                          3,000          3,000
Highlands County, Florida Health
  Facility Authority RB (Adventist
  Health Systems Project) Series 1996B
   3.95%, 01/07/99                                         17,600         17,600
Highlands County, Florida Health
  Facility Authority RB (Adventist
  Health Systems Project) Series 1997A
   3.95%, 01/07/99                                         29,455         29,455
Hillsborough County, Florida Housing
  M/F (Brandon Crossing Project)
   3.85%, 01/07/99                                          2,700          2,700
Hillsborough County, Florida IDA
  Pollution Control RB (Tampa
  Electric-Gannon Project)
   4.00%, 01/01/99                                          3,500          3,500
Jacksonville, Florida Health Facility
  Authority RB (River Garden Project)
  Series 1994
   3.60%, 01/07/99                                          2,705          2,705
Jacksonville, Florida Industrial
  Development Revenue Refunding
  Bonds (Pavilion Associates Project)
   3.75%, 01/06/99                                          5,250          5,250

                                                            Par          Value
                                                          -------      ---------
Jacksonville, Florida Industrial
  Development Revenue Refunding
  Bonds (St. John's Medical Investors
  Ltd. Project)
   3.75%, 01/06/99                                       $  2,030       $  2,030
Jacksonville, Florida RB (Capital
  Project)
   3.85%, 01/07/99                                          5,000          5,000
Lake Shore, Florida Hospital Authority
  Health Facilities RB (Lakeshore
  Hospital Project) Series 1991
   3.75%, 01/06/99                                          3,700          3,700
Lee County, Florida IDA Educational
  Facilities RB (Canterbury School
  Project) Series 1998
   4.00%, 01/07/99                                          2,250          2,250
Manatee County, Florida HFA M/F
  Housing RB (Hampton McGuire
  Project) Series 1989A
   3.60%, 01/07/99                                          6,065          6,065
Manatee County, Florida IDRB
  (Trilectron Industries Project)
  Series 1997A
   3.75%, 01/07/99                                          2,000          2,000
Marion County, Florida HFA M/F
  Housing RB (Paddock Place Project)
  Series 1985F
   3.75%, 01/07/99                                          2,100          2,100
Miami & Dade County, Florida IDA
  IDRB (Fine Arts Lamps Project)
  Series 1998
   4.10%, 01/06/99                                          2,000          2,000
Miami & Dade County, Florida IDRB
  (Airbus Service Co. Project)
  Series 1998A
   3.70%, 01/06/99                                          4,700          4,700
Miami, Florida Health Facilities
  Authority RB (Jewish Home for the
  Aged, Inc. Project) Series 1996
   4.00%, 01/07/99                                          2,950          2,950
Orange County, Florida Health Facilities
  Authority RB (Mayflower Retirement
  Community Project)
   4.00%, 01/07/99                                         12,151         12,151

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
Orange County, Florida HFA (Highland
  Pointe Apartments Project)
  Series 1988J
   3.80%, 01/07/99                                       $  7,855      $   7,855
Orange County, Florida HFA M/F
  Housing RB (Andover Place
  Apartments)
   4.00%, 01/07/99                                          3,400          3,400
Orange County, Florida M/F Housing RB
  (Smokewood Project) Series A
   3.50%, 01/07/99                                          6,000          6,000
Orlando, Florida Special Assessment RB
  (Republic Drive Interchange Project)
   3.80%, 01/07/99                                         18,750         18,750
Palm Beach County, Florida Health
  Facilities Authority Revenue Refunding
  Bonds (Boca Raton Community
  Hospital Project)
   3.55%, 01/07/99                                         14,000         14,000
Palm Beach County, Florida Health
  Facilities Authority Revenue Refunding
  Bonds (Joseph L. Morse Geriatric Center)
   3.95%, 01/07/99                                         11,955         11,955
Palm Beach County, Florida IDRB
  (Benjamin Private School Project)
   4.00%, 01/07/99                                          3,000          3,000
Palm Beach County, Florida RB (Norton
  Gallery Art School Project) Series 1995
   4.05%, 01/06/99                                          2,300          2,300
Pasco County, Florida COP
   4.00%, 01/07/99                                         11,600         11,600
Plant City, Florida Hospital RB (Southern
  Florida Baptist Hospital Project)
   4.05%, 01/07/99                                          8,600          8,600
Polk County, Florida IDA RB
  (Pavermodule Inc. Project)
   3.90%, 01/07/99                                          3,510          3,510
Polk County, Florida IDA RB (Young
  Florida Project) Series 1996
   3.70%, 01/07/99                                            900            900
Riviera Beach, Florida IDRB (Sunshine
  Farms Poultry Project)
   4.10%, 01/06/99                                          2,600          2,600
SouthEast Volusia, Florida Hospital
  District RB (Bert Fish Medical Center
  Project) Series 1995
   4.05%, 01/07/99                                         13,090         13,090

                                                            Par          Value
                                                          -------      ---------
St. Petersburg, Florida Capital
  Improvement RB (Airport & Golf
  Course Project) Series B
   4.00%, 01/07/99                                       $  3,000      $   3,000
Sumter County, Florida IDA RB (Robbins
  Manufacturing Project) Series 1997
   3.75%, 01/07/99                                          1,885          1,885
Suwannee County, Florida Health
  Facilities Authority RB (Shands Teaching
  Hospital Clinic Project) Series 1996
   4.00%, 01/07/99                                          4,500          4,500
Tampa, Florida Health Care Facilities RB
  (Lifelink Foundation Inc., Project)
   4.00%, 01/01/99                                          5,500          5,500
Tampa, Florida Occupational License
  Tax RB Series 1996A
   3.75%, 01/07/99                                         10,500         10,500
Tallahassee & Leon County, Florida
  Civic Center Authority Capital
  Improvement RB Series A
   4.00%, 01/07/99                                          7,000          7,000
Volusia County, Florida Health Facilities
  Authority RB (South West Volusia
  Health Project) Series 1994A
   3.55%, 01/07/99                                          4,550          4,550
                                                                        --------
                                                                         536,416
                                                                        --------
PUERTO RICO -- 0.1%
Puerto Rico Commonwealth Highway &
  Transportation Authority Series 1998A
   3.50%, 01/07/99                                          1,800          1,800
                                                                        --------
TOTAL VARIABLE RATE OBLIGATIONS
  (COST $538,216)                                                        538,216
                                                                        --------
TAX EXEMPT COMMERCIAL PAPER -- 13.3% (b)
FLORIDA -- 8.4% (f)
Florida Local Government Financial
  Community Pooled TECP
  Series A
   2.95%, 02/05/99                                          3,185          3,185
   3.35%, 02/08/99                                          4,292          4,292
   3.32%, 02/09/99                                         27,880         27,880
   3.35%, 02/09/99                                         10,768         10,768
Orange County, Florida HFA Pooled
  Hospital Loan TECP
   3.05%, 02/10/99                                          7,200          7,200
   3.00%, 03/10/99                                          7,100          7,100

                                                            Par          Value
                                                          -------      ---------
Orange County, Florida  TECP
   2.95%, 04/08/99                                       $  4,929      $   4,929
Pinellas County, Florida Educational
  Facilities TECP
   3.04%, 02/09/99                                         15,000         15,000
Sunshine State, Florida Government
  Financial Community TECP
   3.00%, 02/08/99                                          4,500          4,500
                                                                       ---------
                                                                          84,854
                                                                       ---------
PUERTO RICO -- 4.9%
Puerto Rico Government Development
  Bank TECP
   3.05%, 01/07/99                                          9,234          9,234
   2.70%, 01/14/99                                         19,300         19,300
   3.10%, 02/03/99                                         10,040         10,040
   2.90%, 02/18/99                                          4,000          4,000
Puerto Rico Government Development
  Bank RB TECP
   2.95%, 02/17/99                                          7,500          7,500
                                                                       ---------
                                                                          50,074
                                                                       ---------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $134,928)                                                        134,928
                                                                       ---------
VARIABLE RATE TENDER OPTION BONDS -- 8.4% (a)(c)(f)
Dade County, Florida School District
  GO TOB Series 1997
   4.10%, 01/07/99                                         20,920         20,920
Dade County, Florida TOB
   4.20%, 01/07/99                                          6,345          6,345
Escambia County, Florida HFA S/F
  Housing TOBP (PT-1017)
   4.13%, 01/07/99                                          7,745          7,745
Florida Department of Environmental
  Protection TOB
   4.15%, 01/07/99                                         11,300         11,300
Florida State Educational Capital
  Outlay TOBP
   4.10%, 01/07/99                                          9,850          9,850
Florida State GO Short Mode TOB
   4.15%, 01/07/99                                         19,185         19,185

                                                            Par          Value
                                                          -------      ---------
State of Florida Environmental TOB
   4.15%, 01/07/99                                       $  9,745       $  9,745
                                                                        --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $85,090)                                                          85,090
                                                                        --------
TAX ANTICIPATION NOTES -- 5.7% (b)
Charlotte County, Florida School
  District TAN
   2.91%, 06/30/99                                          9,000          9,042
Palm Beach County, Florida School
  District TAN
   2.98%, 10/14/99                                         23,000         23,110
   3.02%, 10/14/99                                         20,000         20,092
Seminole County, Florida School
  District TAN
   2.98%, 07/28/99                                          1,260          1,267
   3.25%, 07/28/99                                          5,000          5,020
                                                                        --------
TOTAL TAX ANTICIPATION NOTES
  (Cost $58,531)                                                          58,531
                                                                        --------
TAX AND REVENUE ANTICIPATION NOTES -- 4.9% (b)
Puerto Rico Commonwealth
  TRAN Series 1998A
   2.84%, 07/30/99                                          4,500          4,517
   2.85%, 07/30/99                                         23,500         23,586
   2.93%, 07/30/99                                         10,000         10,032
   3.49%, 07/30/99                                         11,700         11,700
                                                                        --------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $49,835)                                                          49,835
                                                                        --------
GENERAL OBLIGATION BONDS -- 3.2% (b)
Broward County, Florida School
  District GO
   3.68%, 02/15/99                                         11,300         11,576
Broward County, Florida School
  District GO Series B
   3.62%, 01/01/99                                          1,620          1,620
Cape Coral, Florida Special Obligation
  Revenue Refunding Bonds Waste &
  Water GO (Assignment Green Area
  Project) (f)
   2.73%, 07/01/99                                          1,000          1,009

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                                            Par          Value
                                                          -------      ---------
Florida State Board of Education Capital
  Outlay Public Education GO Series B
   2.96%, 06/01/99                                       $  2,300       $  2,333
Florida State Board of Education GO
  (Capital Asset Outlay Project) Series B
   3.55%, 06/01/99                                          3,155          3,167
Florida State Board of Education GO
  (Capital Outlay Public Education
  Project) Series 1998B
   2.96%, 06/01/99                                          4,515          4,570
Florida State Board of Education GO
  (Capital Outlay Project) Series 1998A
   3.58%, 01/01/99                                          7,175          7,175
Florida State Board of Education Public
  Education GO Series A2 (f)
   3.00%, 05/01/99                                          1,200          1,212
                                                                        --------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $32,662)                                                          32,662
                                                                        --------
REVENUE ANTICIPATION NOTES -- 3.0% (b)
Brevard County, Florida School Board
  RAN Series 1998
   3.69%, 05/06/99                                         16,000         16,016
Broward County, Florida School District
  RAN Series B
   3.68%, 04/20/99                                          3,655          3,659
Broward County, Florida School District
  RAN Series C
   3.68%, 04/20/99                                         10,540         10,550
                                                                        --------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $30,225)                                                          30,225
                                                                        --------
REVENUE BONDS -- 2.6% (b)(f)
FLORIDA -- 2.3%
Dade County, Florida Aviation Refunding
  RB Series 1994A
   3.05%, 10/01/99                                          1,000          1,020
Florida Gas Utility RB (Gas Project #1)
   3.00%, 12/01/99                                          4,515          4,565
Florida State Board of Education Capital
  Outlay Series 1989B
   2.98%, 06/01/99                                          1,000          1,036

                                                            Par          Value
                                                          -------      ---------
Florida State Environmental Preservation
  2000 RB
   3.60%, 07/01/99                                       $  1,010       $  1,017
Florida State Turnpike Authority RB
   4.10%, 07/01/99                                          1,000          1,036
Greater Orlando, Florida Aviation
  Authority Airport Facilities RB
   3.65%, 10/01/99                                          3,070          3,078
Orange County, Florida Capital
  Improvement Revenue Refunding
  Bond
   3.15%, 10/01/99                                          2,665          2,681
Pasco County, Florida Solid Waste
  Disposal Resource Recovery
  System RB
   3.93%, 04/01/99                                          4,200          4,211
Sarasota County, Florida School
  Financing Corp. Lease RB
   3.00%, 07/01/99                                          2,000          2,039
Tampa, Florida GDT Entitlement
  Revenue Refunding Bond
   2.07%, 10/01/99                                          2,205          2,260
                                                                        --------
                                                                          22,943
                                                                        --------
PUERTO RICO -- 0.3%
Puerto Rico Electric Power Authority
  Revenue Refunding Bonds Series 1989
   2.92%, 07/01/99                                          3,170          3,282
                                                                        --------
TOTAL REVENUE BONDS
  (Cost $26,225)                                                          26,225
                                                                        --------
MANDATORY PUT BONDS -- 1.6% (b)
Florida Health Facility Authority Put
  Bond Series MM (Buena Vista
  Project) (f)
   3.00%, 11/01/99                                          7,000          7,000
Miami & Dade County, Florida
  Housing S/F Series B (f)
   3.45%, 10/01/99                                          2,905          2,905
Orange County, Florida IDA RB
  (General Accident Insurance
  Co. of America Project)
   2.94%, 06/01/99                                          3,500          3,500

                                                            Par          Value
                                                          -------      ---------
Palm Beach County, Florida HFA (f)
   3.75%, 07/01/99                                       $  3,000    $    3,000
                                                                     ----------
TOTAL MANDATORY PUT BONDS
  (Cost $16,405)                                                         16,405
                                                                     ----------
TOTAL INVESTMENTS -- 95.6%
  (Cost $972,117)                                                       972,117
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 4.4%
  Other assets                                                           46,386
  Liabilities                                                            (2,011)
                                                                     ----------
                                                                         44,375
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $1,016,492
                                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
Year ended December 31, 1998
(All dollar amounts are in thousands unless otherwise noted)

For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Variable rate obligations -- Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities of 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(b) Interest rates represent effective yield to put or call date at time of purchase.

(c) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Florida Municipal Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1998, the aggregate values of private placement securities held by the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey MunicipalMoney Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Florida Municipal Money Fund were $486,341, $273,875, $114,164, $16,340, $8,430 and $85,090,
     respectively, which represented 7.08%, 6.90%, 16.17%, 16.69%, 6.93% and
     8.37% respectively, of the net assets of each Fund. All of these private placement investments were determined by the Investment Adviser to be liquid in accordance with procedures adopted by the Board of Trustees.

(d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

(e) Security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the fund. At December 31, 1998, the aggregate value of the restricted securities held by Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund were $289,085, $42,058 and $2,710, respectively, which represented 4.21%, 1.06% and 2.23%, respectively, of the net assets of each Fund. All of these restricted investments were determined by the Investment Adviser to be illiquid in accordance with procedures adopted by the Board of Trustees.

(f)  Security has one or more third party credit enhancements.

PORTFOLIO ABBREVIATIONS
-----------------------
ACES              Adjustable Convertible Extendable Securities
BAN               Bond Anticipation Note
CP                Commercial Paper
COP               Certificates of Participation
GAN               Grant Anticipation Notes
GO                General Obligation
HDA               Housing Development Authority
HFA               Housing Finance Agency
IDA               Industrial Development Authority
IDB               Industrial Development Board
IDRB              Industrial Development Revenue Bond
M/F               Multi-Family
N.R.U.-C.F.C.     National Rural Utilities Cooperative Financing Corporation
RAN               Revenue Anticipation Note
RB                Revenue Bond
S/F               Single Family
TAN               Tax Anticipation Note
TECP              Tax-Exempt Commercial Paper
TOB               Tender Option Bond
TOBP              Tender Option Bond Partnership
TRAN              Tax and Revenue Anticipation Notes

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1998

                                                                                     Schwab       Schwab
                                                                       Schwab      California    New York
                                                                      Municipal     Municipal    Municipal
                                                                     Money Fund    Money Fund   Money Fund
                                                                     ----------    ----------   ----------
ASSETS
Investments, at value (Cost: $6,931,296, $4,046,484 and
   $717,452, respectively)                                           $6,931,296    $4,046,484     $717,452
Cash                                                                         --            --            7
Receivables:
   Interest                                                              41,923        24,998        4,524
   Fund shares sold                                                      19,836         4,419        1,620
Prepaid expenses                                                            714           253          104
                                                                     ----------    ----------     --------
     Total assets                                                     6,993,769     4,076,154      723,707
                                                                     ----------    ----------     --------
LIABILITIES
Payables:
   Dividends                                                             23,393        12,023        2,242
   Investments purchased                                                 93,864        88,785       14,156
   Fund shares redeemed                                                   8,893         4,989        1,182
   Investment advisory and administration fees                              138            75           14
   Transfer agency and shareholder service fees                             301           166           28
Other liabilities                                                           411           337          148
                                                                     ----------    ----------     --------
     Total liabilities                                                  127,000       106,375       17,770
                                                                     ----------    ----------     --------
Net assets applicable to outstanding shares                          $6,866,769    $3,969,779     $705,937
                                                                     ==========    ==========     ========
NET ASSETS CONSIST OF:
Paid-in-capital                                                      $6,869,272    $3,970,589     $705,958
Accumulated net realized loss on investments sold                        (2,503)         (810)         (21)
                                                                     ----------    ----------     --------
                                                                     $6,866,769    $3,969,779     $705,937
                                                                     ==========    ==========     ========
PRICING OF SHARES
$0.00001 par value (unlimited shares authorized)
   Outstanding Sweep Shares                                           5,249,316     2,611,666      467,817
   Outstanding Value Advantage Shares(TRADEMARK)                      1,620,225     1,359,022      238,204
                                                                     ----------    ----------     --------
                                                                      6,869,541     3,970,688      706,021
                                                                     ==========    ==========     ========
Net asset value, offering and redemption price per each Sweep
   and Value Advantage Share(TRADEMARK)                                   $1.00         $1.00        $1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1998

                                                                      Schwab        Schwab         Schwab
                                                                    New Jersey   Pennsylvania     Florida
                                                                     Municipal     Municipal     Municipal
                                                                    Money Fund    Money Fund    Money Fund
                                                                    ----------   ------------   ----------
ASSETS
Investments, at value (Cost: $97,128, $121,312 and
   $972,117, respectively)                                            $97,128      $121,312     $  972,117
Cash                                                                      262            38         17,903
Receivables:
   Interest                                                               874           815          6,310
   Investments sold                                                        --            --         22,170
Prepaid expenses                                                            3             4              3
                                                                      -------      --------     ----------
     Total assets                                                      98,267       122,169      1,018,503
                                                                      -------      --------     ----------
LIABILITIES
Payables:
   Dividends                                                              305           396          1,793
   Investment advisory and administration fees                             --             1             13
   Transfer agency and shareholder service fees                             6             6             41
Other liabilities                                                          41            50            164
                                                                      -------      --------     ----------
     Total liabilities                                                    352           453          2,011
                                                                      -------      --------     ----------
Net assets applicable to outstanding shares                           $97,915      $121,716     $1,016,492
                                                                      =======      ========     ==========
NET ASSETS CONSIST OF:
Paid-in-capital                                                       $97,915      $121,721     $1,016,492
Accumulated net realized loss on investments sold                          --            (5)            --
                                                                      -------      --------     ----------
                                                                      $97,915      $121,716     $1,016,492
                                                                      =======      ========     ==========
PRICING OF SHARES
$0.00001 par value (unlimited shares authorized)
   Outstanding Sweep Shares                                            97,951       121,758      1,016,515
Net asset value, offering and redemption price per share                $1.00         $1.00          $1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the year ended December 31, 1998

                                                    Schwab       Schwab       Schwab          Schwab         Schwab
                                       Schwab     California    New York    New Jersey     Pennsylvania      Florida
                                      Municipal    Municipal    Municipal    Municipal      Municipal      Municipal
                                     Money Fund   Money Fund   Money Fund   Money Fund 1   Money Fund 1   Money Fund 2
                                     ----------   ----------   ----------   ------------   ------------   ------------

Interest income                       $217,941     $112,540      $20,426       $1,983         $2,065         $11,723
                                      --------     --------      -------       ------         ------         -------
Expenses:
   Investment advisory and
     administration fees                25,373       14,582        2,746          268            271           1,524
   Transfer agency and shareholder
     service fees:
       Sweep Shares                     21,161       10,373        1,861          262            265           1,491
       Value Advantage
        Shares(TRADEMARK)                3,665        2,914          459           --             --              --
   Custodian and portfolio
     accounting fees                       556          391          226           33             34              82
   Registration fees                       466          201           76           34             50             151
   Professional fees                        53           46           22           13             13              14
   Shareholder reports                     279          162           29            3              3               8
   Trustees' fees                           26           22           14            6              6               6
   Offering fees                            --           --           --           36             37              23
   Insurance and other expenses             53           25           12            6              4               9
                                      --------     --------      -------       ------         ------         -------
                                        51,632       28,716        5,445          661            683           3,308
Less: expenses reduced (see Note 4)    (13,999)      (8,488)      (1,766)        (282)          (300)         (1,353)
                                      --------     --------      -------       ------         ------         -------
     Total expenses incurred by Fund    37,633       20,228        3,679          379            383           1,955
                                      --------     --------      -------       ------         ------         -------
Net investment income                  180,308       92,312       16,747        1,604          1,682           9,768
Net realized gain (loss) on
   investments sold                        337          (34)          (7)          --             (5)             --
                                      --------     --------      -------       ------         ------         -------
Increase in net assets resulting
   from operations                    $180,645     $ 92,278      $16,740       $1,604         $1,677         $ 9,768
                                      ========     ========      =======       ======         ======         =======

1 For the period from February 2, 1998 (commencement of operations) to December 31, 1998.
2 For the period from March 18, 1998 (commencement of operations) to December 31, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,

                                         Schwab                 Schwab California           Schwab New York
                                   Municipal Money Fund        Municipal Money Fund       Municipal Money Fund
                                --------------------------   -------------------------   ------------------------
                                    1998          1997           1998         1997          1998          1997
                                ------------  ------------   ------------  -----------   -----------  -----------
Operations:
   Net investment income        $    180,308  $    151,940   $     92,312  $    79,137   $    16,747  $    12,130
   Net realized gain (loss) on
     investments sold                    337          (515)           (34)         (44)           (7)           1
                                ------------  ------------   ------------  -----------   -----------  -----------
  Increase in net assets
    resulting from operations        180,645       151,425         92,278       79,093        16,740       12,131
                                ------------  ------------   ------------  -----------   -----------  -----------
Dividends to shareholders
   from net investment income
   (See Note 2):
     Sweep Shares                   (135,406)     (125,666)       (59,906)     (56,234)      (11,347)      (9,121)
     Value Advantage
      Shares(TRADEMARK)              (45,171)      (26,274)       (32,505)     (22,903)       (5,451)      (3,009)
                                ------------  ------------   ------------  -----------   -----------  -----------
       Total dividends to
         shareholders               (180,577)     (151,940)       (92,411)      (79,137)     (16,798)     (12,130)
                                ------------  ------------   ------------  -----------   -----------  -----------
Capital share transactions
  (at $1.00 per share):
     Proceeds from shares sold    23,318,964    17,267,233     11,624,728    8,685,116     2,031,062    1,365,492
     Net asset value of shares
       issued in reinvestment
       of dividends                  172,257       143,585         88,948       74,380        15,938       11,240
     Less payments for shares
       redeemed                  (22,133,590)  (16,378,232)   (10,835,101)  (7,991,713)   (1,823,763)  (1,231,270)
                                ------------  ------------   ------------  -----------   -----------  -----------
     Increase in net assets
       from capital share
       transactions                1,357,631     1,032,586        878,575      767,783       223,237      145,462
                                ------------  ------------   ------------  -----------   -----------  -----------
       Total increase in net
         assets                    1,357,699     1,032,071        878,442      767,739       223,179      145,463
Net assets:
   Beginning of period             5,509,070     4,476,999      3,091,337    2,323,598       482,758      337,295
                                ------------  ------------   ------------  -----------   -----------  -----------
   End of period                $  6,866,769  $  5,509,070   $  3,969,779  $ 3,091,337   $   705,937  $   482,758
                                ============  ============   ============  ===========   ===========  ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the period ended December 31,

                                              Schwab New Jersey      Schwab Pennsylvania       Schwab Florida
                                            Municipal Money Fund    Municipal Money Fund    Municipal Money Fund
                                            --------------------    --------------------    --------------------
                                                   1998 1                  1998 1                 1998 2
                                                 ---------               ---------             -----------
Operations:
   Net investment income                         $   1,604               $   1,682             $     9,768
   Net realized loss on investments sold                --                      (5)                     --
                                                 ---------               ---------             -----------
  Increase in net assets resulting
    from operations                                  1,604                   1,677                   9,768
                                                 ---------               ---------             -----------
Dividends to shareholders from net
   investment income
   (See Note 2):
     Sweep Shares                                   (1,640)                 (1,719)                 (9,791)
                                                 ---------               ---------             -----------
Capital share transactions (at $1.00 per share):
     Proceeds from shares sold                     330,574                 335,122               2,075,332
     Net asset value of shares issued in
       reinvestment of dividends                     1,305                   1,300                   7,864
     Less payments for shares redeemed            (233,928)               (214,664)             (1,066,681)
                                                 ---------               ---------             -----------
     Increase in net assets from capital share
       transactions                                 97,951                 121,758               1,016,515
                                                 ---------               ---------             -----------
       Total increase in net assets                 97,915                 121,716               1,016,492

Net assets:
   Beginning of period                                  --                      --                      --
                                                 ---------               ---------             -----------
   End of period                                 $  97,915               $ 121,716             $ 1,016,492
                                                 =========               =========             ===========

1 For the period from February 2, 1998 (commencement of operations) to December 31, 1998.

2 For the period from March 18, 1998 (commencement of operations) to December 31, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                     Schwab Municipal Money Fund
                                                        --------------------------------------------------------
SWEEP SHARES                                               1998       1997        1996       1995        1994
-------------------------------------------------       ---------- ----------  ---------- ----------  ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                  $     1.00 $     1.00  $     1.00 $     1.00  $     1.00
                                                        ---------- ----------  ---------- ----------  ----------
From investment operations:
   Net investment income                                      0.03       0.03        0.03       0.03        0.02
                                                        ---------- ----------  ---------- ----------  ----------
   Total from investment operations                           0.03       0.03        0.03       0.03        0.02
Less distributions:
   Dividends from net investment income                      (0.03)2    (0.03)      (0.03)     (0.03)      (0.02)
                                                        ---------- ----------  ---------- ----------  ----------
   Total distributions                                       (0.03)     (0.03)      (0.03)     (0.03)      (0.02)
                                                        ---------- ----------  ---------- ----------  ----------
NET ASSET VALUE AT END OF PERIOD                        $     1.00 $     1.00  $     1.00 $     1.00  $     1.00
                                                        ========== ==========  ========== ==========  ==========
Total return (%)                                              2.92       3.11        2.92       3.30        2.32
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average net assets         0.66       0.66 3      0.66       0.66        0.65
Reductions reflected in above expense ratio                   0.22       0.24        0.24       0.25        0.26
Ratio of net investment income to average net assets          2.87       3.06        2.89       3.25        2.31
Net assets, end of period (000s)                        $5,246,638 $4,423,841  $3,868,919 $3,403,837  $3,015,951

VALUE ADVANTAGE SHARES(TRADEMARK)                          1998       1997       1996       1995 1
------------------------------------------              ---------- ----------  ---------- ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                  $     1.00 $     1.00  $     1.00 $     1.00
                                                        ---------- ----------  ---------- ----------
From investment operations:
   Net investment income                                      0.03       0.03        0.03       0.02
                                                        ---------- ----------  ---------- ----------
   Total income from investment operations                    0.03       0.03        0.03       0.02
Less distributions:
   Dividends from net investment income                      (0.03)2    (0.03)      (0.03)     (0.02)
                                                        ---------- ----------  ---------- ----------
   Total distributions                                       (0.03)     (0.03)      (0.03)     (0.02)
                                                        ---------- ----------  ---------- ----------
NET ASSET VALUE AT END OF PERIOD                        $     1.00 $     1.00  $     1.00 $     1.00
                                                        ========== ==========  ========== ==========
Total return (%)                                              3.14       3.32        3.14       1.68**
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of actual operating expenses to average net assets      0.45       0.45 4      0.45       0.45*
Reductions reflected in above expense ratio                   0.24       0.27        0.30       0.50*
Ratio of net investment income to average net assets          3.08       3.29        3.10       3.50*
Net assets, end of period (000s)                        $1,620,131 $1,085,229  $  608,080 $  160,682

1 For the period from July 7, 1995 (commencement of operations) to December 31, 1995.
2 The amounts shown include certain reclassifications related to book to tax differences (see Note 2 of Notes to Financial Statements).
3 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.67%.
4 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.46%.
*    Annualized.
**   Not annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                 Schwab California Municipal Money Fund
                                                        --------------------------------------------------------
SWEEP SHARES                                               1998       1997        1996       1995        1994
-------------------------------------------------       ---------- ----------  ---------- ----------  ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                  $     1.00 $     1.00  $     1.00 $     1.00  $     1.00
                                                        ---------- ----------  ---------- ----------  ----------
From investment operations:
   Net investment income                                      0.03       0.03        0.03       0.03        0.02
                                                        ---------- ----------  ---------- ----------  ----------
   Total from investment operations                           0.03       0.03        0.03       0.03        0.02
Less distributions:
   Dividends from net investment income                      (0.03)2    (0.03)      (0.03)     (0.03)      (0.02)
                                                        ---------- ----------  ---------- ----------  ----------
   Total distributions                                       (0.03)     (0.03)      (0.03)     (0.03)      (0.02)
                                                        ---------- ----------  ---------- ----------  ----------
NET ASSET VALUE AT END OF PERIOD                        $     1.00 $     1.00  $     1.00 $     1.00  $     1.00
                                                        ---------- ----------  ---------- ----------  ----------
Total return (%)                                              2.64       2.95        2.80       3.20        2.26
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average net assets         0.65       0.65 3      0.65       0.65        0.64
Reductions reflected in above expense ratio                   0.24       0.26        0.27       0.29        0.30
Ratio of net investment income to average net assets          2.60       2.91        2.77       3.15        2.25
Net assets, end of period (000s)                        $2,610,821 $2,154,522  $1,816,112 $1,577,695  $1,293,883

VALUE ADVANTAGE SHARES(TRADEMARK)                          1998       1997        1996       1995 1
------------------------------------------              ---------- ----------  ----------  ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                  $     1.00 $     1.00  $     1.00  $     1.00
                                                        ---------- ----------  ----------  ----------
From investment operations:
   Net investment income                                      0.03       0.03        0.03        0.01
                                                        ---------- ----------  ----------  ----------
   Total income from investment operations                    0.03       0.03        0.03        0.01
Less distributions:
   Dividends from net investment income                      (0.03)2    (0.03)      (0.03)      (0.01)
                                                        ---------- ----------  ----------  ----------
   Total distributions                                       (0.03)     (0.03)      (0.03)      (0.01)
                                                        ---------- ----------  ----------  ----------
NET ASSET VALUE AT END OF PERIOD                        $     1.00 $     1.00  $     1.00  $     1.00
                                                        ========== ==========  ==========  ==========
Total return (%)                                              2.84       3.15        3.01        0.84**
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of actual operating expenses to average net assets      0.45       0.45 4      0.45        0.45*
Reductions reflected in above expense ratio                   0.25       0.27        0.32        0.59*
Ratio of net investment income to average net assets          2.79       3.12        2.98        3.48*
Net assets, end of period (000s)                        $1,358,958 $  936,815  $  507,486  $  108,008

1 For the period from October 3, 1995 (commencement of operations) to December 31, 1995.
2 The amounts shown include certain reclassifications related to book to tax differences (see Note 2 of Notes to Financial Statements).
3 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.66%.
4 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.46%.
*    Annualized
**   Not annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                            Schwab New York Municipal Money Fund
                                                        ---------------------------------------------
SWEEP SHARES                                               1998       1997        1996       1995 1
------------------------------------------              ---------- ----------  ----------  ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                    $   1.00   $   1.00    $   1.00    $   1.00
                                                          --------   --------    --------    --------
From investment operations:
   Net investment income                                      0.03       0.03        0.03        0.03
                                                          --------   --------    --------    --------
   Total from investment operations                           0.03       0.03        0.03        0.03
Less distributions:
   Dividends from net investment income                      (0.03)3    (0.03)      (0.03)      (0.03)
                                                          --------   --------    --------    --------
   Total distributions                                       (0.03)     (0.03)      (0.03)      (0.03)
                                                          --------   --------    --------    --------
NET ASSET VALUE AT END OF PERIOD                          $   1.00   $   1.00    $   1.00    $   1.00
                                                          ========   ========    ========    ========
Total return (%)                                              2.78       2.96        2.74        2.75**
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average net assets         0.69       0.69 4      0.69        0.63*
Reductions reflected in above expense ratio                   0.28       0.33        0.35        0.41*
Ratio of net investment income to average net assets          2.73       2.93        2.71        3.20*
Net assets, end of period (000s)                          $467,750   $357,221    $270,612    $204,863

VALUE ADVANTAGE SHARES(TRADEMARK)                           1998       1997        1996       1995 2
------------------------------------------                --------   --------    --------    --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                    $   1.00   $   1.00    $   1.00    $   1.00
                                                          --------   --------    --------    --------
From investment operations:
   Net investment income                                      0.03       0.03        0.03        0.02
                                                          --------   --------    --------    --------
   Total income from investment operations                    0.03       0.03        0.03        0.02
Less distributions:
   Dividends from net investment income                      (0.03)3    (0.03)      (0.03)      (0.02)
                                                          --------   --------    --------    --------
   Total distributions                                       (0.03)     (0.03)      (0.03)      (0.02)
                                                          --------   --------    --------    --------
NET ASSET VALUE AT END OF PERIOD                          $   1.00   $   1.00    $   1.00    $   1.00
                                                          ========   ========    ========    ========
Total return (%)                                              3.03       3.21        2.99        1.62**
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of actual operating expenses to average net assets      0.45       0.45 5      0.45        0.45*
Reductions reflected in above expense ratio                   0.33       0.40        0.56        1.36*
Ratio of net investment income to average net assets          2.96       3.18        2.98        3.42*
Net assets, end of period (000s)                          $238,187   $125,537    $ 66,683    $ 15,143

1 For the period from February 27, 1995 (commencement of operations) to December 31, 1995.
2 For the period from July 7, 1995 (commencement of operations) to December 31, 1995.
3 The amounts shown include certain reclassifications related to book to tax differences (see Note 2 of Notes to Financial Statements).
4 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.70%.
5 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.46%.
*    Annualized
**   Not annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                     Schwab New Jersey    Schwab Pennsylvania       Schwab Florida
                                                   Municipal Money Fund   Municipal Money Fund   Municipal Money Fund
                                                   --------------------   --------------------   --------------------
SWEEP SHARES                                               1998 1               1998 1                 1998 2
------------------------------------------                --------             --------               --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                    $   1.00             $   1.00               $     1.00
                                                          --------             --------               ----------
From investment operations:
   Net investment income                                      0.03                 0.03                     0.02
                                                          --------             --------               ----------
   Total from investment operations                           0.03                 0.03                     0.02
Less distributions:
   Dividends from net investment income                      (0.03)3              (0.03)3                  (0.02)3
                                                          --------             --------               ----------
   Total distributions                                       (0.03)               (0.03)                   (0.02)
                                                          --------             --------               ----------
NET ASSET VALUE AT END OF PERIOD                            $ 1.00               $ 1.00                 $   1.00
                                                          ========             ========               ==========
Total return (%)                                              2.60**               2.72**                   2.37**
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average net assets         0.65*                0.65*                    0.59*
Reductions reflected in above expense ratio                   0.48*                0.51*                    0.41*
Ratio of net investment income to average net assets          2.75*                2.85*                    2.95*
Net assets, end of period (000s)                          $ 97,915             $121,716               $1,016,492

1 For the period from February 2, 1998 (commencement of operations) to December 31, 1998.
2 For the period from March 18, 1998 (commencement of operations) to December 31, 1998.
3 The amounts shown include certain reclassifications related to book to tax differences (see Note 2 of Notes to Financial Statements.)
*    Annualized.
**   Not annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1998
(All dollar amounts are in thousands unless otherwise noted)

1.  DESCRIPTION OF THE FUNDS

The Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund (the "Funds"), are series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

All Funds offer Sweep shares, and the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund offer an additional class of shares Value Advantage Shares(TRADEMARK). Both classes represent interests in the same portfolio of investments of the respective Fund and are substantially the same in all respects, except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the six Funds described above, the Trust also offers Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund,(REGISTRATION MARK) Schwab Institutional Advantage Money Fund,(REGISTRATION MARK) Schwab Retirement Money Fund(REGISTRATION MARK) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares of a Fund based on the value of settled shares outstanding of each respective class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually. Dividends paid by a Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

EXPENSES -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of a Fund are allocated daily to each class of that Fund based on the value of settled shares outstanding of each respective class. Transfer agency and shareholder service fees are class specific and calculated daily at the class level.

FEDERAL INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

As of December 31, 1998, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                                              Schwab      Schwab       Schwab
                                                  Schwab    California   New York   Pennsylvania
                                                 Municipal   Municipal   Municipal    Municipal
         Expiring in:                           Money Fund  Money Fund  Money Fund   Money Fund
         ----------                             ----------  ----------  ----------  ------------
         12/31/00                                 $   --       $  1         $--         $--
         12/31/01                                     --         56          --          --
         12/31/02                                  1,454        583          --          --
         12/31/03                                     36         --           6          --
         12/31/04                                    465         93           9          --
         12/31/05                                    523         35          --          --
         12/31/06                                     --         55           6           5
                                                  ------       ----         ---         ---
           Total capital loss carryforwards       $2,478       $823         $21         $ 5
                                                  ======       ====         ===         ===

RECLASSIFICATIONS -- Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences were reclassified from paid-in-capital to undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

        Schwab Municipal Money Fund                                $269
        Schwab California Municipal Money Fund                      $99
        Schwab New York Municipal Money Fund                        $51
        Schwab New Jersey Municipal Money Fund                      $36
        Schwab Pennsylvania Municipal Money Fund                    $37
        Schwab Florida Municipal Money Fund                         $23

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Adviser"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.41% on the next $1 billion and 0.40% on such assets in excess of $2 billion. The Investment Adviser has reduced a portion of its fee for the year ended December 31, 1998 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For transfer agency services provided, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets of the Sweep Shares and 0.05% for Value Advantage Shares. For shareholder services provided, Schwab receives 0.20% of each Fund's average daily net assets. Schwab has reduced a portion of its fee for the year ended December 31, 1998 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Adviser and/or Schwab. During the year ended December 31, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $80 related to the Trust's unaffiliated trustees.

INTERFUND TRANSACTIONS -- During the year ended December 31, 1998, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees, and common officers.These transactions, made at current market value pursuant to Rule 17a-7 under the Investment Company Act of 1940, aggregated the following dollar amounts as seen below.

Schwab Municipal Money Fund                                           $2,363,371
--------------------------------------------------------------------------------
Schwab California Municipal Money Fund                                $  553,109
--------------------------------------------------------------------------------
Schwab New York Municipal Money Fund                                  $  466,730
--------------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund                                $  254,058
--------------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund                              $  228,497
--------------------------------------------------------------------------------
Schwab Florida Municipal Money Fund                                   $1,180,252
--------------------------------------------------------------------------------

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The Investment Adviser and Schwab guarantee that, through at least April 30, 1999, for Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, and through at least February 28, 1999 for Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund, respectively, total operating expenses of each class of shares will not exceed certain percentages of average daily net assets of that class of shares, after reductions, as shown below. For purposes of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

                                                       Sweep    Value Advantage
                                                       Shares  Shares(TRADEMARK)
--------------------------------------------------------------------------------
Schwab Municipal Money Fund                            0.66%        0.45%
--------------------------------------------------------------------------------
Schwab California Municipal Money Fund                 0.65%        0.45%
--------------------------------------------------------------------------------
Schwab New York Municipal Money Fund                   0.69%        0.45%
--------------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund                 0.65%          --
--------------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund               0.65%          --
--------------------------------------------------------------------------------
Schwab Florida Municipal Money Fund                    0.59%          --
--------------------------------------------------------------------------------

For the year ended December 31, 1998, the total of such fees reduced by the Investment Adviser and Schwab were:
                                            Fees Reduced by the  Fees Reduced by
                                            Investment Adviser       Schwab
--------------------------------------------------------------------------------
Schwab Municipal Money Fund                      $13,780             $219
--------------------------------------------------------------------------------
Schwab California Municipal Money Fund           $ 8,464             $ 24
--------------------------------------------------------------------------------
Schwab New York Municipal Money Fund             $ 1,677             $ 89
--------------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund           $  268              $ 14
--------------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund         $  271              $ 29
--------------------------------------------------------------------------------
Schwab Florida Municipal Money Fund              $ 1,353               --
--------------------------------------------------------------------------------

5.  CAPITAL SHARE TRANSACTIONS

Transactions in capital shares, for the years ended December 31, 1998 and December 31, 1997 (at $1.00 per share), were as follows:

                                            Schwab                  Schwab California             Schwab New York
                                     Municipal Money Fund          Municipal Money Fund         Municipal Money Fund
                                  ---------------------------   --------------------------   --------------------------
                                     For the        For the        For the        For the       For the       For the
                                   Year ended     Year ended     Year ended     Year ended    Year ended     Year ended
                                  December 31,   December 31,   December 31,   December 31,  December 31,   December 31,
                                      1998           1997           1998           1997          1998           1997
                                  ------------   ------------   ------------   -----------   ------------   -----------
Proceeds from shares sold:
     Sweep Shares                 $ 20,195,590   $ 15,493,142   $  9,633,080   $ 7,203,514   $  1,718,551   $ 1,167,590
     Value Advantage
       Shares(TRADEMARK)             3,123,374      1,774,091      1,991,648     1,481,602        312,511       197,902
                                  ------------   ------------   ------------   -----------   ------------   -----------
       Total                        23,318,964     17,267,233     11,624,728     8,685,116      2,031,062     1,365,492
                                  ------------   ------------   ------------   -----------   ------------   -----------
Net asset value of shares issued
  in reinvestment of dividends:
     Sweep Shares                      131,573        120,622         58,632        53,926         10,945         8,549
     Value Advantage
       Shares(TRADEMARK)                40,684         22,963         30,316        20,454          4,993         2,691
                                  ------------   ------------   ------------   -----------   ------------   -----------
       Total                           172,257        143,585         88,948        74,380         15,938        11,240
                                  ------------   ------------   ------------   -----------   ------------   -----------
Less payments for shares redeemed:
     Sweep Shares                  (19,504,411)   (15,058,403)    (9,235,322)   (6,918,999)    (1,618,924)   (1,089,531)
     Value Advantage
       Shares(TRADEMARK)            (2,629,179)    (1,319,829)    (1,599,779)   (1,072,714)      (204,839)     (141,739)
                                  ------------   ------------   ------------   -----------   ------------   -----------
       Total                       (22,133,590)   (16,378,232)   (10,835,101)   (7,991,713)    (1,823,763)   (1,231,270)
                                  ------------   ------------   ------------   -----------   ------------   -----------
       Total increase in net
         assets from capital
         share transactions       $  1,357,631   $  1,032,586   $    878,575   $   767,783   $    223,237   $   145,462
                                  ============   ============   ============   ===========   ============   ===========

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab Municipal Money Fund, Schwab California Municipal Money Fund,
Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Florida Municipal Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Florida Municipal Money Fund (six series constituting part of The Charles Schwab Family of Funds, hereafter collectively referred to as the "Funds") at December 31, 1998, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California
January 29, 1999

TAX DESIGNATIONS (Unaudited)

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby designate 100% of the dividends paid for the year ended December 31, 1998 as exempt-interest dividends.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

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Please call 800-435-4000 for a free prospectus and brochure for any of these
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SCHWAB BOND FUNDS
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Schwab California Short/Intermediate
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SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds(1) that seek high current income consistent with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances
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


SchwabFunds-Registered Trademark-

101 Montgomery Street
San Francisco, California 94104




INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C- 1999 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. CRS 20423 (0199-0837) MKT3859(1/99)